-----------------------------
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                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: August 31, 2010

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                                                   hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417
                                  -----------------------------

                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2008
                         ---------------

Date of reporting period: August 31, 2008
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

The Report to Shareholders is attached herewith.

                                                               CALIFORNIA
                                                               INVESTMENT TRUST
                                                               ----------------
                                                               FUND GROUP


Annual Report
----------------------------------------------
AUGUST 31, 2008


CALIFORNIA TAX-FREE INCOME FUND
CALIFORNIA INSURED INTERMEDIATE FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND


U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM U.S. GOVERNMENT BOND FUND
THE UNITED STATES TREASURY TRUST


S&P 500 INDEX FUND
S&P MIDCAP INDEX FUND
S&P SMALLCAP INDEX FUND
EQUITY INCOME FUND
EUROPEAN GROWTH & INCOME FUND
NASDAQ-100 INDEX FUND






                                                                  (800) 225-8778
                                                                WWW.CALTRUST.COM
                                                   EMAIL US AT INFO@CALTRUST.COM
--------------------------------------------------------------------------------
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION                  AUGUST 31, 2008
--------------------------------------------------------------------------------

On the following pages are line graphs comparing each of the Funds performance to a comparable broad based securities market index for the 10 years ended August 31, 2008, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2008.

BOND FUNDS

In a marked change from our previous fiscal year, where the Federal Reserve Board (Fed) left rates at 5.25%, the Fed lowered rates seven times to finish out the fiscal year at 2.00%. This policy was in reaction to data showing slowing economic activity and continued financial stress brought on in part by defaults in the sub-prime mortgage market. Inflation, as measured by the Consumer Price Index (CPI), as well as the Fed's preferred measure of inflation, Personal Consumption Expenditures (PCE), remains contained. Over the past year, the Treasury yield curve, which is the difference between yields between short term and longer term Treasury notes and bonds has continued to steepen, meaning the difference between 2 year Treasury notes and 10 year treasury bonds has gotten greater - at 8/31/08 that difference was 206 basis points, up from 73 basis points at 8/31/2007. A basis point is one-one hundredth of a percent. This represents a greater term premium to the yield curve, where investors are compensated for lending their money, in this case to the US Treasury, for longer periods of time. In addition to the term premium returning to the yield curve, credit premiums or spreads of riskier credits to Treasuries likewise widened. This process was magnified by defaults on sub-prime home mortgage loans; those mortgages extended to homebuyers with dubious credit histories and requiring little to no income documentation. It was exacerbated by their securitization and subsequent purchase by banks and hedge funds, some of which in the process employed leverage to fund those purchases. As the defaults on these mortgages began to rise, the value of the securities backed by mortgages plummeted. The financial institutions that employed this strategy got caught in a liquidity squeeze where they had to sell not only their sub-prime backed mortgage securities, but also other securities to cover their losses. This lead to a flight to quality out of riskier assets and into safer ones such as Treasuries and high quality mortgaged back securities.

Tighter credit conditions have lead to higher mortgage rates, which in turn have slowed the housing market, both from a number of transactions and lower prices perspective. Employment has been softening a bit, and wages have been relatively stagnant. Global economies have weakened as well, and the US consumer is showing signs of need to clean up his or her personal balance sheet by cutting back on expenditures. The sub-prime debacle will likely mean that certain homeowners who under more ordinary circumstances would never have been extended credit will return to being renters, it still remains to be seen whether this extends into mortgages with more qualified buyers, who took on terms that have resets coming up in the next several quarters and selected an interest only payment option. Those loans on reset will do so at a much higher rate, will tend to carry a floating rate, and will require the payment of both interest and principal. Depending on terms available at the time of reset, this could lead to further deterioration in home prices and disposable income.

Monetary policy has been able to keep inflation under control. Generally, low inflation rates are good for bond investors because this results in a preservation of the value of future cash flows from fixed income investments. The relative stability in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will be less of a factor over the long term. Still, there continue to be risks to inflation and the bond market, among which are US fiscal and monetary policy, international conflicts/terrorism and global economic factors.

The California municipal market yield curve does not necessarily move in lock step with US Treasury yields, but is subject to many of the same forces as the Treasury curve. The California Municipal Bond yield curve began the year very flat at around 102 basis points. At fiscal year end, the curve was 268 basis points. Credit spreads likewise widened, with stronger credits outperforming lesser ones. The State of California continues to face a structural budget imbalance, which well could be magnified as housing prices drop. A great deal of state and municipal revenue is derived from property taxes. Lower housing values, combined with a slower economy will have an impact on revenues to state and local municipalities.

The California Tax-Free Income Fund's total return for the current fiscal year was 3.96% versus 1.95% for the prior fiscal year. The portfolio had an average credit rating of AA.

California Intermediate Insured Fund followed a similar pattern to the Income Fund. The Fund's total return was 4.54% for the current fiscal year versus 2.64% for the prior fiscal year. Due to the downgrading of certain monoline insurers, the average credit quality of the portfolio was AA.

During the fiscal year the U.S. Government Securities Fund added more GNMA mortgage exposure at the expense of Treasuries. The total return for the Fund's Direct Shares for the current fiscal year was 6.10% versus 4.63% for the prior fiscal year. All of the securities in the portfolio are back by the full faith and credit of the United States Treasury.

As of fiscal year end August 31, 2008, the total return for the Direct Shares of the Short-term U.S. Government Bond Fund was 5.26% versus 4.94% for the prior fiscal year. The fund continues to predominantly hold US Treasury Notes with maturities of 1 to 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

                                  [LINE CHART]

                               California Tax-       Lehman Brothers
                                 Free Income         Municipal Bond
              Date                  Fund                 Index

             August-98            10,000.00             10,000.00
          September-98            10,189.53             10,125.00
            October-98            10,155.42             10,125.00
           November-98            10,189.04             10,160.44
           December-98            10,182.65             10,185.84
            January-99            10,342.15             10,307.05
           February-99            10,238.01             10,261.70
              March-99            10,254.86             10,276.07
              April-99            10,243.26             10,301.76
                May-99            10,127.71             10,242.01
               June-99             9,931.37             10,094.52
               July-99             9,976.41             10,130.86
             August-99             9,894.93             10,049.81
          September-99             9,914.31             10,053.83
            October-99             9,795.48              9,945.25
           November-99             9,908.77             10,050.67
           December-99             9,818.75              9,975.29
            January-00             9,828.86              9,932.40
           February-00             9,931.79             10,047.61
              March-00            10,142.48             10,267.66
              April-00            10,046.57             10,207.08
                May-00            10,045.83             10,154.00
               June-00            10,307.55             10,423.08
               July-00            10,443.60             10,567.96
             August-00            10,693.52             10,730.71
          September-00            10,614.25             10,674.91
            October-00            10,679.72             10,791.27
           November-00            10,737.87             10,873.28
           December-00            11,038.31             11,141.85
            January-01            11,134.90             11,252.15
           February-01            11,119.28             11,288.16
              March-01            11,159.35             11,389.75
              April-01            10,879.86             11,266.75
                May-01            10,983.90             11,388.43
               June-01            11,109.60             11,464.73
               July-01            11,263.90             11,634.41
             August-01            11,547.36             11,826.37
          September-01            11,501.75             11,786.16
            October-01            11,666.58             11,926.42
           November-01            11,481.47             11,826.24
           December-01            11,322.57             11,713.89
            January-02            11,535.40             11,916.54
           February-02            11,706.58             12,060.73
              March-02            11,355.01             11,824.34
              April-02            11,624.55             12,054.91
                May-02            11,737.38             12,128.45
               June-02            11,813.17             12,257.01
               July-02            11,992.92             12,415.13
             August-02            12,187.99             12,564.11
          September-02            12,558.25             12,839.26
            October-02            12,148.91             12,626.13
           November-02            12,069.02             12,573.10
           December-02            12,393.81             12,838.39
            January-03            12,225.10             12,806.30
           February-03            12,421.85             12,985.58
              March-03            12,420.16             12,993.38
              April-03            12,517.56             13,079.13
                May-03            12,881.52             13,385.18
               June-03            12,747.32             13,327.63
               July-03            12,146.39             12,861.16
             August-03            12,262.44             12,957.62
          September-03            12,672.05             13,338.57
            October-03            12,586.71             13,271.88
           November-03            12,715.10             13,409.91
           December-03            12,821.04             13,521.21
            January-04            12,901.98             13,598.28
           February-04            13,107.81             13,803.61
              March-04            12,972.48             13,755.30
              April-04            12,583.32             13,429.30
                May-04            12,562.99             13,380.96
               June-04            12,602.30             13,429.13
               July-04            12,751.66             13,605.05
             August-04            12,975.52             13,877.15
          September-04            13,014.83             13,950.70
            October-04            13,105.97             14,070.67
           November-04            12,983.71             13,955.30
           December-04            13,121.29             14,125.55
            January-05            13,183.60             14,258.33
           February-05            13,092.22             14,211.28
              March-05            12,982.14             14,121.75
              April-05            13,184.13             14,344.87
                May-05            13,268.58             14,446.72
               June-05            13,348.20             14,536.29
               July-05            13,217.39             14,470.87
             August-05            13,359.75             14,617.03
          September-05            13,263.08             14,519.10
            October-05            13,163.69             14,430.53
           November-05            13,216.46             14,499.80
           December-05            13,327.62             14,624.49
            January-06            13,352.59             14,663.98
           February-06            13,432.95             14,762.23
              March-06            13,300.32             14,660.37
              April-06            13,276.53             14,655.97
                May-06            13,337.50             14,721.92
               June-06            13,259.96             14,665.98
               July-06            13,408.49             14,840.51
             August-06            13,606.14             15,060.15
          September-06            13,696.27             15,165.57
            October-06            13,766.98             15,261.11
           November-06            13,876.90             15,387.78
           December-06            13,803.42             15,333.92
            January-07            13,771.37             15,294.05
           February-07            13,925.33             15,495.93
              March-07            13,889.18             15,457.19
              April-07            13,935.65             15,503.56
                May-07            13,869.60             15,435.35
               June-07            13,796.93             15,355.08
               July-07            13,894.74             15,473.32
             August-07            13,871.05             15,406.78
          September-07            14,035.59             15,634.80
            October-07            14,076.88             15,705.16
           November-07            14,163.32             15,805.67
           December-07            14,184.56             15,849.93
            January-08            14,347.31             16,049.64
           February-08            13,791.43             15,314.57
              March-08            14,159.68             15,752.56
              April-08            14,311.83             15,936.87
                May-08            14,371.37             16,034.08
               June-08            14,217.74             15,852.90
               July-08            14,258.70             15,913.14
             August-08            14,419.81             16,099.32

Average Annual Total Returns*         One       Five Year      Ten Year
for the periods ended 8/31/08        Year     (Annualized)   (Annualized)
--------------------------------- ---------- -------------- -------------
California Tax-Free Income Fund       3.96%        3.29%         3.73%
Lehman Municipal Bond Index           4.50%        4.44%         4.88%

                                  [LINE CHART]

                            California Insured         Lehman 5 Yr.
             Date            Intermediate Fund     Municipal Bond Index

             August-98            10,000.00             10,000.00
          September-98            10,144.70             10,103.00
            October-98            10,148.96             10,132.30
           November-98            10,178.86             10,150.54
           December-98            10,185.45             10,186.06
            January-99            10,311.73             10,294.04
           February-99            10,258.01             10,283.74
              March-99            10,285.51             10,293.00
              April-99            10,280.69             10,323.88
                May-99            10,235.91             10,281.55
               June-99            10,091.63             10,165.37
               July-99            10,182.33             10,228.39
             August-99            10,151.08             10,224.30
          September-99            10,205.15             10,261.11
            October-99            10,139.67             10,235.46
           November-99            10,198.28             10,295.84
           December-99            10,116.93             10,261.87
            January-00            10,170.43             10,257.76
           February-00            10,215.92             10,291.61
              March-00            10,331.50             10,385.27
              April-00            10,268.15             10,361.38
                May-00            10,297.13             10,358.27
               June-00            10,501.86             10,547.83
               July-00            10,626.15             10,658.58
             August-00            10,785.31             10,773.69
          September-00            10,718.13             10,755.38
            October-00            10,787.01             10,830.67
           November-00            10,823.08             10,877.24
           December-00            11,000.24             11,052.36
            January-01            11,204.12             11,242.46
           February-01            11,197.31             11,272.82
              March-01            11,233.74             11,365.25
              April-01            11,045.52             11,301.61
                May-01            11,199.30             11,418.02
               June-01            11,286.03             11,476.25
               July-01            11,418.12             11,600.19
             August-01            11,611.02             11,756.79
          September-01            11,578.56             11,792.06
            October-01            11,720.64             11,889.94
           November-01            11,604.21             11,796.01
           December-01            11,488.42             11,738.21
            January-02            11,698.74             11,927.19
           February-02            11,839.34             12,061.97
              March-02            11,494.16             11,805.05
              April-02            11,770.88             12,077.75
                May-02            11,903.89             12,158.67
               June-02            11,972.21             12,291.20
               July-02            12,140.37             12,423.94
             August-02            12,327.38             12,543.21
          September-02            12,621.81             12,717.56
            October-02            12,240.05             12,587.84
           November-02            12,234.05             12,575.26
           December-02            12,515.73             12,825.50
            January-03            12,387.26             12,847.31
           February-03            12,516.09             12,987.34
              March-03            12,520.62             12,969.16
              April-03            12,598.29             13,030.11
                May-03            12,879.90             13,238.60
               June-03            12,794.65             13,204.18
               July-03            12,345.59             12,916.33
             August-03            12,454.93             13,006.74
          September-03            12,822.00             13,337.11
            October-03            12,761.98             13,249.09
           November-03            12,837.81             13,303.41
           December-03            12,908.60             13,355.29
            January-04            12,986.41             13,418.06
           February-04            13,155.77             13,581.76
              March-04            13,047.78             13,524.72
              April-04            12,725.28             13,254.22
                May-04            12,695.30             13,186.63
               June-04            12,756.10             13,235.42
               July-04            12,895.21             13,357.18
             August-04            13,084.55             13,590.93
          September-04            13,105.96             13,608.60
            October-04            13,162.08             13,683.45
           November-04            13,069.81             13,593.14
           December-04            13,189.43             13,716.84
            January-05            13,233.58             13,714.09
           February-05            13,147.62             13,645.52
              March-05            13,063.51             13,558.19
              April-05            13,202.90             13,715.47
                May-05            13,235.92             13,755.24
               June-05            13,297.43             13,818.51
               July-05            13,205.94             13,743.89
             August-05            13,291.12             13,830.48
          September-05            13,263.91             13,805.59
            October-05            13,197.37             13,747.60
           November-05            13,225.29             13,780.60
           December-05            13,283.82             13,846.74
            January-06            13,319.11             13,878.59
           February-06            13,342.36             13,903.57
              March-06            13,274.11             13,849.35
              April-06            13,294.38             13,879.82
                May-06            13,331.09             13,928.40
               June-06            13,276.81             13,862.93
               July-06            13,386.22             13,991.86
             August-06            13,513.14             14,142.97
          September-06            13,572.24             14,220.76
            October-06            13,609.80             14,279.06
           November-06            13,660.04             14,337.61
           December-06            13,628.86             14,308.93
            January-07            13,614.83             14,278.88
           February-07            13,704.97             14,407.39
              March-07            13,726.72             14,441.97
              April-07            13,749.47             14,463.63
                May-07            13,722.33             14,420.24
               June-07            13,718.08             14,394.29
               July-07            13,808.14             14,519.52
             August-07            13,870.43             14,631.32
          September-07            13,970.28             14,763.00
            October-07            14,009.54             14,819.10
           November-07            14,113.00             14,977.66
           December-07            14,160.83             15,043.56
            January-08            14,360.67             15,418.15
           February-08            14,141.84             15,038.86
              March-08            14,324.31             15,333.62
              April-08            14,323.75             15,319.82
                May-08            14,342.81             15,367.31
               June-08            14,252.96             15,210.57
               July-08            14,385.68             15,425.04
             August-08            14,499.77             15,633.28

Average Annual Total Returns*              One       Five Year      Ten Year
for the periods ended 8/31/08             Year     (Annualized)   (Annualized)
-------------------------------------- ---------- -------------- -------------
California Insured Intermediate Fund       4.54%        3.09%         3.79%
Lehman 5 Yr. Municipal Bond Index          6.85%        3.75%         4.57%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2008
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                  One       Five Year      Ten Year
Benchmark                             Year     (Annualized)   (Annualized)
---------------------------------- ---------- -------------- -------------
U.S. Government Securities Fund        6.10%        3.90%         4.31%
Lehman Bros. GNMA Index                7.05%        4.93%         5.67%
Lehman Bros. Treasury Index            8.65%        4.96%         5.56%

                                  [LINE CHART]

                             U.S.                                  Lehman Bros.
                          Government           Lehman Bros.          Treasury
        Date           Securities Fund          GNMA Index            Index

      August-98            10,000.00             10,000.00          10,000.00
   September-98            10,344.80             10,118.00          10,279.00
     October-98            10,225.35             10,108.89          10,246.11
    November-98            10,271.91             10,166.51          10,244.06
    December-98            10,281.72             10,208.20          10,264.55
     January-99            10,331.53             10,280.68          10,324.08
    February-99             9,976.12             10,247.78          10,060.82
       March-99             9,995.34             10,310.29          10,099.05
       April-99            10,020.22             10,359.78          10,123.29
         May-99             9,880.76             10,307.98          10,029.14
        June-99             9,824.53             10,266.75          10,008.08
        July-99             9,782.26             10,198.99          10,000.07
      August-99             9,761.41             10,195.93          10,002.07
   September-99             9,873.01             10,360.08          10,079.09
     October-99             9,866.59             10,421.21          10,090.17
    November-99             9,843.58             10,425.37          10,071.00
    December-99             9,773.78             10,404.52          10,004.53
     January-00             9,719.15             10,310.88          10,030.55
    February-00             9,808.30             10,442.86          10,181.00
       March-00            10,035.01             10,607.86          10,382.59
       April-00            10,000.96             10,598.31          10,349.36
         May-00            10,033.68             10,636.47          10,364.89
        June-00            10,212.88             10,833.24          10,540.05
        July-00            10,299.74             10,890.66          10,648.62
      August-00            10,478.77             11,055.11          10,805.15
   September-00            10,490.34             11,157.92          10,813.80
     October-00            10,583.71             11,240.49          10,918.69
    November-00            10,818.01             11,398.98          11,142.52
    December-00            11,040.54             11,559.70          11,355.34
     January-01            11,125.03             11,749.28          11,447.32
    February-01            11,244.78             11,800.98          11,585.84
       March-01            11,261.57             11,871.79          11,622.91
       April-01            11,097.57             11,890.78          11,478.79
         May-01            11,085.60             11,990.66          11,514.37
        June-01            11,153.16             12,026.63          11,576.55
        July-01            11,405.48             12,232.29          11,865.96
      August-01            11,520.07             12,321.59          12,022.59
   September-01            11,642.34             12,487.93          12,213.75
     October-01            12,018.26             12,654.02          12,552.07
    November-01            11,690.63             12,547.72          12,240.78
    December-01            11,551.46             12,510.08          12,122.05
     January-02            11,644.17             12,636.43          12,203.26
    February-02            11,753.84             12,765.32          12,275.26
       March-02            11,580.93             12,644.05          11,979.43
       April-02            11,786.63             12,866.59          12,277.72
         May-02            11,855.19             12,950.22          12,346.47
        June-02            11,952.75             13,053.82          12,520.56
        July-02            12,110.17             13,205.25          12,817.29
      August-02            12,285.78             13,297.68          13,094.15
   September-02            12,516.82             13,408.05          13,447.69
     October-02            12,386.02             13,449.62          13,298.42
    November-02            12,292.40             13,461.72          13,166.77
    December-02            12,587.91             13,595.00          13,509.10
     January-03            12,554.16             13,628.98          13,468.57
    February-03            12,735.42             13,697.13          13,700.23
       March-03            12,668.65             13,706.72          13,642.69
       April-03            12,712.94             13,738.24          13,706.81
         May-03            13,023.92             13,738.24          14,101.57
        June-03            12,977.03             13,779.46          14,015.55
        July-03            12,551.43             13,552.09          13,400.27
      August-03            12,594.99             13,641.54          13,479.33
   September-03            12,843.92             13,837.98          13,886.41
     October-03            12,712.48             13,802.00          13,673.94
    November-03            12,719.29             13,850.31          13,691.72
    December-03            12,806.71             13,979.11          13,813.58
     January-04            12,880.17             14,049.01          13,930.99
    February-04            12,961.14             14,141.73          14,103.74
       March-04            13,036.49             14,199.71          14,236.31
       April-04            12,782.11             13,976.78          13,777.90
         May-04            12,744.30             13,948.82          13,731.06
        June-04            12,825.87             14,074.36          13,785.98
        July-04            12,938.26             14,188.37          13,916.95
      August-04            13,127.67             14,385.58          14,205.03
   September-04            13,154.14             14,415.79          14,241.96
     October-04            13,215.52             14,529.68          14,354.47
    November-04            13,178.28             14,496.26          14,162.12
    December-04            13,254.13             14,590.49          14,302.33
     January-05            13,301.78             14,675.11          14,406.73
    February-05            13,262.24             14,629.62          14,288.60
       March-05            13,213.46             14,601.82          14,241.45
       April-05            13,367.15             14,750.76          14,492.10
         May-05            13,482.94             14,856.97          14,668.90
        June-05            13,528.53             14,900.05          14,758.38
        July-05            13,439.28             14,843.43          14,557.67
      August-05            13,600.62             14,966.63          14,789.13
   September-05            13,436.25             14,906.76          14,592.44
     October-05            13,320.86             14,842.67          14,478.62
    November-05            13,368.78             14,873.84          14,548.11
    December-05            13,503.65             15,061.25          14,699.41
     January-06            13,472.33             15,110.95          14,655.32
    February-06            13,517.32             15,141.17          14,677.30
       March-06            13,484.27             15,044.27          14,518.78
       April-06            13,447.89             14,993.12          14,459.26
         May-06            13,445.36             14,963.13          14,463.60
        June-06            13,451.91             14,981.09          14,509.88
        July-06            13,604.27             15,193.82          14,689.80
      August-06            13,736.69             15,427.80          14,905.74
   September-06            13,849.25             15,518.83          15,044.36
     October-06            13,941.75             15,625.91          15,121.09
    November-06            14,085.80             15,774.35          15,278.35
    December-06            13,996.29             15,758.58          15,153.07
     January-07            13,953.93             15,758.58          15,128.82
    February-07            14,113.07             15,949.26          15,379.96
       March-07            14,148.05             15,984.34          15,372.27
       April-07            14,210.24             16,070.66          15,452.21
         May-07            14,153.27             15,990.31          15,313.14
        June-07            14,117.93             15,897.56          15,307.01
        July-07            14,239.43             16,027.92          15,561.11
      August-07            14,373.27             16,213.85          15,805.42
   September-07            14,458.37             16,335.45          15,890.77
     October-07            14,571.66             16,513.51          16,016.30
    November-07            14,846.26             16,820.66          16,508.00
    December-07            14,863.18             16,834.11          16,521.21
     January-08            15,141.37             17,121.98          16,940.85
    February-08            15,230.02             17,199.03          17,133.98
       March-08            15,241.53             17,252.34          17,252.20
       April-08            15,110.25             17,241.99          16,955.46
         May-08            14,991.27             17,143.71          16,757.08
        June-08            15,060.24             17,143.71          16,889.46
        July-08            15,119.09             17,143.71          16,960.40
      August-08            15,250.08             17,356.29          17,172.41

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                           Since Inception**
Benchmark                            One Year     (Annualized)
----------------------------------- ---------- ------------------
U.S. Government Securities Fund         5.57%          3.46%
Lehman Bros. GNMA Index                 7.05%          4.76%
Lehman Bros. Treasury Index             8.65%          4.45%

                                  [LINE CHART]

                             U.S.                                Lehman Bros.
                          Government         Lehman Bros.          Treasury
        Date           Securities Fund        GNMA Index            Index

     October-03           10,000.00           10,000.00           10,000.00
    November-03           10,002.33           10,035.00           10,013.00
    December-03           10,068.77           10,128.33           10,102.12
     January-04           10,121.48           10,178.97           10,187.98
    February-04           10,189.40           10,246.15           10,314.31
       March-04           10,235.12           10,288.16           10,411.27
       April-04           10,038.05           10,126.63           10,076.03
         May-04           10,002.93           10,106.38           10,041.77
        June-04           10,057.51           10,197.34           10,081.93
        July-04           10,147.41           10,279.94           10,177.71
      August-04           10,290.21           10,422.83           10,388.39
   September-04           10,303.84           10,444.72           10,415.40
     October-04           10,357.11           10,527.23           10,497.68
    November-04           10,312.65           10,503.02           10,357.01
    December-04           10,367.10           10,571.29           10,459.55
     January-05           10,408.71           10,632.60           10,535.90
    February-05           10,364.04           10,599.64           10,449.51
       March-05           10,331.13           10,579.50           10,415.03
       April-05           10,444.55           10,687.41           10,598.33
         May-05           10,530.04           10,764.36           10,727.63
        June-05           10,560.69           10,795.58           10,793.07
        July-05           10,486.54           10,754.55           10,646.28
      August-05           10,606.32           10,843.81           10,815.56
   September-05           10,474.17           10,800.44           10,671.71
     October-05           10,380.79           10,754.00           10,588.47
    November-05           10,412.77           10,776.58           10,639.30
    December-05           10,512.74           10,912.37           10,749.95
     January-06           10,492.96           10,948.38           10,717.70
    February-06           10,522.98           10,970.27           10,733.77
       March-06           10,482.86           10,900.06           10,617.85
       April-06           10,450.52           10,863.00           10,574.31
         May-06           10,443.22           10,841.28           10,577.49
        June-06           10,444.56           10,854.29           10,611.33
        July-06           10,557.79           11,008.42           10,742.92
      August-06           10,665.14           11,177.95           10,900.84
   September-06           10,748.19           11,243.90           11,002.21
     October-06           10,804.28           11,321.48           11,058.33
    November-06           10,910.66           11,429.03           11,173.33
    December-06           10,836.91           11,417.61           11,081.71
     January-07           10,809.34           11,417.61           11,063.98
    February-07           10,926.61           11,555.76           11,247.64
       March-07           10,949.26           11,581.18           11,242.02
       April-07           10,992.91           11,643.72           11,300.48
         May-07           10,943.82           11,585.50           11,198.77
        June-07           10,912.39           11,518.31           11,194.29
        July-07           11,000.83           11,612.76           11,380.12
      August-07           11,098.91           11,747.46           11,558.79
   September-07           11,160.82           11,835.57           11,621.20
     October-07           11,242.79           11,964.58           11,713.01
    November-07           11,449.20           12,187.12           12,072.60
    December-07           11,457.91           12,196.87           12,082.26
     January-08           11,666.23           12,405.43           12,389.15
    February-08           11,730.58           12,461.26           12,530.38
       March-08           11,723.78           12,499.89           12,616.84
       April-08           11,629.31           12,492.39           12,399.83
         May-08           11,533.52           12,421.18           12,254.76
        June-08           11,581.69           12,421.18           12,351.57
        July-08           11,621.78           12,421.18           12,403.45
      August-08           11,717.02           12,575.20           12,558.49

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

                                                                    Since
Fund/                                     One       Five Year    Inception***
Benchmark                                Year     (Annualized)   (Annualized)
------------------------------------- ---------- -------------- -------------
Short-Term U.S. Government Bond Fund     5.26%        2.89%         3.61%
Lehman 1-3 Yr. Treasury Index            6.19%        3.56%         4.72%

                                  [LINE CHART]

                               Short-Term U.S.
                                 Government          Lehman 1-3 Yr.
               Date               Bond Fund          Treasury Index

            January-00            10,000.00             10,000.00
           February-00            10,050.05             10,066.00
              March-00            10,113.14             10,130.42
              April-00            10,151.63             10,152.71
                May-00            10,198.13             10,195.35
               June-00            10,287.96             10,302.40
               July-00            10,346.32             10,368.34
             August-00            10,408.98             10,445.06
          September-00            10,472.78             10,522.36
            October-00            10,526.55             10,578.12
           November-00            10,601.86             10,679.67
           December-00            10,705.66             10,808.90
            January-01            10,806.37             10,946.17
           February-01            10,865.40             11,018.42
              March-01            10,931.21             11,109.87
              April-01            10,965.33             11,138.76
                May-01            11,024.47             11,198.90
               June-01            11,054.01             11,238.10
               July-01            11,148.05             11,367.34
             August-01            11,198.39             11,437.82
          September-01            11,362.31             11,626.54
            October-01            11,471.00             11,738.16
           November-01            11,401.53             11,709.98
           December-01            11,386.71             11,713.50
            January-02            11,411.01             11,736.92
           February-02            11,470.38             11,794.43
              March-02            11,393.35             11,707.16
              April-02            11,488.91             11,845.30
                May-02            11,513.35             11,890.31
               June-02            11,564.60             11,994.95
               July-02            11,624.07             12,144.88
             August-02            11,635.38             12,187.39
          September-02            11,680.00             12,292.20
            October-02            11,705.34             12,320.47
           November-02            11,692.13             12,278.58
           December-02            11,727.34             12,398.92
            January-03            11,738.40             12,396.44
           February-03            11,745.34             12,450.98
              March-03            11,760.61             12,473.39
              April-03            11,761.88             12,495.84
                May-03            11,774.75             12,543.33
               June-03            11,785.67             12,563.40
               July-03            11,773.35             12,490.53
             August-03            11,771.02             12,496.77
          September-03            11,839.70             12,615.49
            October-03            11,815.00             12,566.29
           November-03            11,808.92             12,560.01
           December-03            11,844.77             12,632.86
            January-04            11,857.52             12,659.39
           February-04            11,900.95             12,722.68
              March-04            11,917.82             12,763.40
              April-04            11,836.53             12,634.49
                May-04            11,835.82             12,620.59
               June-04            11,825.13             12,619.33
               July-04            11,848.43             12,664.76
             August-04            11,896.01             12,754.68
          September-04            11,884.69             12,744.47
            October-04            11,909.60             12,783.98
           November-04            11,850.41             12,718.78
           December-04            11,869.59             12,746.76
            January-05            11,865.44             12,741.66
           February-05            11,849.76             12,711.08
              March-05            11,848.33             12,711.08
              April-05            11,890.29             12,784.81
                May-05            11,947.47             12,833.39
               June-05            11,961.47             12,857.77
               July-05            11,912.69             12,819.20
             August-05            11,993.62             12,899.96
          September-05            11,963.04             12,866.42
            October-05            11,957.13             12,863.85
           November-05            11,989.93             12,906.30
           December-05            12,020.99             12,956.63
            January-06            12,030.86             12,976.07
           February-06            12,038.54             12,986.45
              March-06            12,051.26             13,002.03
              April-06            12,094.94             13,042.34
                May-06            12,098.38             13,060.60
               June-06            12,122.46             13,084.11
               July-06            12,207.16             13,182.24
             August-06            12,285.52             13,277.15
          September-06            12,346.57             13,344.86
            October-06            12,389.94             13,395.58
           November-06            12,442.74             13,465.23
           December-06            12,444.13             13,466.58
            January-07            12,463.81             13,494.86
           February-07            12,557.04             13,604.17
              March-07            12,598.60             13,657.22
              April-07            12,638.25             13,705.02
                May-07            12,633.01             13,691.32
               June-07            12,673.33             13,751.56
               July-07            12,768.76             13,873.95
             August-07            12,892.31             14,018.24
          September-07            12,968.82             14,114.96
            October-07            13,002.90             14,170.01
           November-07            13,220.14             14,415.15
           December-07            13,236.52             14,451.19
            January-08            13,451.18             14,702.64
           February-08            13,569.73             14,855.55
              March-08            13,606.76             14,894.17
              April-08            13,486.07             14,761.62
                May-08            13,441.92             14,709.95
               June-08            13,476.46             14,751.14
               July-08            13,525.66             14,811.62
             August-08            13,570.70             14,885.68

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                               Since Inception**
Benchmark                                One Year     (Annualized)
--------------------------------------- ---------- ------------------
Short-Term U.S. Government Bond Fund       4.77%          2.40%
Lehman 1-3 Yr. Treasury Index              6.19%          3.46%

                                  [LINE CHART]

                                 Short-Term U.S.
                                   Government        Lehman 1-3 Yr.
              Date                 Bond Fund         Treasury Index

           October-03               10,000.00           10,000.00
          November-03                9,991.20            9,995.00
          December-03               10,024.30           10,052.97
           January-04               10,030.14           10,074.08
          February-04               10,053.68           10,124.45
             March-04               10,070.00           10,156.85
             April-04                9,996.93           10,054.27
               May-04                9,982.27           10,043.21
              June-04                9,978.50           10,042.20
              July-04                9,993.66           10,078.35
            August-04               10,029.39           10,149.91
         September-04               10,015.68           10,141.79
           October-04               10,022.73           10,173.23
          November-04                9,977.92           10,121.35
          December-04                9,989.38           10,143.61
           January-05                9,981.81           10,139.56
          February-05                9,964.34           10,115.22
             March-05                9,958.54           10,115.22
             April-05                9,989.46           10,173.89
               May-05               10,023.32           10,212.55
              June-05               10,040.18           10,231.95
              July-05                9,997.37           10,201.26
            August-05               10,049.72           10,265.53
         September-05               10,020.06           10,238.84
           October-05               10,019.75           10,236.79
          November-05               10,042.54           10,270.57
          December-05               10,063.77           10,310.63
           January-06               10,067.94           10,326.09
          February-06               10,070.39           10,334.35
             March-06               10,086.23           10,346.75
             April-06               10,099.86           10,378.83
               May-06               10,106.63           10,393.36
              June-06               10,122.29           10,412.07
              July-06               10,188.91           10,490.16
            August-06               10,248.97           10,565.69
         September-06               10,295.07           10,619.57
           October-06               10,325.16           10,659.93
          November-06               10,375.16           10,715.36
          December-06               10,361.45           10,716.43
           January-07               10,382.65           10,738.93
          February-07               10,452.78           10,825.92
             March-07               10,482.55           10,868.14
             April-07               10,511.89           10,906.18
               May-07               10,502.55           10,895.27
              June-07               10,541.95           10,943.21
              July-07               10,614.69           11,040.61
            August-07               10,701.02           11,155.43
         September-07               10,760.54           11,232.40
           October-07               10,795.77           11,276.21
          November-07               10,955.49           11,471.29
          December-07               10,973.58           11,499.96
           January-08               11,146.34           11,700.06
          February-08               11,239.28           11,821.74
             March-08               11,264.18           11,852.48
             April-08               11,169.93           11,746.99
               May-08               11,118.25           11,705.88
              June-08               11,141.46           11,738.65
              July-08               11,179.14           11,786.78
            August-08               11,211.84           11,845.72

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

***   Commencement of operations was 1/18/00.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2008
--------------------------------------------------------------------------------

STOCK FUNDS

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of .999 or greater.

The S&P SmallCap and MidCap sectors out performed the S&P 500 for the period by posting smaller losses for investors during the fiscal year period. After an initial rise last fall, all three indices sold off as the mortgage markets weakened and a liquidity crisis gripped the markets. The SmallCap Fund experienced the most volatility during the period and trailed the other two index funds for most of the year. During the last couple months, the SmallCap Index made up considerable ground to finish with a total return for the direct shares down 6.18%. The MidCap Index Fund finished with a total return for the direct shares down 4.78% and the S&P 500 Index finished with a total return for the direct shares down 11.25%.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies' market capitalizations represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, smallcap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (direct class) finished down 5.60%, versus a benchmark performance of -5.37%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of the end of the fiscal year, Apple Inc. alone made up almost 13% of the index and the next four largest holdings, Qualcomm, Microsoft, Research in Motion and Google combine for an additional 20% of the index. This index provides investors with an index that has a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using ADRS for many of the stocks that make up the Dow Stoxx 50, a European large cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The fund was down 11.48% for the year and outperformed its benchmark, which was down 13.44%. This Fund generally provides investors a low-cost, highly efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Equity Income Fund is a value fund that focuses on income as well as potential for capital appreciation. The S Class shares were down 9.52% for the year. The performance of the Fund exceeded the U.S. stock market as measured by the S&P 500 Index by 1.61%. The S Class also out-performed the BARRA/Value Index by 6.34% for the year. At times during the year, the Fund invested a portion of its holdings in S&P 500 futures contracts to maintain up to 100% exposure to the US equity markets. The Fund maintained a focus on Financial Services, Consumer Non-Cyclical and Consumer Cyclical over the year. In an effort to insulate the Equity Income Fund from the credit problems, many of our top holdings have very little debt and in many cases, substantial cash positions.

The US economy is under significant pressure as of the writing of this summary. Federal government participation in the financial rescues of Fannie & Freddie, Bear Sterns and AIG demonstrates the depths of the problems faced by financial institutions of various types. Credit markets remain "seized up," meaning even borrowers with good credit ratings are having difficulty borrowing money for very short periods. Financial companies are also unwilling to lend to each other at reasonable rates, as evidenced by the relatively high LIBOR rates. The essence of the problem is that because financial companies own assets that have dropped significantly in value, and in some cases have uncertain future liabilities, they lack the trust necessary to conduct normal banking operations.

Our economy is also experiencing increasing levels of unemployment, as measured by the Department of Labor's continuing claims index. Measures of gross domestic production remain positive quarter over quarter, but are expected to drop because of the credit market problems and lower expected employment levels. Retail sales, a natural casualty of lower levels of employment, also appear to be falling. The continuing debate about a recession is turning towards a near certainty and is now focused on how long it will last. Regardless of what might come, the impact of the uncertainty on the equity markets has been clear. Stocks are currently trading at extremely low valuations relative to recent levels and the volatility of the market as measured by the VIX is at all time highs.

The Fed stepped in with an additional cut in October of 2008 to bring the target rate to 1.5%. The US Treasury is also actively engaged a number of actions in an attempt to settle the financial markets. Among other things, it is involved in an internationally coordinated attempt to settle the credit markets and purchases of bank equity in order to provide banks with low cost capital. Ultimately, we believe the multitude of actions will assist us through the ongoing economic problems and will result in much stronger balance sheets for the surviving companies. But the uncertain ride will be unpredictable and test investor confidence in new ways.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2008
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                         One        Five Year      Ten Year
Benchmark                    Year      (Annualized)   (Annualized)
------------------------ ------------ -------------- -------------
S&P 500 Index Fund           -11.25%        6.67%         4.63%
S&P 500 Composite Stock
Price Index                  -11.13%        6.92%         4.67%

                                  [LINE CHART]

                                                         S&P 500
                                    S&P 500          Composite Stock
               Date               Index Fund           Price Index

             August-98            10,000.00             10,000.00
          September-98            10,631.29             10,640.67
            October-98            11,520.84             11,505.43
           November-98            12,210.76             12,202.46
           December-98            12,916.94             12,905.18
            January-99            13,474.89             13,444.64
           February-99            13,060.13             13,027.01
              March-99            13,571.97             13,548.06
              April-99            14,072.25             14,072.71
                May-99            13,725.52             13,740.86
               June-99            14,482.97             14,502.83
               July-99            14,040.63             14,050.42
             August-99            13,976.02             13,980.88
          September-99            13,592.67             13,598.06
            October-99            14,451.26             14,458.20
           November-99            14,741.53             14,752.11
           December-99            15,631.83             15,620.42
            January-00            14,845.25             14,835.69
           February-00            14,556.84             14,555.14
              March-00            15,966.01             15,978.15
              April-00            15,471.52             15,497.62
                May-00            15,166.40             15,179.47
               June-00            15,537.85             15,553.75
               July-00            15,326.88             15,310.79
             August-00            16,265.69             16,261.26
          September-00            15,423.82             15,402.96
            October-00            15,365.64             15,337.64
           November-00            14,160.88             14,129.31
           December-00            14,239.90             14,198.61
            January-01            14,730.37             14,702.05
           February-01            13,431.43             13,362.34
              March-01            12,599.13             12,516.29
              April-01            13,556.65             13,488.16
                May-01            13,654.02             13,578.66
               June-01            13,322.68             13,248.29
               July-01            13,192.38             13,117.81
             August-01            12,372.61             12,297.46
          September-01            11,384.54             11,304.49
            October-01            11,586.27             11,520.17
           November-01            12,458.65             12,403.64
           December-01            12,558.00             12,512.38
            January-02            12,377.50             12,329.89
           February-02            12,153.25             12,092.06
              March-02            12,593.65             12,546.88
              April-02            11,836.72             11,786.53
                May-02            11,748.96             11,700.00
               June-02            10,915.12             10,866.91
               July-02            10,106.39             10,020.03
             August-02            10,166.91             10,085.63
          September-02             9,050.20              8,990.54
            October-02             9,851.83              9,781.09
           November-02            10,448.92             10,356.24
           December-02             9,828.34              9,748.15
            January-03             9,561.81              9,493.28
           February-03             9,417.44              9,350.63
              March-03             9,504.67              9,441.16
              April-03            10,285.11             10,218.46
                May-03            10,837.00             10,756.33
               June-03            10,976.75             10,893.75
               July-03            11,166.97             11,085.90
             August-03            11,390.76             11,301.68
          September-03            11,262.47             11,182.01
            October-03            11,902.52             11,814.25
           November-03            12,009.19             11,918.07
           December-03            12,628.79             12,542.67
            January-04            12,854.21             12,772.85
           February-04            13,028.90             12,950.33
              March-04            12,833.92             12,754.99
              April-04            12,630.38             12,555.02
                May-04            12,799.99             12,726.96
               June-04            13,047.57             12,974.36
               July-04            12,610.76             12,544.38
             August-04            12,661.82             12,594.77
          September-04            12,790.87             12,731.08
            October-04            12,990.20             12,925.57
           November-04            13,514.13             13,448.39
           December-04            13,972.58             13,905.87
            January-05            13,634.30             13,566.92
           February-05            13,920.98             13,852.27
              March-05            13,674.43             13,607.24
              April-05            13,409.58             13,349.28
                May-05            13,829.89             13,773.66
               June-05            13,851.19             13,793.40
               July-05            14,359.71             14,306.14
             August-05            14,221.02             14,175.52
          September-05            14,333.36             14,290.27
            October-05            14,095.63             14,051.93
           November-05            14,623.27             14,582.86
           December-05            14,627.91             14,588.42
            January-06            15,012.24             14,974.68
           February-06            15,047.18             15,015.18
              March-06            15,233.35             15,202.06
              April-06            15,432.10             15,406.06
                May-06            14,981.99             14,963.21
               June-06            14,998.94             14,983.08
               July-06            15,087.00             15,075.44
             August-06            15,445.10             15,433.59
          September-06            15,838.71             15,831.06
            October-06            16,339.56             16,346.62
           November-06            16,645.97             16,656.96
           December-06            16,873.18             16,890.57
            January-07            17,127.66             17,145.75
           February-07            16,790.32             16,811.41
              March-07            16,971.01             16,999.03
              April-07            17,719.99             17,751.78
                May-07            18,332.25             18,370.61
               June-07            18,027.31             18,065.60
               July-07            17,466.38             17,506.16
             August-07            17,722.98             17,768.19
          September-07            18,378.55             18,432.01
            October-07            18,654.10             18,725.16
           November-07            17,869.36             17,942.00
           December-07            17,734.34             17,817.84
            January-08            16,675.57             16,749.23
           February-08            16,128.14             16,205.55
              March-08            16,055.89             16,135.41
              April-08            16,829.38             16,921.08
                May-08            17,046.92             17,140.22
               June-08            15,608.36             15,696.60
               July-08            15,499.08             15,564.61
             August-08            15,729.78             15,789.88

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                                  Since Inception**
Benchmark                                  One Year      (Annualized)
---------------------------------------- ------------ ------------------
S&P 500 Index Fund                           -11.58%          5.41%
S&P 500 Composite Stock Price Index          -11.13%          6.15%

                                  [LINE CHART]

                                                     S&P 500
                                 S&P 500         Composite Stock
            Date               Index Fund          Price Index

           October-03           10,000.00           10,000.00
          November-03           10,084.94           10,087.88
          December-03           10,605.66           10,616.57
           January-04           10,794.54           10,811.40
          February-04           10,936.20           10,961.63
             March-04           10,762.53           10,796.28
             April-04           10,587.56           10,627.02
               May-04           10,729.42           10,772.55
              June-04           10,931.20           10,981.96
              July-04           10,561.77           10,618.01
            August-04           10,594.93           10,660.66
         September-04           10,703.14           10,776.04
           October-04           10,859.78           10,940.67
          November-04           11,291.71           11,383.19
          December-04           11,672.46           11,770.43
           January-05           11,386.25           11,483.52
          February-05           11,619.99           11,725.06
             March-05           11,409.54           11,517.65
             April-05           11,184.69           11,299.31
               May-05           11,533.91           11,658.52
              June-05           11,544.53           11,675.22
              July-05           11,961.63           12,109.23
            August-05           11,841.78           11,998.67
         September-05           11,928.89           12,095.80
           October-05           11,727.11           11,894.05
          November-05           12,164.29           12,343.46
          December-05           12,156.80           12,348.16
           January-06           12,474.81           12,675.10
          February-06           12,498.91           12,709.39
             March-06           12,645.92           12,867.57
             April-06           12,805.32           13,040.24
               May-06           12,428.54           12,665.40
              June-06           12,434.98           12,682.22
              July-06           12,502.79           12,760.39
            August-06           12,793.44           13,063.54
         September-06           13,115.87           13,399.98
           October-06           13,523.77           13,836.36
          November-06           13,771.42           14,099.04
          December-06           13,955.07           14,296.78
           January-07           14,159.64           14,512.78
          February-07           13,872.27           14,229.78
             March-07           14,021.85           14,388.58
             April-07           14,632.56           15,025.74
               May-07           15,130.90           15,549.54
              June-07           14,871.32           15,291.37
              July-07           14,405.98           14,817.84
            August-07           14,606.81           15,039.63
         September-07           15,144.74           15,601.51
           October-07           15,365.72           15,849.64
          November-07           14,712.60           15,186.75
          December-07           14,598.96           15,081.65
           January-08           13,717.31           14,177.15
          February-08           13,264.17           13,716.96
             March-08           13,215.07           13,657.59
             April-08           13,842.70           14,322.60
               May-08           14,020.63           14,508.10
              June-08           12,831.66           13,286.17
              July-08           12,737.46           13,174.44
            August-08           12,915.95           13,365.12


DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                       One        Five Year      Ten Year
Benchmark                   Year     (Annualized)   (Annualized)
----------------------- ----------- -------------- -------------
S&P MidCap Index Fund       -4.78%       10.18%         12.41%
S&P MidCap 400 Index        -4.22%       10.79%         12.54%

                                  [LINE CHART]

                                 S&P MidCap             S&P MidCap
               Date              Index Fund             400 Index

             August-98            10,000.00             10,000.00
          September-98            10,923.49             10,932.99
            October-98            11,886.95             11,908.27
           November-98            12,476.38             12,502.54
           December-98            13,932.43             14,011.89
            January-99            13,421.70             13,466.62
           February-99            12,708.17             12,761.71
              March-99            13,067.04             13,118.25
              April-99            14,098.85             14,152.45
                May-99            14,166.63             14,213.99
               June-99            14,927.60             14,974.65
               July-99            14,610.64             14,654.07
             August-99            14,112.55             14,151.82
          September-99            13,680.80             13,715.47
            October-99            14,392.07             14,413.88
           November-99            15,112.47             15,170.30
           December-99            15,982.00             16,071.12
            January-00            15,545.18             15,618.54
           February-00            16,589.76             16,711.27
              March-00            18,175.04             18,109.16
              April-00            17,594.28             17,475.93
                May-00            17,346.74             17,260.17
               June-00            17,641.79             17,513.97
               July-00            17,947.44             17,790.92
             August-00            19,819.55             19,776.17
          September-00            19,697.67             19,640.78
            October-00            19,084.81             18,974.43
           November-00            17,682.13             17,543.13
           December-00            19,097.04             18,884.94
            January-01            19,472.84             19,305.86
           February-01            18,391.01             18,204.73
              March-01            17,113.32             16,852.19
              April-01            18,952.60             18,710.57
                May-01            19,409.56             19,146.19
               June-01            19,365.92             19,068.88
               July-01            19,091.23             18,784.67
             August-01            18,518.95             18,170.55
          September-01            16,320.25             15,910.86
            October-01            16,962.96             16,615.15
           November-01            18,223.88             17,851.12
           December-01            19,159.73             18,771.95
            January-02            19,078.94             18,675.52
           February-02            19,102.02             18,698.25
              March-02            20,451.16             20,034.72
              April-02            20,358.68             19,941.02
                May-02            20,034.98             19,604.96
               June-02            18,596.34             18,170.21
               July-02            16,791.10             16,409.75
             August-02            16,895.24             16,492.32
          September-02            15,522.33             15,163.83
            October-02            16,194.70             15,820.35
           November-02            17,122.09             16,734.64
           December-02            16,436.05             16,047.28
            January-03            15,982.72             15,578.67
           February-03            15,575.89             15,207.48
              March-03            15,666.67             15,335.43
              April-03            16,784.89             16,447.99
                May-03            18,147.71             17,810.31
               June-03            18,364.37             18,037.14
               July-03            19,017.74             18,677.35
             August-03            19,846.12             19,523.27
          September-03            19,537.87             19,224.72
            October-03            20,998.53             20,678.14
           November-03            21,746.39             21,398.32
           December-03            22,115.30             21,759.10
            January-04            22,583.60             22,230.40
           February-04            23,145.55             22,764.31
              March-04            23,236.98             22,860.67
              April-04            22,463.20             22,110.82
                May-04            22,920.44             22,568.89
               June-04            23,441.80             23,082.10
               July-04            22,361.32             22,005.44
             August-04            22,314.34             21,947.37
          September-04            22,986.24             22,597.27
            October-04            23,268.57             22,958.35
           November-04            24,609.63             24,325.06
           December-04            25,636.48             25,343.43
            January-05            24,964.63             24,696.54
           February-05            25,825.07             25,524.64
              March-05            25,519.79             25,242.19
              April-05            24,514.61             24,261.43
                May-05            25,980.99             25,721.67
               June-05            26,597.58             26,317.87
               July-05            27,971.27             27,699.85
             August-05            27,639.69             27,390.92
          September-05            27,813.77             27,601.36
            October-05            27,208.87             27,007.96
           November-05            28,520.80             28,327.05
           December-05            28,719.65             28,524.69
            January-06            30,359.68             30,205.17
           February-06            30,092.70             29,951.96
              March-06            30,833.13             30,698.99
              April-06            31,215.36             31,130.68
                May-06            29,788.37             29,727.53
               June-06            29,778.05             29,733.14
               July-06            28,922.14             28,885.42
             August-06            29,241.51             29,214.80
          September-06            29,434.41             29,411.27
            October-06            30,624.58             30,633.52
           November-06            31,637.64             31,618.48
           December-06            31,463.00             31,465.38
            January-07            32,589.59             32,608.14
           February-07            32,847.48             32,847.65
              March-07            33,212.20             33,288.99
              April-07            34,205.03             34,301.60
                May-07            35,891.48             36,018.78
               June-07            35,098.44             35,232.45
               July-07            33,573.01             33,716.50
             August-07            33,845.41             34,025.96
          September-07            34,707.27             34,925.50
            October-07            35,594.06             35,844.60
           November-07            33,818.99             34,038.57
           December-07            33,760.26             33,973.73
            January-08            31,646.41             31,880.50
           February-08            31,018.39             31,288.07
              March-08            30,687.21             30,967.08
              April-08            33,020.61             33,352.79
                May-08            34,770.66             35,116.55
               June-08            32,334.41             32,647.82
               July-08            31,734.20             32,042.43
             August-08            32,226.68             32,590.84

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                Since Inception**
Benchmark                 One Year     (Annualized)
------------------------ ---------- ------------------
S&P MidCap
Index Fund                  -5.18%          8.91%
S&P MidCap 400 Index        -4.22%         10.00%

                                  [LINE CHART]

                                S&P MidCap          S&P MidCap
             Date               Index Fund          400 Index

           October-03           10,000.00           10,000.00
          November-03           10,356.35           10,348.28
          December-03           10,532.52           10,522.75
           January-04           10,749.74           10,750.67
          February-04           11,011.52           11,008.87
             March-04           11,053.13           11,055.47
             April-04           10,679.87           10,692.84
               May-04           10,891.56           10,914.37
              June-04           11,129.62           11,162.56
              July-04           10,616.89           10,641.88
            August-04           10,589.03           10,613.80
         September-04           10,905.41           10,928.09
           October-04           11,033.65           11,102.71
          November-04           11,663.67           11,763.66
          December-04           12,140.86           12,256.14
           January-05           11,822.83           11,943.31
          February-05           12,224.55           12,343.78
             March-05           12,076.70           12,207.18
             April-05           11,595.86           11,732.88
               May-05           12,283.56           12,439.06
              June-05           12,570.83           12,727.39
              July-05           13,213.91           13,395.72
            August-05           13,051.74           13,246.31
         September-05           13,129.08           13,348.08
           October-05           12,832.60           13,061.11
          November-05           13,451.35           13,699.03
          December-05           13,534.61           13,794.61
           January-06           14,307.15           14,607.29
          February-06           14,169.42           14,484.84
             March-06           14,519.88           14,846.10
             April-06           14,687.74           15,054.87
               May-06           14,010.31           14,376.30
              June-06           13,998.50           14,379.02
              July-06           13,590.30           13,969.06
            August-06           13,734.37           14,128.35
         September-06           13,819.92           14,223.36
           October-06           14,372.47           14,814.44
          November-06           14,841.90           15,290.77
          December-06           14,753.77           15,216.73
           January-07           15,275.47           15,769.37
          February-07           15,377.27           15,885.20
             March-07           15,554.39           16,098.63
             April-07           16,012.81           16,588.34
               May-07           16,795.94           17,418.77
              June-07           16,416.86           17,038.50
              July-07           15,697.26           16,305.38
            August-07           15,824.62           16,455.03
         September-07           16,220.02           16,890.05
           October-07           16,621.38           17,334.53
          November-07           15,792.47           16,461.13
          December-07           15,752.12           16,429.77
           January-08           14,758.23           15,417.49
          February-08           14,457.91           15,130.98
             March-08           14,313.33           14,975.75
             April-08           15,393.99           16,129.49
               May-08           16,209.85           16,982.45
              June-08           15,061.64           15,788.56
              July-08           14,775.02           15,495.80
            August-08           15,004.31           15,761.01

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2008
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                         One        Five Year      Ten Year
Benchmark                     Year     (Annualized)   (Annualized)
------------------------- ----------- -------------- -------------
S&P SmallCap Index Fund       -6.18%       10.31%         10.88%
S&P SmallCap 600 Index        -6.20%       10.78%         11.48%

                                  [LINE CHART]

                                S&P SmallCap           S&P SmallCap
             Date                Index Fund             600 Index

             August-98            10,000.00             10,000.00
          September-98            10,628.32             10,610.43
            October-98            11,105.17             11,102.43
           November-98            11,701.05             11,726.65
           December-98            12,411.16             12,474.47
            January-99            12,292.96             12,318.63
           February-99            11,186.16             11,208.57
              March-99            11,349.38             11,353.35
              April-99            12,070.83             12,103.27
                May-99            12,307.73             12,397.94
               June-99            13,021.65             13,103.18
               July-99            12,892.29             12,987.80
             August-99            12,353.32             12,416.43
          September-99            12,390.28             12,469.03
            October-99            12,401.09             12,437.52
           November-99            12,925.67             12,963.85
           December-99            14,078.69             14,022.34
            January-00            13,693.60             13,587.88
           February-00            15,641.73             15,407.03
              March-00            14,980.39             14,837.63
              April-00            14,673.97             14,583.18
                May-00            14,185.97             14,152.19
               June-00            15,138.81             14,989.71
               July-00            14,729.66             14,621.07
             August-00            16,013.95             15,916.78
          September-00            15,529.22             15,483.51
            October-00            15,483.61             15,580.05
           November-00            13,941.86             13,958.79
           December-00            15,618.49             15,678.68
            January-01            16,125.04             16,350.40
           February-01            15,160.19             15,353.06
              March-01            14,487.81             14,649.81
              April-01            15,551.14             15,766.06
                May-01            15,804.89             16,067.86
               June-01            16,349.87             16,656.29
               July-01            15,986.81             16,378.30
             August-01            15,599.54             16,005.17
          September-01            13,568.10             13,842.07
            October-01            14,283.47             14,580.17
           November-01            15,265.62             15,646.12
           December-01            16,283.41             16,704.83
            January-02            16,380.47             16,850.53
           February-02            16,125.67             16,560.62
              March-02            17,319.75             17,868.59
              April-02            17,780.96             18,373.54
                May-02            17,040.59             17,613.59
               June-02            16,140.14             16,702.51
               July-02            13,941.97             14,343.45
             August-02            14,087.70             14,480.24
          September-02            13,209.17             13,594.18
            October-02            13,658.79             14,028.56
           November-02            14,400.04             14,758.87
           December-02            13,898.42             14,261.56
            January-03            13,410.32             13,771.35
           February-03            13,007.65             13,330.40
              March-03            13,092.70             13,434.89
              April-03            14,130.84             14,525.25
                May-03            15,242.25             15,695.48
               June-03            15,592.53             16,103.87
               July-03            16,411.26             16,940.92
             August-03            17,193.33             17,764.99
          September-03            16,713.94             17,243.01
            October-03            18,132.24             18,737.49
           November-03            18,811.01             19,446.57
           December-03            19,128.40             19,790.97
            January-04            19,696.07             20,359.62
           February-04            20,053.96             20,751.24
              March-04            20,297.08             21,024.19
              April-04            19,618.04             20,327.11
                May-04            19,889.65             20,637.89
               June-04            20,910.68             21,780.92
               July-04            19,786.05             20,587.17
             August-04            19,588.32             20,407.20
          September-04            20,619.76             21,483.33
            October-04            21,015.58             21,883.89
           November-04            22,804.79             23,753.78
           December-04            23,333.89             24,275.86
            January-05            22,752.48             23,725.48
           February-05            23,385.57             24,405.60
              March-05            22,767.98             23,775.37
              April-05            21,487.28             22,447.97
                May-05            22,936.16             23,934.14
               June-05            23,704.70             24,712.24
               July-05            25,116.62             26,199.64
             August-05            24,715.07             25,813.22
          September-05            24,928.54             26,039.97
            October-05            24,189.63             25,224.76
           November-05            25,265.58             26,382.65
           December-05            25,035.06             26,144.39
            January-06            27,115.65             28,333.04
           February-06            26,911.67             28,120.91
              March-06            28,207.62             29,500.27
              April-06            28,207.62             29,497.41
                May-06            26,886.45             28,150.94
               June-06            26,907.15             28,155.02
               July-06            25,979.79             27,187.53
             August-06            26,429.84             27,654.96
          September-06            26,629.09             27,906.65
            October-06            27,940.06             29,288.22
           November-06            28,684.71             30,099.39
           December-06            28,690.93             30,096.02
            January-07            29,254.07             30,715.00
           February-07            29,076.24             30,548.90
              March-07            29,562.78             31,060.68
              April-07            30,215.77             31,752.81
                May-07            31,551.44             33,215.21
               June-07            30,973.54             32,670.98
               July-07            29,395.84             31,022.72
             August-07            29,931.65             31,604.06
          September-07            30,337.24             32,074.58
            October-07            30,903.46             32,671.14
           November-07            28,644.70             30,246.32
           December-07            28,435.72             30,006.89
            January-08            27,036.69             28,538.98
           February-08            26,210.76             27,660.55
              March-08            26,293.01             27,766.87
              April-08            27,323.13             28,881.27
                May-08            28,505.21             30,156.61
               June-08            26,408.18             27,879.54
               July-08            27,033.73             28,454.62
             August-08            28,081.94             29,643.29

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                   Since Inception**
Benchmark                    One Year     (Annualized)
--------------------------- ---------- ------------------
S&P SmallCap Index Fund        -6.58%          8.95%
S&P SmallCap 600 Index         -6.20%          9.96%

                                  [LINE CHART]

                               S&P SmallCap        S&P SmallCap
            Date                Index Fund          600 Index

           October-03           10,000.00           10,000.00
          November-03           10,367.60           10,378.43
          December-03           10,544.48           10,562.23
           January-04           10,843.81           10,865.72
          February-04           11,047.89           11,074.72
             March-04           11,170.34           11,220.39
             April-04           10,789.38           10,848.36
               May-04           10,939.04           11,014.22
              June-04           11,496.88           11,624.24
              July-04           10,871.01           10,987.15
            August-04           10,762.16           10,891.10
         September-04           11,320.00           11,465.42
           October-04           11,537.70           11,679.19
          November-04           12,508.12           12,677.13
          December-04           12,791.90           12,955.75
           January-05           12,536.49           12,662.02
          February-05           12,877.05           13,024.99
             March-05           12,529.68           12,688.64
             April-05           11,827.28           11,980.22
               May-05           12,558.07           12,773.37
              June-05           12,970.92           13,188.63
              July-05           13,730.15           13,982.44
            August-05           13,510.19           13,776.21
         September-05           13,623.72           13,897.22
           October-05           13,212.17           13,462.16
          November-05           13,794.01           14,080.11
          December-05           13,660.24           13,952.95
           January-06           14,789.93           15,121.01
          February-06           14,678.44           15,007.80
             March-06           15,375.49           15,743.95
             April-06           15,368.06           15,742.43
               May-06           14,646.87           15,023.83
              June-06           14,646.87           15,026.02
              July-06           14,133.86           14,509.67
            August-06           14,371.78           14,759.14
         September-06           14,477.87           14,893.46
           October-06           15,184.29           15,630.78
          November-06           15,582.34           16,063.70
          December-06           15,577.91           16,061.89
           January-07           15,868.33           16,392.24
          February-07           15,779.59           16,303.59
             March-07           16,032.90           16,576.73
             April-07           16,379.87           16,946.11
               May-07           17,089.92           17,726.58
              June-07           16,779.51           17,436.12
              July-07           15,914.68           16,556.47
            August-07           16,197.56           16,866.73
         September-07           16,407.71           17,117.84
           October-07           16,706.77           17,436.21
          November-07           15,481.53           16,142.11
          December-07           15,360.26           16,014.33
           January-08           14,601.38           15,230.92
          February-08           14,144.23           14,762.12
             March-08           14,197.90           14,818.86
             April-08           14,746.79           15,413.59
               May-08           15,387.16           16,094.23
              June-08           14,243.64           14,878.98
              July-08           14,572.98           15,185.89
            August-08           15,131.01           15,820.26


DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                     One        Five Year      Ten Year
Benchmark                                 Year     (Annualized)   (Annualized)
------------------------------------- ----------- -------------- -------------
Equity Income Fund                        -9.52%        8.24%         5.72%
S&P / Citigroup Value Index              -15.83%        7.91%         5.97%
S&P 500 Composite Stock Price Index      -11.13%        6.92%         4.67%

                                  [LINE CHART]

                                                                   S&P 500
                        Equity           S&P / Citigroup       Composite Stock
       Date           Income Fund          Value Index           Price Index

     August-98         10,000.00             10,000.00            10,000.00
  September-98         10,355.42             10,608.55            10,640.67
    October-98         11,087.29             11,437.70            11,505.43
   November-98         11,524.72             12,033.05            12,202.46
   December-98         12,124.09             12,454.16            12,905.18
    January-99         12,284.84             12,705.73            13,444.64
   February-99         12,047.95             12,433.38            13,027.01
      March-99         12,282.56             12,810.19            13,548.06
      April-99         13,065.11             13,915.82            14,072.71
        May-99         12,622.80             13,665.20            13,740.86
       June-99         13,135.62             14,189.66            14,502.83
       July-99         12,742.49             13,753.35            14,050.42
     August-99         12,289.54             13,404.31            13,980.88
  September-99         11,711.72             12,881.55            13,598.06
    October-99         12,167.13             13,609.31            14,458.20
   November-99         12,138.76             13,529.82            14,752.11
   December-99         12,597.93             14,037.79            15,620.42
    January-00         12,135.29             13,591.15            14,835.69
   February-00         11,895.07             12,742.14            14,555.14
      March-00         12,828.35             14,069.62            15,978.15
      April-00         12,479.71             13,975.41            15,497.62
        May-00         12,363.49             14,018.59            15,179.47
       June-00         12,214.29             13,465.50            15,553.75
       July-00         12,304.11             13,735.08            15,310.79
     August-00         13,301.01             14,655.34            16,261.26
  September-00         12,985.05             14,651.74            15,402.96
    October-00         12,948.67             14,924.77            15,337.64
   November-00         12,176.21             14,161.33            14,129.31
   December-00         12,448.17             14,889.55            14,198.61
    January-01         11,971.16             15,517.72            14,702.05
   February-01         11,861.08             14,490.21            13,362.34
      March-01         11,439.29             13,918.66            12,516.29
      April-01         12,140.41             14,861.78            13,488.16
        May-01         12,269.56             15,017.10            13,578.66
       June-01         11,870.48             14,530.74            13,248.29
       July-01         11,601.74             14,279.49            13,117.81
     August-01         11,314.49             13,455.12            12,297.46
  September-01         10,704.09             12,177.96            11,304.49
    October-01         10,741.32             12,178.36            11,520.17
   November-01         11,383.57             12,951.54            12,403.64
   December-01         11,725.36             13,149.39            12,512.38
    January-02         11,622.51             12,788.86            12,329.89
   February-02         11,585.11             12,673.59            12,092.06
      March-02         12,059.16             13,323.13            12,546.88
      April-02         11,937.35             12,656.13            11,786.53
        May-02         11,749.96             12,707.30            11,700.00
       June-02         11,260.28             11,906.16            10,866.91
       July-02         10,583.54             10,620.05            10,020.03
     August-02         10,696.33             10,692.50            10,085.63
  September-02          9,859.14              9,472.06             8,990.54
    October-02         10,113.87             10,258.15             9,781.09
   November-02         10,349.74             10,977.72            10,356.24
   December-02         10,244.35             10,407.42             9,748.15
    January-03          9,874.76             10,123.40             9,493.28
   February-03          9,742.09              9,847.27             9,350.63
      March-03          9,892.48              9,834.55             9,441.16
      April-03         10,510.17             10,806.23            10,218.46
        May-03         11,146.86             11,600.52            10,756.33
       June-03         11,350.13             11,685.65            10,893.75
       July-03         11,512.13             11,945.21            11,085.90
     August-03         11,740.85             12,202.99            11,301.68
  September-03         11,710.16             11,982.47            11,182.01
    October-03         12,283.72             12,801.19            11,814.25
   November-03         12,551.38             12,915.99            11,918.07
   December-03         13,061.66             13,713.10            12,542.67
    January-04         13,234.41             13,955.57            12,772.85
   February-04         13,627.89             14,270.62            12,950.33
      March-04         13,636.82             14,171.61            12,754.99
      April-04         13,252.14             13,822.20            12,555.02
        May-04         13,434.86             13,980.83            12,726.96
       June-04         13,725.97             14,284.34            12,974.36
       July-04         13,494.63             14,012.43            12,544.38
     August-04         13,562.10             14,162.91            12,594.77
  September-04         13,877.87             14,430.90            12,731.08
    October-04         13,868.20             14,648.85            12,925.57
   November-04         14,632.21             15,363.14            13,448.39
   December-04         15,078.82             15,863.02            13,905.87
    January-05         14,816.33             15,477.60            13,566.92
   February-05         15,263.54             15,757.67            13,852.27
      March-05         14,904.51             15,477.86            13,607.24
      April-05         14,523.34             15,161.95            13,349.28
        May-05         15,051.11             15,641.50            13,773.66
       June-05         15,310.50             15,877.68            13,793.40
       July-05         15,908.41             16,377.78            14,306.14
     August-05         15,800.59             16,254.82            14,175.52
  September-05         15,886.15             16,423.54            14,290.27
    October-05         15,463.18             16,136.71            14,051.93
   November-05         15,924.22             16,744.04            14,582.86
   December-05         15,892.55             16,789.65            14,588.42
    January-06         16,448.59             17,290.57            14,974.68
   February-06         16,408.15             17,478.25            15,015.18
      March-06         16,626.22             17,776.35            15,202.06
      April-06         16,768.24             18,271.59            15,406.06
        May-06         16,281.32             17,826.55            14,963.21
       June-06         16,369.78             17,885.91            14,983.08
       July-06         16,481.83             18,065.07            15,075.44
     August-06         16,828.18             18,340.31            15,433.59
  September-06         17,172.68             18,827.94            15,831.06
    October-06         17,857.95             19,457.53            16,346.62
   November-06         18,365.77             19,808.10            16,656.96
   December-06         18,524.54             20,286.88            16,890.57
    January-07         18,908.03             20,643.70            17,145.75
   February-07         18,631.06             20,295.38            16,811.41
      March-07         18,846.88             20,558.19            16,999.03
      April-07         19,595.62             21,423.03            17,751.78
        May-07         20,290.88             22,240.27            18,370.61
       June-07         19,857.68             21,783.06            18,065.60
       July-07         18,988.24             20,930.25            17,506.16
     August-07         19,278.05             21,211.53            17,768.19
  September-07         19,748.84             21,869.22            18,432.01
    October-07         19,953.66             22,098.98            18,725.16
   November-07         19,185.80             21,025.30            17,942.00
   December-07         18,777.06             20,697.72            17,817.84
    January-08         18,137.94             19,975.62            16,749.23
   February-08         17,597.98             18,935.95            16,205.55
      March-08         17,458.92             18,846.97            16,135.41
      April-08         18,267.10             19,550.47            16,921.08
        May-08         18,399.95             19,573.76            17,140.22
       June-08         16,953.86             17,382.08            15,696.60
       July-08         17,176.21             17,618.51            15,564.61
     August-08         17,443.02             17,854.28            15,789.88

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                                    Since Inception**
Benchmark                                     One Year     (Annualized)
-------------------------------------------- ---------- ------------------
Equity Income Fund                            -9.81%          6.74%
S&P / Citigroup Value Index                  -15.83%          7.14%
S&P 500 Composite Stock Price Index          -11.13%          6.15%

                                  [LINE CHART]

                                                                   S&P 500
                        Equity           S&P / Citigroup       Composite Stock
       Date           Income Fund          Value Index           Price Index

    October-03         10,000.00             10,000.00            10,000.00
   November-03         10,217.90             10,089.68            10,087.88
   December-03         10,627.08             10,712.36            10,616.57
    January-04         10,751.65             10,901.78            10,811.40
   February-04         11,070.85             11,147.89            10,961.63
      March-04         11,077.40             11,070.54            10,796.28
      April-04         10,758.00             10,797.59            10,627.02
        May-04         10,898.22             10,921.51            10,772.55
       June-04         11,137.53             11,158.61            10,981.96
       July-04         10,934.89             10,946.19            10,618.01
     August-04         10,989.45             11,063.74            10,660.66
  September-04         11,244.69             11,273.09            10,776.04
    October-04         11,229.08             11,443.35            10,940.67
   November-04         11,838.16             12,001.34            11,383.19
   December-04         12,196.36             12,391.84            11,770.43
    January-05         11,984.72             12,090.75            11,483.52
   February-05         12,345.29             12,309.54            11,725.06
      March-05         12,049.15             12,090.96            11,517.65
      April-05         11,734.35             11,844.18            11,299.31
        May-05         12,159.34             12,218.79            11,658.52
       June-05         12,353.88             12,403.29            11,675.22
       July-05         12,834.80             12,793.96            12,109.23
     August-05         12,748.07             12,697.90            11,998.67
  September-05         12,807.52             12,829.70            12,095.80
    October-05         12,459.87             12,605.63            11,894.05
   November-05         12,830.20             13,080.07            12,343.46
   December-05         12,797.89             13,115.70            12,348.16
    January-06         13,235.85             13,507.01            12,675.10
   February-06         13,203.41             13,653.61            12,709.39
      March-06         13,365.20             13,886.49            12,867.57
      April-06         13,479.02             14,273.35            13,040.24
        May-06         13,080.67             13,925.70            12,665.40
       June-06         13,143.59             13,972.07            12,682.22
       July-06         13,225.13             14,112.03            12,760.39
     August-06         13,502.35             14,327.04            13,063.54
  September-06         13,770.35             14,707.97            13,399.98
    October-06         14,318.23             15,199.79            13,836.36
   November-06         14,716.05             15,473.64            14,099.04
   December-06         14,757.20             15,847.65            14,296.78
    January-07         15,054.89             16,126.40            14,512.78
   February-07         14,825.24             15,854.30            14,229.78
      March-07         14,987.36             16,059.59            14,388.58
      April-07         15,575.93             16,735.19            15,025.74
        May-07         16,121.86             17,373.60            15,549.54
       June-07         15,776.31             17,016.44            15,291.37
       July-07         15,074.76             16,350.24            14,817.84
     August-07         15,297.20             16,569.97            15,039.63
  September-07         15,668.42             17,083.74            15,601.51
    October-07         15,822.88             17,263.23            15,849.64
   November-07         15,211.67             16,424.49            15,186.75
   December-07         14,881.75             16,168.60            15,081.65
    January-08         14,373.12             15,604.51            14,177.15
   February-08         13,934.65             14,792.34            13,716.96
      March-08         13,846.17             14,722.83            13,657.59
      April-08         14,479.53             15,272.39            14,322.60
        May-08         14,576.30             15,290.58            14,508.10
       June-08         13,417.24             13,578.49            13,286.17
       July-08         13,593.66             13,763.19            13,174.44
     August-08         13,796.56             13,947.37            13,365.12

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION - (CONTINUED)    AUGUST 31, 2008
--------------------------------------------------------------------------------

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

                                                                Since
Fund/                                One        Five Year    Inception***
Benchmark                           Year      (Annualized)   (Annualized)
------------------------------- ------------ -------------- -------------
European Growth & Income Fund      -11.48%       11.90%         1.47%
Dow Jones Stoxx 50 Index (USD)     -13.44%       12.80%         1.40%

                                  [LINE CHART]

                                                        Dow Jones
                               European Growth           Stoxx 50
              Date              & Income Fund          Index (USD)

            January-00            10,000.00             10,000.00
           February-00            10,349.79             10,665.21
              March-00            10,595.47             10,994.78
              April-00            10,204.20             10,517.46
                May-00            10,142.41             10,498.30
               June-00            10,177.42             10,527.69
               July-00             9,918.85             10,314.89
             August-00             9,918.85             10,193.24
          September-00             9,255.97              9,662.09
            October-00             9,328.61              9,631.52
           November-00             8,840.91              9,230.66
           December-00             9,307.85              9,814.23
            January-01             9,297.48              9,745.18
           February-01             8,353.20              8,701.07
              March-01             7,885.32              8,112.39
              April-01             8,519.89              8,758.04
                May-01             8,155.79              8,319.17
               June-01             7,733.96              7,976.70
               July-01             7,692.15              7,969.24
             August-01             7,451.77              7,706.68
          September-01             6,904.44              7,067.41
            October-01             7,114.30              7,264.70
           November-01             7,313.67              7,456.83
           December-01             7,481.55              7,629.97
            January-02             7,103.81              7,183.37
           February-02             7,051.34              7,199.87
              March-02             7,349.66              7,540.90
              April-02             7,276.06              7,422.74
                May-02             7,202.46              7,374.79
               June-02             6,889.55              7,155.68
               July-02             6,189.99              6,324.83
             August-02             6,147.59              6,308.50
          September-02             5,418.68              5,419.88
            October-02             5,929.67              6,024.17
           November-02             6,217.11              6,295.52
           December-02             5,944.16              6,002.61
            January-03             5,816.32              5,725.69
           February-03             5,603.27              5,583.89
              March-03             5,561.19              5,493.59
              April-03             6,214.81              6,247.01
                May-03             6,600.57              6,603.42
               June-03             6,596.17              6,675.47
               July-03             6,649.98              6,753.70
             August-03             6,649.98              6,643.38
          September-03             6,751.23              6,790.17
            October-03             7,118.50              7,182.40
           November-03             7,410.15              7,534.61
           December-03             8,037.43              8,217.78
            January-04             8,091.51              8,206.25
           February-04             8,264.59              8,386.76
              March-04             7,929.47              8,075.33
              April-04             7,864.29              8,038.79
                May-04             7,940.33              8,113.01
               June-04             8,035.04              8,152.71
               July-04             7,728.12              7,960.27
             August-04             7,782.92              7,981.47
          September-04             8,042.94              8,311.20
            October-04             8,373.01              8,589.54
           November-04             8,868.14              9,150.49
           December-04             9,184.35              9,513.20
            January-05             8,942.08              9,248.01
           February-05             9,349.54              9,692.91
              March-05             9,078.86              9,442.03
              April-05             8,968.14              9,267.70
                May-05             8,957.07              9,286.64
               June-05             9,047.85              9,434.13
               July-05             9,394.56              9,787.42
             August-05             9,584.68              9,873.67
          September-05             9,772.80             10,140.18
            October-05             9,559.86              9,894.04
           November-05             9,593.48              9,959.26
           December-05             9,826.48             10,224.34
            January-06            10,387.99             10,835.00
           February-06            10,185.85             10,733.33
              March-06            10,528.83             11,069.81
              April-06            11,092.47             11,644.48
                May-06            10,799.37             11,357.61
               June-06            10,805.35             11,402.71
               July-06            11,033.55             11,618.70
             August-06            11,307.39             11,958.25
          September-06            11,275.22             11,931.65
            October-06            11,700.47             12,428.76
           November-06            11,964.83             12,711.14
           December-06            12,163.67             12,981.85
            January-07            12,278.86             13,018.37
           February-07            12,060.00             12,919.20
              March-07            12,324.35             13,244.45
              April-07            13,087.40             14,167.16
                May-07            13,422.67             14,357.29
               June-07            13,551.47             14,485.83
               July-07            13,130.55             14,119.93
             August-07            13,177.31             14,016.42
          September-07            13,975.78             14,842.35
            October-07            14,503.40             15,371.66
           November-07            14,198.56             15,103.44
           December-07            13,932.06             14,770.35
            January-08            12,686.86             13,165.55
           February-08            12,581.14             13,320.41
              March-08            12,574.21             13,228.73
              April-08            13,270.80             13,996.63
                May-08            13,341.65             13,897.23
               June-08            12,384.59             12,886.45
               July-08            12,144.81             12,658.02
             August-08            11,665.26             12,132.05

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                                    Since Inception**
Benchmark                                    One Year      (Annualized)
------------------------------------------ ------------ ------------------
European Growth & Income Fund                 -11.79%         10.11%
Dow Jones Stoxx 50 Index (USD)                -13.44%         11.28%

                                  [LINE CHART]

                                                          Dow Jones
                                   European Growth         Stoxx 50
              Date                  & Income Fund        Index (USD)

           October-03                 10,000.00           10,000.00
          November-03                 10,409.71           10,490.38
          December-03                 11,290.44           11,441.55
           January-04                 11,366.31           11,425.50
          February-04                 11,593.94           11,676.82
             March-04                 11,111.97           11,243.22
             April-04                 11,020.65           11,192.35
               May-04                 11,111.97           11,295.67
              June-04                 11,243.04           11,350.95
              July-04                 10,814.74           11,083.01
            August-04                 10,875.92           11,112.53
         September-04                 11,249.62           11,571.62
           October-04                 11,709.41           11,959.14
          November-04                 12,383.77           12,740.16
          December-04                 12,812.91           13,245.15
           January-05                 12,491.06           12,875.93
          February-05                 13,058.13           13,495.37
             March-05                 12,681.56           13,146.07
             April-05                 12,527.67           12,903.34
               May-05                 12,496.89           12,929.71
              June-05                 12,624.16           13,135.06
              July-05                 13,105.53           13,626.94
            August-05                 13,353.97           13,747.02
         September-05                 13,597.92           14,118.08
           October-05                 13,302.64           13,775.39
          November-05                 13,333.73           13,866.20
          December-05                 13,655.41           14,235.26
           January-06                 14,433.05           15,085.48
          February-06                 14,153.11           14,943.93
             March-06                 14,623.27           15,412.41
             April-06                 15,402.76           16,212.52
               May-06                 14,981.84           15,813.11
              June-06                 14,972.64           15,875.90
              July-06                 15,287.85           16,176.63
            August-06                 15,666.11           16,649.37
         September-06                 15,613.94           16,612.34
           October-06                 16,184.60           17,304.46
          November-06                 16,549.19           17,697.62
          December-06                 16,818.51           18,074.53
           January-07                 16,977.17           18,125.37
          February-07                 16,675.71           17,987.29
             March-07                 17,036.52           18,440.14
             April-07                 18,070.48           19,724.83
               May-07                 18,531.79           19,989.53
              June-07                 18,706.45           20,168.50
              July-07                 18,111.83           19,659.06
            August-07                 18,176.11           19,514.94
         September-07                 19,266.03           20,664.88
           October-07                 19,974.22           21,401.83
          November-07                 19,555.75           21,028.39
          December-07                 19,182.98           20,564.63
           January-08                 17,459.57           18,330.28
          February-08                 17,298.51           18,545.90
             March-08                 17,333.62           18,418.25
             April-08                 18,287.62           19,487.39
               May-08                 18,368.46           19,349.00
              June-08                 17,050.17           17,941.70
              July-08                 16,705.88           17,623.65
            August-08                 16,033.72           16,891.35


DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

                                                       Since
Fund/                       One        Five Year    Inception***
Benchmark                   Year     (Annualized)   (Annualized)
----------------------- ----------- -------------- -------------
Nasdaq-100 Index Fund       -5.60%        6.73%         -8.11%
Nasdaq-100 Index            -5.37%        7.35%         -7.37%

                                  [LINE CHART]

                                  Nasdaq-100            Nasdaq-100
               Date               Index Fund              Index

            January-00            10,000.00             10,000.00
           February-00            11,780.38             11,952.62
              March-00            12,268.87             12,319.34
              April-00            10,517.70             10,569.99
                May-00             9,321.78              9,312.27
               June-00            10,542.90             10,544.12
               July-00            10,125.88             10,111.70
             August-00            11,409.00             11,423.94
          September-00             9,977.26             10,003.61
            October-00             9,170.04              9,196.06
           November-00             6,969.45              7,022.94
           December-00             6,555.62              6,561.13
            January-01             7,239.39              7,265.63
           February-01             5,329.15              5,347.43
              March-01             4,380.11              4,408.74
              April-01             5,162.65              5,198.92
                May-01             5,010.49              5,044.35
               June-01             5,099.72              5,129.29
               July-01             4,675.66              4,718.75
             August-01             4,077.61              4,119.57
          September-01             3,235.88              3,274.97
            October-01             3,780.64              3,825.75
           November-01             4,423.46              4,474.34
           December-01             4,368.99              4,421.10
            January-02             4,303.61              4,345.96
           February-02             3,780.64              3,811.10
              March-02             4,031.24              4,073.54
              April-02             3,540.95              3,581.01
                May-02             3,355.72              3,388.56
               June-02             2,898.12              2,948.49
               July-02             2,669.33              2,698.44
             August-02             2,625.75              2,643.40
          September-02             2,320.68              2,335.26
            October-02             2,745.60              2,775.94
           November-02             3,105.14              3,131.34
           December-02             2,734.70              2,762.12
            January-03             2,723.81              2,758.67
           February-03             2,789.18              2,835.25
              March-03             2,821.87              2,860.53
              April-03             3,061.56              3,106.19
                May-03             3,323.04              3,364.71
               June-03             3,333.93              3,375.46
               July-03             3,530.05              3,587.25
             August-03             3,715.27              3,768.57
          September-03             3,606.32              3,663.40
            October-03             3,911.39              3,982.49
           November-03             3,944.07              4,005.43
           December-03             4,053.02              4,128.86
            January-04             4,118.39              4,199.99
           February-04             4,053.02              4,137.39
              March-04             3,965.86              4,047.50
              April-04             3,856.91              3,943.83
                May-04             4,042.12              4,127.71
               June-04             4,172.87              4,269.85
               July-04             3,856.91              3,943.24
             August-04             3,769.74              3,856.44
          September-04             3,878.70              3,980.66
            October-04             4,085.70              4,189.48
           November-04             4,314.51              4,430.65
           December-04             4,462.14              4,572.50
            January-05             4,188.72              4,286.60
           February-05             4,166.84              4,265.92
              March-05             4,090.29              4,185.86
              April-05             3,915.31              4,012.33
                May-05             4,254.34              4,359.54
               June-05             4,112.16              4,221.02
               July-05             4,418.39              4,537.00
             August-05             4,352.77              4,474.20
          September-05             4,407.45              4,530.71
            October-05             4,341.83              4,467.54
           November-05             4,593.38              4,734.69
           December-05             4,516.82              4,659.33
            January-06             4,702.74              4,845.56
           February-06             4,593.38              4,735.34
              March-06             4,682.07              4,829.77
              April-06             4,671.11              4,822.12
                May-06             4,342.15              4,482.55
               June-06             4,331.19              4,470.57
               July-06             4,144.79              4,284.54
             August-06             4,342.15              4,488.16
          September-06             4,539.53              4,699.75
            October-06             4,747.87              4,923.07
           November-06             4,912.33              5,093.43
           December-06             4,824.62              4,998.76
            January-07             4,923.30              5,100.01
           February-07             4,846.55              5,017.18
              March-07             4,868.48              5,048.39
              April-07             5,131.64              5,321.08
                May-07             5,296.12              5,497.55
               June-07             5,307.08              5,514.76
               July-07             5,296.12              5,509.53
             August-07             5,449.63              5,676.29
          September-07             5,723.75              5,968.78
            October-07             6,129.46              6,391.38
           November-07             5,723.75              5,969.58
           December-07             5,701.82              5,960.46
            January-08             5,043.92              5,264.76
           February-08             4,791.73              4,994.87
              March-08             4,890.41              5,100.94
              April-08             5,252.26              5,490.05
                May-08             5,570.25              5,824.05
               June-08             5,034.71              5,264.31
               July-08             5,067.61              5,299.63
             August-08             5,144.39              5,371.51

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/08

Fund/                                 Since Inception**
Benchmark                  One Year     (Annualized)
------------------------- ---------- ------------------
Nasdaq-100 Index Fund        -6.11%          5.15%
Nasdaq-100 Index             -5.37%          6.18%

                                  [LINE CHART]

                               Nasdaq-100           Nasdaq-100
             Date              Index Fund             Index

           October-03           10,000.00           10,000.00
          November-03           10,083.56           10,057.61
          December-03           10,362.11           10,367.53
           January-04           10,529.25           10,546.13
          February-04           10,362.11           10,388.95
             March-04           10,139.27           10,163.24
             April-04            9,860.73            9,902.93
               May-04           10,306.40           10,364.64
              June-04           10,640.67           10,721.56
              July-04            9,832.86            9,901.45
            August-04            9,610.03            9,683.49
         September-04            9,888.58            9,995.40
           October-04           10,389.97           10,519.75
          November-04           10,974.93           11,125.34
          December-04           11,343.45           11,481.53
           January-05           10,672.91           10,763.61
          February-05           10,617.02           10,711.69
             March-05           10,421.44           10,510.66
             April-05            9,974.42           10,074.94
               May-05           10,812.60           10,946.78
              June-05           10,477.33           10,598.96
              July-05           11,231.70           11,392.37
            August-05           11,064.06           11,234.69
         September-05           11,203.76           11,376.59
           October-05           11,036.12           11,217.96
          November-05           11,678.72           11,888.77
          December-05           11,483.15           11,699.55
           January-06           11,902.24           12,167.18
          February-06           11,650.79           11,890.42
             March-06           11,874.30           12,127.53
             April-06           11,846.36           12,108.31
               May-06           11,008.17           11,255.65
              June-06           10,952.30           11,225.57
              July-06           10,505.27           10,758.46
            August-06           10,980.23           11,269.75
         September-06           11,483.15           11,801.05
           October-06           12,014.00           12,361.81
          November-06           12,405.15           12,789.60
          December-06           12,181.64           12,551.87
           January-07           12,405.15           12,806.11
          February-07           12,209.58           12,598.12
             March-07           12,265.45           12,676.50
             April-07           12,936.00           13,361.23
               May-07           13,327.16           13,804.33
              June-07           13,355.09           13,847.56
              July-07           13,327.16           13,834.41
            August-07           13,718.31           14,253.15
         September-07           14,388.86           14,987.59
           October-07           15,394.69           16,048.74
          November-07           14,388.86           14,989.60
          December-07           14,332.98           14,966.69
           January-08           12,684.55           13,219.78
          February-08           12,014.00           12,542.08
             March-08           12,265.45           12,808.42
             April-08           13,187.46           13,785.49
               May-08           13,969.77           14,624.16
              June-08           12,628.67           13,218.66
              July-08           12,684.55           13,307.34
            August-08           12,880.13           13,487.83

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**    K Share commencement of operations was 10/16/03.

***   Commencement of operations was 1/18/00.

--------------------------------------------------------------------------------
                           ABOUT YOUR FUND'S EXPENSES
                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as redemption fees. The Fund does not carry a sales load, nor does it charge redemption fees on shares held over seven days. Therefore, the information under the heading "Based on Hypothetical 5% Return before expenses" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included because of the timing of any redemptions, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                      Beginning          Ending
                                                    Account Value    Account Value     Expenses Paid    Net Annual
                                                    March 1, 2008   August 31, 2008   During Period*   Expense Ratio
                                                   --------------- ----------------- ---------------- --------------
CALIFORNIA TAX-FREE INCOME FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,046           $ 3.65            0.71%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,021           $ 3.61            0.71%

CALIFORNIA INSURED INTERMEDIATE FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,025           $ 3.46            0.68%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,022           $ 3.46            0.68%

CALIFORNIA TAX-FREE MONEY MARKET FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,010           $ 2.68            0.53%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,022           $ 2.69            0.53%

U.S. GOVERNMENT SECURITIES FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,001           $ 3.72            0.74%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,021           $ 3.76            0.74%
K Shares
 Based on Actual Fund Return                            $1,000           $  999           $ 6.23            1.24%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,019           $ 6.29            1.24%

SHORT-TERM U.S. GOVERNMENT BOND FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,000           $ 2.97            0.59%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,022           $ 3.00            0.59%
K Shares
 Based on Actual Fund Return                            $1,000           $  998           $ 5.47            1.09%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,020           $ 5.53            1.09%

THE UNITED STATES TREASURY TRUST
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,006           $ 2.67            0.53%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,022           $ 2.69            0.53%
K Shares
 Based on Actual Fund Return                            $1,000           $1,004           $ 5.19            1.03%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,020           $ 5.23            1.03%

--------------------------------------------------------------------------------
                           ABOUT YOUR FUND'S EXPENSES
                          AUGUST 31, 2008 - (CONTINUED)
--------------------------------------------------------------------------------

                                                      Beginning          Ending
                                                    Account Value    Account Value     Expenses Paid    Net Annual
                                                    March 1, 2008   August 31, 2008   During Period*   Expense Ratio
                                                   --------------- ----------------- ---------------- --------------
S&P 500 INDEX FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $  975           $ 1.79            0.36%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,023           $ 1.83            0.36%
K Shares
 Based on Actual Fund Return                            $1,000           $  974           $ 4.27            0.86%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,021           $ 4.37            0.86%

S&P MIDCAP INDEX FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,039           $ 2.97            0.58%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,022           $ 2.95            0.58%
K Shares
 Based on Actual Fund Return                            $1,000           $1,038           $ 5.53            1.08%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,020           $ 5.48            1.08%

S&P SMALLCAP INDEX FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,071           $ 3.85            0.74%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,021           $ 3.76            0.74%
K Shares
 Based on Actual Fund Return                            $1,000           $1,070           $ 6.45            1.24%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,019           $ 6.29            1.24%

EQUITY INCOME FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $  991           $ 4.40            0.88%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,021           $ 4.47            0.88%
K Shares
 Based on Actual Fund Return                            $1,000           $  990           $ 6.90            1.38%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,018           $ 7.00            1.38%

EUROPEAN GROWTH & INCOME FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $  927           $ 4.84            1.00%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,020           $ 5.08            1.00%
K Shares
 Based on Actual Fund Return                            $1,000           $  927           $ 7.27            1.50%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,017           $ 7.61            1.50%

NASDAQ-100 INDEX FUND
Direct Shares
 Based on Actual Fund Return                            $1,000           $1,074           $ 2.55            0.49%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,023           $ 2.49            0.49%
K Shares
 Based on Actual Fund Return                            $1,000           $1,072           $ 5.16            0.99%
 Based on Hypothetical 5% Return before expenses        $1,000           $1,020           $ 5.03            0.99%

----------
* Expenses are equal to the Fund's annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS                              AUGUST 31, 2008
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                                                                                          Percentage
                                                                                                                Market     of Total
Security                                              Description                                               Value     Investment
------------------------------------------------------------------------------------------------------------------------------------
1     CALIFORNIA, STATE OF                          Economic Recovery Bonds; Series C-2                       $4,400,000     3.8%
2     SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY    Multiple Project Revenue Bonds; Series 1989                4,184,376     3.6%
3     CALIFORNIA, STATE OF                          General Obligation Bonds; 2005                             4,024,520     3.4%
4     LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY  Bunker Hill Project; Series A                              4,003,960     3.4%
5     CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY   Stanford University Revenue Bonds; Series P                3,345,870     2.9%
6     EAST SIDE UNION HIGH SCHOOL DISTRICT          Santa Clara County; Ref-2012 Crossover                     3,295,586     2.8%
7     SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT Sales Tax Revenue Refunding Bonds; Series 1990             3,281,963     2.8%
8     CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY   Revenue Bonds (Occidental College); Series 2005A           3,177,976     2.7%
9     KERN HIGH SCHOOL DISTRICT                     Series General Obligation Refunding Bonds; 2004 Series A   2,971,556     2.5%
10    CALIFORNIA, STATE OF                          Variable Purpose                                           2,922,990     2.5%


CALIFORNIA INSURED INTERMEDIATE FUND

                                                                                                                     Percentage
                                                                                                           Market     of Total
Security                                              Description                                          Value     Investment
----------------------------------------------------- ------------------------------------------------- ----------- -----------
1    MONTEREY, COUNTY OF                              Certificates of Participation                      $651,102        4.2%
2    CALIFORNIA DEPARTMENT OF WATER RESOURCES         Series A-2                                          600,000        3.9%
3    EASTERN MUNICIPAL WATER DISTRICT                 Certificates of Participation; Series A             582,335        3.8%
4    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY       San Juan Power Project 2002 Refunding; Series A     554,345        3.6%
5    NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT   2005 General Obligation Refunding Bonds             550,885        3.6%
6    FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT      General Obligation Refunding Bonds 2005             550,390        3.6%
7    BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY         Lease Revenue Refunding; Series A                   548,630        3.6%
8    NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT   General Obligation Bonds; 2002 Series A             542,090        3.5%
9    CASTAIC LAKE WATER AGENCY                        Water System Improvement Projects; Series 2001A     541,105        3.5%
10   CHAFFEY UNION HIGH SCHOOL DISTRICT               General Obligation Bonds; Series C                  540,350        3.5%


CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                                                Percentage
                                                                                                     Market      of Total
Security                                                Description                                  Value      Investment
------------------------------------------------------- ---------------------------------------- ------------- -----------
1    CALIFORNIA DEPARTMENT OF WATER RESOURCES           Power Supply Revenue Bonds; Series C-8    $3,125,000        3.9%
2    CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY   2007-2008; Series A                        3,039,118        3.7%
3    SAN FRANCISCO, CITY AND COUNTY                     Series D                                   3,000,000        3.7%
4    UNIVERSITY OF CALIFORNIA BOARD OF REGENTS          Commercial Paper Notes                     3,000,000        3.7%
5    LOS ANGELES, COUNTY OF                             Tax and Revenue Anticipation Notes         2,030,176        2.5%
6    CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY   Stanford Hospital; Series A-1              2,000,000        2.5%
7    CALIFORNIA, STATE OF                               General Obligation Bonds; Series C-1       2,000,000        2.5%
8    CALIFORNIA, STATE OF                               Kindergarten-University; Series A-7        2,000,000        2.5%
9    CONTRA COSTA COUNTY WATER                          Certificates of Participation              2,000,000        2.5%
10   RIVERSIDE COUNTY TEETER                            Commercial Paper Notes                     2,000,000        2.5%

CALIFORNIA TAX-FREE INCOME FUND

                                  [BAR CHART]

Long Term Securities                                      92.2%
Variable Rate Demand Notes                                 7.8%


CALIFORNIA INSURED INTERMEDIATE FUND

                                  [BAR CHART]

Long Term Securities                                      90.2%
Variable Rate Demand Notes                                 9.8%


CALIFORNIA TAX-FREE MONEY MARKET FUND

                                  [BAR CHART]

Commercial Paper                                          12.0%
Tax and Revenue Anticipation Notes                         8.2%
Variable Rate Demand Notes                                79.8%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)                AUGUST 31, 2008
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND

                                                                               Percentage
                                                                    Market      of Total
Security                                             Maturity       Value      Investment
-------------------------------------------------- ------------ ------------- -----------
1    United States Treasury Note                     2/28/2013   $4,257,004       15.4%
2    United States Treasury Bond                     5/15/2016    3,725,391       13.5%
3    Government National Mortgage Association        4/15/2036    3,285,282       11.9%
4    Government National Mortgage Association        6/15/2038    3,043,959       11.0%
5    Government National Mortgage Association        3/15/2038    2,915,800       10.6%
6    Government National Mortgage Association II     7/20/2037    2,878,115       10.4%
7    United States Treasury Bills                    11/6/2008    1,595,335        5.8%
8    Government National Mortgage Association II     7/20/2035    1,249,273        4.5%
9    Government National Mortgage Association        7/15/2020    1,184,481        4.3%
10   Government National Mortgage Association II    12/20/2034    1,052,179        3.8%

                                  [BAR CHART]

Affiliated Accounts                                             0.1%
Government National Mortgage Association                       65.2%
United States Treasury Bills                                    5.8%
United States Treasury Bonds                                   13.5%
United States Treasury Notes                                   15.4%


SHORT-TERM U.S. GOVERNMENT BOND FUND

                                                              Percentage
                                                   Market      of Total
Security                             Maturity      Value      Investment
---------------------------------- ----------- ------------- -----------
1    United States Treasury Note    5/15/2010   $1,246,595        9.8%
2    United States Treasury Note    8/15/2009      922,852        7.3%
3    United States Treasury Note    5/31/2011      743,258        5.8%
4    United States Treasury Note    8/31/2011      740,578        5.8%
5    United States Treasury Note    1/15/2011      730,461        5.7%
6    United States Treasury Note    7/15/2010      721,383        5.7%
7    United States Treasury Note    2/15/2010      622,406        4.9%
8    United States Treasury Note    2/28/2010      598,406        4.7%
9    United States Treasury Note    4/30/2011      530,586        4.2%
10   United States Treasury Note    9/30/2011      527,540        4.1%

                                  [BAR CHART]

Affiliated Accounts                                             0.2%
Government National Mortgage Association                        4.6%
United States Treasury Bills                                    1.6%
United States Treasury Notes                                   93.6%


THE UNITED STATES TREASURY TRUST

                                                                Percentage
                                                    Market       of Total
Security                             Maturity        Value      Investment
---------------------------------- ------------ -------------- -----------
1   United States Treasury Bills    9/11/2008    $16,391,783       38.7%
2   United States Treasury Bills    10/2/2008     10,984,856       25.9%
3   United States Treasury Bills    11/6/2008     13,361,687       31.6%
4   United States Treasury Bills    12/4/2008      1,593,004        3.8%

                                  [BAR CHART]

United States Treasury Bills                                  100.0%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)                AUGUST 31, 2008
--------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                                            Percentage
                                                 Market      of Total
Security                                         Value      Investment
-------------------------------------------- ------------- -----------
Exxon Mobil Corp                              $3,622,852        3.8%
General Electric Co                            2,407,298        2.5%
Microsoft Corp                                 1,855,228        2.0%
Procter & Gamble Co                            1,837,531        1.9%
Johnson & Johnson                              1,719,547        1.8%
AT&T Inc                                       1,645,341        1.7%
Chevron Corp                                   1,551,775        1.6%
International Business Machines Corp           1,389,548        1.5%
Apple Inc                                      1,249,097        1.3%
Cisco Systems Inc                              1,235,424        1.3%

                                  [BAR CHART]

Affiliated Accounts                                             0.0%
Basic Materials                                                 3.6%
Communications                                                 10.8%
Consumer, Cyclical                                              7.9%
Consumer, Non-Cyclical                                         22.4%
Diversified                                                     0.1%
Energy                                                         13.5%
Financial                                                      14.0%
Industrial                                                     12.1%
Technology                                                     11.5%
United States Treasury Bills                                    0.5%
Utilities                                                       3.6%


S&P MIDCAP INDEX FUND

                                                            Percentage
                                                 Market      of Total
Security                                         Value      Investment
-------------------------------------------- ------------- -----------
United States Treasury Bill 12/04/2008        $5,575,606        3.6%
Cleveland-Cliffs Inc                           1,528,423        1.0%
Activision Blizzard Inc                        1,419,860        0.9%
Amphenol Corp                                  1,209,480        0.8%
Arch Coal Inc                                  1,140,126        0.7%
Joy Global Inc                                 1,118,881        0.7%
Flowserve Corp                                 1,108,883        0.7%
Pioneer Natural Resources Co                   1,101,053        0.7%
CF Industries Holdings Inc                     1,082,040        0.7%
Harris Corp                                    1,030,130        0.7%

                                  [BAR CHART]

Affiliated Accounts                                             0.0%
Basic Materials                                                 6.7%
Communications                                                  4.6%
Consumer, Cyclical                                             10.0%
Consumer, Non-Cyclical                                         17.6%
Energy                                                          9.7%
Financial                                                      14.2%
Industrial                                                     18.8%
Technology                                                      8.0%
United States Treasury Bills                                    4.0%
Utilities                                                       6.4%


S&P SMALLCAP INDEX FUND

                                                            Percentage
                                                 Market      of Total
Security                                         Value      Investment
-------------------------------------------- ------------- -----------

United States Treasury Bill 12/04/2008        $3,285,625       10.2%
United States Treasury Bill 09/18/2008           799,404        2.5%
Itron Inc                                        214,410        0.7%
Oceaneering International Inc                    197,215        0.6%
Southern Union Co                                193,051        0.6%
Unit Corp                                        192,760        0.6%
Essex Property Trust Inc                         172,973        0.5%
UGI Corp                                         168,024        0.5%
Penn Virginia Corp                               165,449        0.5%
Woodward Governor Co                             160,949        0.5%

                                  [BAR CHART]

Affiliated Accounts                                             0.1%
Basic Materials                                                 2.5%
Communications                                                  3.9%
Consumer, Cyclical                                             13.5%
Consumer, Non-Cyclical                                         15.7%
Corporate Bond                                                  0.0%
Energy                                                          6.1%
Financial                                                      14.7%
Industrial                                                     18.1%
Technology                                                      8.0%
United States Treasury Bills                                   12.7%
Utilities                                                       4.7%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)                AUGUST 31, 2008
--------------------------------------------------------------------------------

EQUITY INCOME FUND

                                                            Percentage
                                                 Market      of Total
Security                                         Value      Investment
-------------------------------------------- ------------- -----------
United States Treasury Bill 12/04/2008        $1,194,773        5.4%
McDonald's Corp                                  947,378        4.3%
Baxter International Inc                         868,073        3.9%
Coca-Cola Co/The                                 755,015        3.4%
Wells Fargo & Co                                 711,163        3.2%
AT&T Inc                                         679,595        3.1%
Exxon Mobil Corp                                 618,956        2.8%
Devon Energy Corp                                597,197        2.7%
Intel Corp                                       568,617        2.6%
McGraw-Hill Cos Inc/The                          564,545        2.6%

                                  [BAR CHART]

Affiliated Accounts                                             0.4%
Basic Materials                                                 4.7%
Communications                                                  5.6%
Consumer, Cyclical                                             10.4%
Consumer, Non-Cyclical                                         23.3%
Energy                                                         14.6%
Financial                                                      14.4%
Industrial                                                      6.3%
Preferred Stock                                                 1.5%
Technology                                                      7.1%
United States Treasury Bills                                    5.8%
Utilities                                                       5.9%


EUROPEAN GROWTH & INCOME FUND

                                                            Percentage
                                                  Market     of Total
Security                                          Value     Investment
---------------------------------------------- ----------- -----------
HSBC Holdings PLC ADR                           $705,634        5.1%
BP PLC ADR                                       672,887        4.9%
Total SA ADR                                     607,960        4.4%
Nestle SA ADR                                    548,734        4.0%
Novartis AG ADR                                  548,443        4.0%
Vodafone Group PLC ADR                           542,503        3.9%
GlaxoSmithKline PLC ADR                          511,409        3.7%
Royal Dutch Shell A PLC ADR                      501,934        3.7%
Telefonica SA ADR                                419,607        3.1%
Banco Santander SA ADR                           416,995        3.0%

                                  [BAR CHART]

Affiliated Accounts                                             0.4%
Basic Materials                                                 6.6%
Communications                                                 14.9%
Consumer, Cyclical                                              1.6%
Consumer, Non-Cyclical                                         19.9%
Energy                                                         16.9%
Financial                                                      28.0%
Industrial                                                      3.5%
Technology                                                      1.5%
United States Treasury Bills                                    2.2%
Utilities                                                       4.5%


NASDAQ-100 INDEX FUND

                                                            Percentage
                                                 Market      of Total
Security                                         Value      Investment
-------------------------------------------- ------------- -----------
Apple Inc                                     $2,398,511       12.5%
QUALCOMM Inc                                   1,208,528        6.3%
Microsoft Corp                                 1,020,919        5.3%
Research In Motion Ltd                           789,062        4.1%
Google Inc                                       770,915        4.0%
Cisco Systems Inc                                605,579        3.1%
United States Treasury Bill 12/04/2008           597,386        3.1%
Gilead Sciences Inc                              559,567        2.9%
Intel Corp                                       544,443        2.8%
Oracle Corp                                      543,469        2.8%

                                  [BAR CHART]

Affiliated Accounts                                             0.0%
Basic Materials                                                 0.7%
Communications                                                 26.1%
Consumer, Cyclical                                              7.2%
Consumer, Non-Cyclical                                         16.2%
Financial                                                       0.0%
Industrial                                                      3.1%
Technology                                                     41.5%
United States Treasury Bills                                    5.2%

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND       PORTFOLIO OF INVESTMENTS         8/31/2008
--------------------------------------------------------------------------------

                                                                                                             VALUE
SECURITY DESCRIPTION                                                 PAR VALUE      RATE      MATURITY     (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (90.45%)
BAY AREA TOLL AUTHORITY
 San Francisco; Series F                                            $  500,000      5.000%    4/1/2031    $  505,640
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Water System Revenue Bonds, Central Valley J-1; Unrefunded          1,695,000      7.000%   12/1/2011     1,927,012
 Water System Revenue Bonds, Central Valley J-3; Prerefunded            35,000      7.000%   12/1/2011        40,122
 Water System Revenue Bonds, Central Valley J-3; Unrefunded          2,035,000      7.000%   12/1/2011     2,313,551
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 Pomona College Refunding Revenue Bonds; Series 1999                 2,500,000      5.250%    1/1/2017     2,549,175
 Revenue Bonds (Occidental College); Series 2005A                    3,165,000      5.000%   10/1/2030     3,177,976
 Stanford University Revenue Bonds; Series P                         3,000,000      5.250%   12/1/2013     3,345,870
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 John Muir Health: Series A                                          3,000,000      5.000%   8/15/2036     2,844,360
 UniHealth America; Certificates of Participation; 1993 Series A     2,160,000      5.500%   10/1/2014     2,389,694
CALIFORNIA, STATE OF
 General Obligation Bonds                                            2,000,000      5.000%    6/1/2033     1,971,900
 General Obligation Bonds; 2005                                      4,000,000      5.000%    5/1/2027     4,024,520
 Variable Purpose                                                    2,000,000      5.000%    3/1/2028     2,008,680
 Variable Purpose                                                    3,000,000      5.000%    4/1/2038     2,922,990
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                     2,090,000      7.250%    8/1/2009     2,186,474
CONTRA COSTA WATER DISTRICT
 Water Revenue Bonds; Series E                                       1,715,000      6.250%   10/1/2012     1,835,736
CUCAMONGA COUNTY WATER DISTRICT
 Water Facilities and Refinancing, 2001                              1,080,000      5.000%    9/1/2016     1,082,711
EAST SIDE UNION HIGH SCHOOL DISTRICT
 Santa Clara County; Ref-2012 Crossover                              2,975,000      5.250%    9/1/2023     3,295,586
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
 Certificates of Participation                                       1,000,000      6.000%    7/1/2012     1,052,420
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 Election 1999; Series C                                             2,000,000      0.000%    8/1/2027       729,980
KERN HIGH SCHOOL DISTRICT
 General Obligation Refunding Bonds; 1996 Series A                   2,555,000      6.600%    8/1/2016     2,764,561
 Series General Obligation Refunding Bonds; 2004 Series A            2,890,000      5.000%    8/1/2026     2,971,556
LA QUINTA REDEVELOPMENT AGENCY
 Redevelopment Project Area No.2; Series 1994                        1,015,000      7.300%    9/1/2009     1,062,147
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
 Bunker Hill Project; Series A                                       4,000,000      5.000%   12/1/2027     4,003,960
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
 Lease Revenue Bonds; 1993 Series A                                  2,500,000      6.000%   8/15/2010     2,677,500
LOS ANGELES, COUNTY OF
 Certificates of Participation                                       1,060,000      5.000%   12/1/2010     1,117,961
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds, 1991; Series B                   2,145,000      6.500%    7/1/2010     2,253,837
LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                             2,450,000      6.000%    7/1/2014     2,805,568
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water System Revenue Bonds, 2005 Series A                           2,000,000      5.000%    3/1/2016     2,197,840
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
 San Juan Project Refunding Revenue Bonds; Series F                  1,500,000      6.125%    7/1/2013     1,618,035
NOVATO UNIFIED SCHOOL DISTRICT
 General Obligation bonds; Election 2001; Series 2005                2,000,000      5.000%    8/1/2028     2,037,880
OAKLAND REDEVELOPMENT AGENCY
 Central District Redevelopment Project; Series 1992                 2,000,000      5.500%    2/1/2014     2,140,420
 Central District Redevelopment Project; Series 2005                 1,000,000      5.000%    9/1/2022     1,012,960
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
 Gas Revenue Bonds; Series 2007                                      1,000,000      5.000%   2/15/2024       911,400
ROSEVILLE WOODCREEK WEST
 Special Tax Refunding; Series 2005                                  1,000,000      5.000%    9/1/2030       973,960
SACRAMENTO CITY FINANCING AUTHORITY
 Capital Improvement: Series A                                       2,000,000      5.000%   12/1/2036     1,970,080
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
 Special Tax Revenue Bonds; 1996 Series A                            1,575,000      6.000%    9/1/2016     1,842,687
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
 Sales Tax Revenue Refunding Bonds; Series 1990                      2,950,000      6.750%    7/1/2011     3,281,963
SAN MARINO UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1998 Series B                             1,440,000      5.250%    7/1/2016     1,625,602

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND
                                PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2008
--------------------------------------------------------------------------------

                                                                                                                   VALUE
SECURITY DESCRIPTION                                                    PAR VALUE       RATE       MATURITY       (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------
SANTA ANA UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; Series 2000                                 $2,500,000   5.700%         8/1/2022    $  2,617,725
SANTA CLARA COUNTY FINANCING AUTHORITY
 Lease Revenue Refunding Bonds; 1997 Series A                           2,000,000   6.000%       11/15/2012       2,237,940
 Lease Revenue Refunding Bonds; 1997 Series A                           1,750,000   5.750%       11/15/2013       1,966,562
SANTA CLARA REDEVELOPMENT AGENCY
 Bayshore North Project, 1992 Tax Allocation Refunding Bonds            1,765,000   7.000%         7/1/2010       1,860,522
SANTA MARGARITA-DANA POINT AUTHORITY
 Improvement District; 1994 Series A                                    1,045,000   7.250%         8/1/2010       1,140,513
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
 Election 2004; Capital Appreciation Bonds                              2,500,000   0.000%         8/1/2029         780,050
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
 Election 2006; Series A                                                2,000,000   5.000%         8/1/2032       2,017,120
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
 Election 2002; Series B                                                1,000,000   5.000%         8/1/2027       1,025,240
SONOMA, COUNTY OF
 Certificates of Participation; 2002 Series A                           1,815,000   5.000%       11/15/2012       1,965,591
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
 Installment Sale Revenue Bonds; Series 1992                            2,400,000   6.000%         8/1/2011       2,561,976
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Multiple Project Revenue Bonds; Series 1989                            3,585,000   6.750%         7/1/2013       4,184,376
VAL VERDE UNIFIED SCHOOL DISTRICT
 Refunding and School Construction Project; 2005 Series B                 635,000   5.000%         1/1/2024         706,241
 School Construction Project; Unrefunded; 2005 Series B                 1,345,000   5.000%         1/1/2024       1,241,704
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
 Election 2004; Series A                                                2,000,000   5.000%         8/1/2030       2,039,240
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 Election 2001; Capital Appreciation Bonds, Series B                    3,595,000   0.000%         9/1/2029       1,207,453
                                                                                                               ------------
Total Long-Term Securities (Cost $104,705,980)                                                                  107,026,567
                                                                                                               ------------
VARIABLE RATE DEMAND NOTES* (7.73%)
CALIFORNIA, STATE OF
 Economic Recovery Bonds; Series C-1                                      100,000   2.350%         9/2/2008         100,000
 Economic Recovery Bonds; Series C-2                                    4,400,000   2.010%         9/2/2008       4,400,000
 Kindergarten - University; Series A-5                                    300,000   2.300%         9/2/2008         300,000
 Kindergarten - University; Series B-3                                    200,000   2.010%         9/2/2008         200,000
 Series A-3                                                               200,000   2.010%         9/2/2008         200,000
IRVINE IMPROVEMENT BOND ACT 1915
 Assessment District No. 89-10                                            200,000   2.250%         9/2/2008         200,000
 Assessment District No. 93-14                                            300,000   1.990%         9/2/2008         300,000
 Assessment District No. 94-15                                          1,000,000   2.250%         9/2/2008       1,000,000
IRVINE RANCH WATER DISTRICT
 Nos. 105, 140, 240 & 250                                                 500,000   1.990%         9/2/2008         500,000
 Refunding Series 2008                                                    100,000   2.400%         9/2/2008         100,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Series B-2                                                               145,000   2.400%         9/2/2008         145,000
 Series C-2                                                               300,000   2.250%         9/2/2008         300,000
ORANGE COUNTY SANITATION DISTRICT
 Series A                                                                 900,000   2.250%         9/2/2008         900,000
WESTERN RIVERSIDE, COUNTY OF
 Regional Wastewater Treatment                                            500,000   2.250%         9/2/2008         500,000
                                                                                                               ------------
Total Variable Rate Demand Notes (Cost $9,145,000)                                                                9,145,000
                                                                                                               ------------
Total Investments (Cost $113,850,980) (a) (98.18%)                                                              116,171,567
Other Net Assets (1.82%)                                                                                          2,149,340
                                                                                                               ------------
Net Assets (100.00%)                                                                                           $118,320,907
                                                                                                               ============
(a) Aggregate cost for federal income tax purposes is $113,604,210.
At August 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation                                                                                        $  4,705,969
Unrealized depreciation                                                                                          (2,138,612)
                                                                                                               ------------
Net unrealized appreciation (depreciation)                                                                     $  2,567,357
                                                                                                               ============

* Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND     PORTFOLIO OF INVESTMENTS     8/31/2008
--------------------------------------------------------------------------------

                                                                                                                VALUE
SECURITY DESCRIPTION                                                    PAR VALUE      RATE      MATURITY      (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (89.29%)
ANAHEIM PUBLIC FINANCIAL AUTHORITY
 Convention Center Project; Series A                                    $500,000   5.250%        8/1/2013    $   535,165
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
 Lease Revenue Refunding; Series A                                       500,000   5.250%        6/1/2013        548,630
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 University of San Francisco Revenue Bonds; Series 1996                  500,000   5.600%       10/1/2010        533,190
CALIFORNIA STATE PUBLIC WORKS BOARD
 CA State Prison - Lassen County; 2001 Series A                          400,000   5.250%        6/1/2011        425,776
 Lease Revenue Refunding Bonds; 2001 Series A                            500,000   5.250%        6/1/2012        538,270
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                         300,000   7.250%        8/1/2009        313,848
 Water System Improvement Projects; Series 2001A                         500,000   6.000%        8/1/2012        541,105
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
 General Obligation Refinancing Bonds; Series C                          400,000   6.150%        2/1/2009        407,112
CHAFFEY UNION HIGH SCHOOL DISTRICT
 General Obligation Bonds; Series C                                      500,000   5.000%        5/1/2012        540,350
EASTERN MUNICIPAL WATER DISTRICT
 Certificates of Participation; Series A                                 550,000   5.250%        7/1/2012        582,335
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 General Obligation Refunding Bonds 2005                                 500,000   5.500%        8/1/2012        550,390
FRESNO, CITY OF
 Water System Revenue Refunding; Series A                                500,000   6.000%        6/1/2011        536,755
IMPERIAL IRRIGATION DISTRICT
 Certificates of Participation; 1997 Capital Projects                    530,000   5.200%       11/1/2009        538,480
LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power Project Revenue Bond; 2001 Series A                               500,000   5.250%        7/1/2014        530,585
LOS ANGELES UNIFIED SCHOOL DISTRICT
 Election of 2004; Series F                                              500,000   5.000%        7/1/2010        524,065
MONTEREY, COUNTY OF
 Certificates of Participation                                           600,000   5.250%        8/1/2014        651,102
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 2005 General Obligation Refunding Bonds                                 500,000   5.000%        8/1/2014        550,885
 General Obligation Bonds; 2002 Series A                                 500,000   5.000%        8/1/2012        542,090
OAKLAND JOINT POWERS FINANCING AUTHORITY
 Convention Centers; Series 2001                                         500,000   5.500%       10/1/2012        535,550
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 Measure M Sales Tax Revenue 2nd Series, Series A                        325,000   5.000%       2/15/2009        329,855
SAN BERNARDINO, COUNTY OF
 Certificates of Participation; Series 2002 A                            500,000   5.000%        7/1/2015        536,435
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
 Sewer Revenue Refunding Bonds; Series A                                 500,000   5.100%       5/15/2010        503,435
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
 Water Revenue Refunding Bonds; Series B                                 500,000   5.000%       11/1/2013        534,425
SANTA CLARA COUNTY FINANCING AUTHORITY
 Water Revenue Refunding Bonds; Series B                                 400,000   5.500%       5/15/2010        421,480
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 San Juan Power Project 2002 Refunding; Series A                         500,000   5.500%        1/1/2013        554,345
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 Multiple Purpose Projects; Series O                                     500,000   5.750%        9/1/2010        533,510
WALNUT, CITY OF
 Public Financing Authority Tax Allocation                               500,000   5.375%        9/1/2013        537,710
                                                                                                             -----------
Total Long-Term Securities (Cost $13,608,052)                                                                 13,876,878
                                                                                                             -----------
VARIABLE RATE DEMAND NOTES* (9.65%)
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Series A-2                                                              600,000   2.300%        9/2/2008        600,000
 Series A-3                                                              300,000   2.010%        9/2/2008        300,000
IRVINE, CITY OF
 Limited Obligation Improvement Bonds, Assessment District No. 93-14     200,000   1.990%        9/2/2008        200,000
ORANGE COUNTY SANITATION DISTRICT
 Nos. 1-3, 5-7 & 11                                                      400,000   4.500%        9/2/2008        400,000
                                                                                                             -----------
Total Variable Rate Demand Notes (Cost $1,500,000)                                                             1,500,000
                                                                                                             -----------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND
                                PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                       8/31/2008
--------------------------------------------------------------------------------

                                                                                                        VALUE
SECURITY DESCRIPTION                                                  PAR VALUE   RATE   MATURITY     (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
Total Investments (Cost $15,108,052) (a) (98.94%)                                                   $15,376,878
Other Net Assets (1.06%)                                                                                165,257
                                                                                                    -----------
Net Assets (100.00%)                                                                                $15,542,135
                                                                                                    ===========
(a) Aggregate cost for federal income tax purposes is $15,108,052.
At August 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                             $   278,429
Unrealized depreciation                                                                                  (9,603)
                                                                                                    -----------
Net unrealized appreciation (depreciation)                                                          $   268,826
                                                                                                    ===========

* Stated maturity reflects next reset date.

--------------------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND      PORTFOLIO OF INVESTMENTS    8/31/2008
--------------------------------------------------------------------------------

                                                                                                     VALUE
SECURITY DESCRIPTION                                         PAR VALUE       RATE      MATURITY     (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (11.95%)
CONTRA COSTA COUNTY WATER
 Certificates of Participation                              $2,000,000       1.400%   10/1/2008   $2,000,000
 Certificates of Participation                               1,700,000       1.500%   10/7/2008    1,700,000
LOS ANGELES, CITY OF
 Commercial Paper Notes                                      1,000,000       1.400%    9/3/2008    1,000,000
RIVERSIDE COUNTY TEETER
 Commercial Paper Notes                                      2,000,000       1.450%   11/5/2008    2,000,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
 Commercial Paper Notes                                      3,000,000       1.400%    9/3/2008    3,000,000
                                                                                                  ----------
Total Commercial Paper (Cost $9,700,000)                                                           9,700,000
                                                                                                  ----------
TAX AND REVENUE ANTICIPATION NOTES (8.20%)
CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
 2007-2008; Series A                                         3,000,000       3.000%    7/6/2009    3,039,118
LOS ANGELES, CITY OF
 Tax and Revenue Anticipation Notes                          1,550,000       4.000%    9/1/2009    1,587,438
LOS ANGELES, COUNTY OF
 Tax and Revenue Anticipation Notes                          2,000,000       3.500%   6/30/2009    2,030,176
                                                                                                  ----------
Total Tax & Revenue Anticipation Notes (Cost $6,656,732)                                           6,656,732
                                                                                                  ----------
VARIABLE RATE DEMAND NOTES* (79.85%)
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
 Revenue Bonds                                               1,475,000       1.750%    9/4/2008    1,475,000
ANAHEIM UNIFIED SCHOOL DISTRICT
 School Facility Bridge Funding                              1,960,000       3.000%    9/4/2008    1,960,000
BAY AREA TOLL AUTHORITY
 San Francisco Bay Area; Series E-1                          1,700,000       1.400%    9/4/2008    1,700,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series B-2                        300,000       2.400%    9/2/2008      300,000
 Power Supply Revenue Bonds; Series B-4                        100,000       2.300%    9/2/2008      100,000
 Power Supply Revenue Bonds; Series B-6                      1,200,000       2.000%    9/2/2008    1,200,000
 Power Supply Revenue Bonds; Series C-8                      3,125,000       1.600%    9/4/2008    3,125,000
 Power Supply Revenue Bonds; Series F-1                        600,000       2.000%    9/2/2008      600,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
 Health Facility - Catholic West                               100,000       1.540%    9/3/2008      100,000
 Stanford Hospital; Series A-1                               2,000,000       1.800%   6/15/2009    2,000,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
 The J. Paul Getty Trust                                     1,000,000       2.350%    9/2/2008    1,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 Cathedral High School Project                                 975,000       1.550%    9/3/2008      975,000
 Revenue Refunding Bonds - Series 2007A                      1,000,000       1.560%    9/3/2008    1,000,000
 Revenue Refunding Bonds - Series 2007B                        600,000       1.560%    9/3/2008      600,000
CALIFORNIA, STATE OF
 Economic Recovery Bonds; Series C-1                         1,000,000       2.350%    9/2/2008    1,000,000
 Economic Recovery Bonds; Series C-2                         1,200,000       2.010%    9/2/2008    1,200,000
 Economic Recovery Bonds; Series C-3                         1,000,000       2.010%    9/2/2008    1,000,000
 General Obligation Bonds; Series A-1                          300,000       2.350%    9/2/2008      300,000
 General Obligation Bonds; Series A-2                        1,700,000       2.300%    9/2/2008    1,700,000
 General Obligation Bonds; Series C-1                        2,000,000       1.700%    9/4/2008    2,000,000

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND
                                  PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                      8/31/2008
--------------------------------------------------------------------------------

                                                                                                                     VALUE
SECURITY DESCRIPTION                                                           PAR VALUE      RATE     MATURITY     (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
 Kindergarten-University; Series A-5                                          $  700,000  2.300%      9/2/2008    $   700,000
 Kindergarten-University; Series A-7                                           2,000,000  1.700%      9/4/2008      2,000,000
 Kindergarten-University; Series B-3                                             635,000  2.010%      9/2/2008        635,000
 Kindergarten-University; Series B-5                                             800,000  1.480%      9/4/2008        800,000
 Series B; Subseries B-1                                                         800,000  1.500%      9/3/2008        800,000
CARLSBAD UNIFIED SCHOOL DISTRICT
 School Facility Bridge Funding                                                1,700,000  3.000%      9/4/2008      1,700,000
IRVINE RANCH WATER DISTRICT
 Consolidated Series 1991; Districts 105, 250 & 290                              900,000  2.400%      9/2/2008        900,000
 Districts 105, 140, 240 & 250                                                   600,000  1.990%      9/2/2008        600,000
 General Obligation; Consolidated Series                                         315,000  2.400%      9/2/2008        315,000
 General Obligation; Consolidated Series 1993                                    300,000  2.200%      9/2/2008        300,000
IRVINE, CITY OF
 Limited Obligation Improvement Bonds, Assessment District 00-18; Series A       100,000  2.250%      9/2/2008        100,000
 Limited Obligation Improvement Bonds, Assessment District 87-8                  200,000  2.250%      9/2/2008        200,000
 Limited Obligation Improvement Bonds, Assessment District 93-14               1,800,000  1.990%      9/2/2008      1,800,000
 Limited Obligation Improvement Bonds, Assessment District 94-13                 100,000  2.250%      9/2/2008        100,000
 Limited Obligation Improvement Bonds, Assessment District 94-15                 200,000  2.250%      9/2/2008        200,000
 Limited Obligation Improvement Bonds, Assessment District 97-16               1,600,000  2.250%      9/2/2008      1,600,000
 Limited Obligation Improvement Bonds, Assessment District 97-17                 315,000  2.250%      9/2/2008        315,000
LOS ANGELES COUNTY HOUSING AUTHORITY
 Rowland Heights Preservation; Series A                                        1,385,000  1.950%      9/3/2008      1,385,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
 Series B-2                                                                    1,200,000  2.200%      9/2/2008      1,200,000
LOS ANGELES UNIFIED SCHOOL DISTRICT
 Belmont Learning Complex; Series A                                            1,240,000  1.450%      9/3/2008      1,240,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Series B-1                                                                      860,000  2.250%      9/2/2008        860,000
 Series B-2                                                                    1,100,000  2.400%      9/2/2008      1,100,000
 Series B-3                                                                      600,000  2.010%      9/2/2008        600,000
 Series C-1                                                                      500,000  2.400%      9/2/2008        500,000
 Series C-2                                                                    1,200,000  2.250%      9/2/2008      1,200,000
ORANGE COUNTY HOUSING AUTHORITY
 Lantern Pines PJ-CC                                                           1,260,000  1.700%      9/3/2008      1,260,000
 Revenue Bonds, Village Niguel, Issue AA of 1985                               1,800,000  1.700%      9/3/2008      1,800,000
ORANGE COUNTY SANITATION DISTRICT
 Refunding Certificates of Participation; Series 1993                          1,660,000  4.500%      9/2/2008      1,660,000
 Series A                                                                        380,000  2.250%      9/2/2008        380,000
 Series B                                                                      1,600,000  2.250%      9/2/2008      1,600,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
 School Facility Bridge Funding                                                1,600,000  3.000%      9/4/2008      1,600,000
SAN FRANCISCO, CITY AND COUNTY
 Series D                                                                      3,000,000  1.700%      9/3/2008      3,000,000
SAN JOSE - SANTA CLARA CLEAN WATER FINANCING AUTHORITY
 Variable Rate Sewer Revenue Refunding Bonds Series 2005B                      1,700,000  1.950%      9/3/2008      1,700,000
SANTA ANA HOUSING AUTHORITY
 Harbor Pointe Apartments; 1995 Series A                                       1,720,000  1.700%      9/4/2008      1,720,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Southern Transmission                                                         1,100,000  3.150%      9/3/2008      1,100,000
TRACY, CITY OF
 Sycamore: 7/03                                                                1,000,000  1.750%      9/4/2008      1,000,000
TUSTIN, CITY OF
 Reassessment District No. 95-2; Series A                                        200,000  2.250%      9/2/2008        200,000
WEST BASIN MUNICIPAL WATER DISTRICT
 Series A-2                                                                      800,000  1.570%      9/3/2008        800,000
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
 Regional Wastewater Treatment Bonds, 1996                                       500,000  2.250%      9/2/2008        500,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 School Facility Bridge Funding Program                                        2,000,000  3.000%      9/4/2008      2,000,000
                                                                                                                  -----------
Total Variable Rate Demand Notes (Cost $64,805,000)                                                                64,805,000
                                                                                                                  -----------
Total Investments (Cost $81,161,732) (a) (100.00%)                                                                 81,161,732
Other Net Assets (0.00%)                                                                                                2,598
                                                                                                                  -----------
Net Assets (100.00%)                                                                                              $81,164,330
                                                                                                                  ===========

(a)   Aggregate cost for federal income tax purposes is $81,161,732.

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND        PORTFOLIO OF INVESTMENTS        8/31/2008
--------------------------------------------------------------------------------

                                                                                                                  VALUE
SECURITY DESCRIPTION                                                  PAR VALUE       RATE        MATURITY      (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (64.81%)
                                                                     $   75,377     6.000%        4/15/2014   $    78,124
                                                                        115,359     6.000%        4/15/2014       119,563
                                                                        104,851     6.000%        4/15/2016       108,673
                                                                        118,262     6.500%        4/15/2016       123,081
                                                                        103,779     6.000%        5/15/2016       107,562
                                                                          9,038    10.000%        9/15/2018        10,244
                                                                         27,209     9.000%       10/15/2018        29,776
                                                                      1,174,163     5.000%        7/15/2020     1,184,481
                                                                        465,920     5.500%        1/15/2025       477,176
                                                                        627,541     6.000%        1/15/2026       640,725
                                                                      1,048,864     4.750%       12/20/2034     1,052,179
                                                                      1,208,657     4.750%        7/20/2035     1,249,273
                                                                        656,425     4.500%        8/20/2035       672,221
                                                                      3,282,996     5.500%        4/15/2036     3,285,282
                                                                      2,830,643     4.500%        7/20/2037     2,878,115
                                                                      2,982,351     5.000%        3/15/2038     2,915,800
                                                                      2,994,154     6.000%        6/15/2038     3,043,959
                                                                                                              -----------
Total Government National Mortgage Association (Cost $17,704,017)                                              17,976,234
                                                                                                              -----------
United States Treasury Bills (5.75%)
                                                                      1,600,000     1.642%^       11/6/2008     1,595,335
                                                                                                              -----------
Total United States Treasury Bills (Cost $1,595,517)                                                            1,595,335
                                                                                                              -----------
United States Treasury Bonds (13.43%)
                                                                      3,000,000     7.250%        5/15/2016     3,725,391
                                                                                                              -----------
Total United States Treasury Bonds (Cost $3,504,593)                                                            3,725,391
                                                                                                              -----------
United States Treasury Notes (15.35%)
                                                                      4,300,000     2.750%        2/28/2013     4,257,004
                                                                                                              -----------
Total United States Treasury Notes (Cost $4,355,851)                                                            4,257,004
                                                                                                              -----------
Money Fund (0.08%) (Cost $23,234)
 The United States Treasury Trust (b)                                    23,234                                    23,234
Total Investments (Cost $27,183,212) (a) (99.42%)                                                              27,577,198
Other Net Assets (0.58%)                                                                                          161,334
                                                                                                              -----------
Net Assets (100.00%)                                                                                          $27,738,532
                                                                                                              ===========
(a) Aggregate cost for federal income tax purposes is $27,183,212.
At August 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                       $   544,308
Unrealized depreciation                                                                                          (150,322)
                                                                                                              -----------
Net unrealized appreciation (depreciation)                                                                    $   393,986
                                                                                                              ===========

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

^     Zero coupon bond. Interest rate presented is yield to maturity.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND     PORTFOLIO OF INVESTMENTS     8/31/2008
--------------------------------------------------------------------------------

                                                                                                           VALUE
SECURITY DESCRIPTION                                              PAR VALUE       RATE       MATURITY     (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (4.58%)
                                                                  $208,356        4.125%     6/20/2034   $207,494
                                                                   377,713        4.750%    11/20/2034    378,945
                                                                                                         --------
Total Government National Mortgage Association (Cost $590,379)                                            586,439
                                                                                                         --------
United States Treasury Bills (1.56%)
                                                                   100,000        1.537%^    9/11/2008     99,969
                                                                   100,000        1.642%^    11/6/2008     99,708
                                                                                                         --------
Total United States Treasury Bills (Cost $199,690)                                                        199,677
                                                                                                         --------
United States Treasury Notes (93.06%)
                                                                   200,000        3.500%     8/15/2009    202,547
                                                                   900,000        4.875%     8/15/2009    922,852
                                                                   100,000        3.375%     9/15/2009    101,274
                                                                   200,000        3.375%    10/15/2009    202,781

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
                               PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                                                      8/31/2008
--------------------------------------------------------------------------------

                                                                                                                VALUE
SECURITY DESCRIPTION                                                  PAR VALUE      RATE       MATURITY       (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
                                                                     $  400,000  4.625%       11/15/2009     $   411,969
                                                                        300,000  3.125%       11/30/2009         303,539
                                                                        100,000  3.500%       12/15/2009         101,813
                                                                        300,000  3.625%        1/15/2010         306,235
                                                                        300,000  2.125%        1/31/2010         299,836
                                                                        300,000  6.500%        2/15/2010         318,797
                                                                        600,000  4.750%        2/15/2010         622,406
                                                                        600,000  2.000%        2/28/2010         598,406
                                                                        300,000  4.000%        3/15/2010         308,602
                                                                        200,000  4.000%        4/15/2010         205,719
                                                                        400,000  2.125%        4/30/2010         399,750
                                                                        300,000  3.875%        5/15/2010         308,625
                                                                      1,200,000  4.500%        5/15/2010       1,246,595
                                                                        700,000  3.875%        7/15/2010         721,383
                                                                        300,000  4.250%       10/15/2010         312,375
                                                                        300,000  4.375%       12/15/2010         313,172
                                                                        700,000  4.250%        1/15/2011         730,461
                                                                        400,000  5.000%        2/15/2011         424,282
                                                                        500,000  4.875%        4/30/2011         530,586
                                                                        700,000  4.875%        5/31/2011         743,258
                                                                        700,000  4.625%        8/31/2011         740,578
                                                                        500,000  4.500%        9/30/2011         527,540
                                                                                                             -----------
Total United States Treasury Notes (Cost $11,730,286)                                                         11,905,381
                                                                                                             -----------
Money Fund (0.19%) (Cost $23,699)
 The United States Treasury Trust (b)                                    23,699                                   23,699
Total Investments (Cost $12,544,054) (a) (99.39%)                                                             12,715,196
Other Net Assets (0.61%)                                                                                          77,417
                                                                                                             -----------
Net Assets (100.00%)                                                                                         $12,792,613
                                                                                                             ===========
(a) Aggregate cost for federal income tax purposes is $12,546,052.
At August 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation                                                                                      $   192,325
Unrealized depreciation                                                                                          (23,181)
                                                                                                             -----------
Net unrealized appreciation (depreciation)                                                                   $   169,144
                                                                                                             ===========

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

^     Zero coupon bond. Interest rate presented is yield to maturity.

--------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST        PORTFOLIO OF INVESTMENTS      8/31/2008
--------------------------------------------------------------------------------

                                                                                                       VALUE
SECURITY DESCRIPTION                                       PAR VALUE        RATE       MATURITY      (NOTE 1)
----------------------------------------------------------------------------------------------------------------
United States Treasury Bills (100.14%)
                                                         $16,400,000    1.537%^       9/11/2008    $16,391,783
                                                          11,000,000    1.660%^       10/2/2008     10,984,856
                                                          13,400,000    1.642%^       11/6/2008     13,361,687
                                                           1,600,000    1.726%^       12/4/2008      1,593,004
                                                                                                   -----------
Total United States Treasury Bills (Cost $42,331,330)                                               42,331,330
                                                                                                   -----------
Total Investments (Cost $42,331,330) (a) (100.14%)                                                  42,331,330
Other Net Liabilities (-0.14%)                                                                         (58,561)
                                                                                                   -----------
Net Assets (100.00%)                                                                               $42,272,769
                                                                                                   ===========

(a)   Aggregate cost for federal income tax purposes is $42,331,330.

^     Zero coupon bond. Interest rate presented is yield to maturity.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                  8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (99.34%)
Basic Materials (3.59%)
Air Products & Chemicals Inc                             1,787     $    164,136
Alcoa Inc                                                7,434          238,854
Allegheny Technologies Inc                                 854           41,846
Ashland Inc                                                431           17,641
Dow Chemical Co/The                                      7,985          272,528
Eastman Chemical Co                                        710           42,827
Ecolab Inc                                               1,453           66,460
EI Du Pont de Nemours & Co                               7,723          343,210
Freeport-McMoRan Copper &
  Gold Inc                                               3,207          286,449
Hercules Inc                                             1,129           24,330
International Flavors &
  Fragrances Inc                                           683           27,463
International Paper Co                                   3,595           97,245
MeadWestvaco Corp                                        1,512           40,038
Monsanto Co                                              4,620          527,835
Newmont Mining Corp                                      3,766          169,847
Nucor Corp                                               2,404          126,210
Plum Creek Timber Co Inc                                 1,537           76,266
PPG Industries Inc                                       1,387           87,187
Praxair Inc                                              2,667          239,603
Rohm & Haas Co                                           1,096           82,255
Sherwin-Williams Co/The                                    934           54,686
Sigma-Aldrich Corp                                       1,154           65,501
Titanium Metals Corp                                       700           10,087
United States Steel Corp                                   991          131,872
Vulcan Materials Co                                        768           57,477
Weyerhaeuser Co                                          1,867          103,600
                                                                   ------------
Total Basic Materials                                                 3,395,453
                                                                   ------------
Communications (10.80%)
Akamai Technologies Inc*                                 1,400           32,060
Amazon.com Inc*                                          2,600          210,106
American Tower Corp*                                     3,400          140,522
AT&T Inc                                                51,433        1,645,341
CBS Corp                                                 5,761           93,213
CenturyTel Inc                                           1,054           40,716
Ciena Corp*                                                821           14,269
Cisco Systems Inc*                                      51,369        1,235,424
Comcast Corp                                            26,012          550,934
Corning Inc                                             13,253          272,217
DIRECTV Group Inc/The*                                   6,400          180,544
eBay Inc*                                                9,603          239,403
Embarq Corp                                              1,281           60,412
Expedia Inc*                                             1,700           30,022
Frontier Communications Corp                             3,037           38,175
Gannett Co Inc                                           2,073           36,879
Google Inc*                                              1,900          880,251
Interpublic Group of Cos Inc*                            4,290           40,326
JDS Uniphase Corp*                                       1,800           18,288
Juniper Networks Inc*                                    4,300          110,510
McGraw-Hill Cos Inc/The                                  2,816          120,637
Meredith Corp                                              327            9,280
Motorola Inc                                            19,535          184,020
New York Times Co/The                                    1,459           18,952
News Corp                                               19,461          275,568
Omnicom Group Inc                                        2,762          117,081
QUALCOMM Inc                                            14,110          742,892
Qwest Communications
  International Inc                                     13,871           52,432
Scripps Networks Interactive
  Inc                                                      800           33,232
Sprint Nextel Corp                                      23,944          208,792
Symantec Corp*                                           7,568          168,842
Tellabs Inc*                                             3,680           19,173
Time Warner Inc                                         30,621          501,266
VeriSign Inc*                                            2,100           67,137
Verizon Communications Inc                              24,443          858,438
Viacom Inc*                                              5,761          169,834
Walt Disney Co/The                                      16,306          527,499
Windstream Corp                                          4,013           49,841
Yahoo! Inc*                                             11,316          219,304
                                                                   ------------
Total Communications                                                 10,213,832
                                                                   ------------
Consumer, Cyclical (7.88%)
Abercrombie & Fitch Co                                     700           36,715
AutoNation Inc*                                          1,202           13,643
Autozone Inc*                                              360           49,403
Bed Bath & Beyond Inc*                                   2,427           74,412
Best Buy Co Inc                                          2,966          132,788
Big Lots Inc*                                              835           24,691
Carnival Corp                                            3,638          134,824
Centex Corp                                              1,020           16,544
Cintas Corp                                              1,157           35,636
Coach Inc*                                               3,180           92,188
Costco Wholesale Corp                                    3,733          250,335
CVS/Caremark Corp                                       12,432          455,011
Darden Restaurants Inc                                   1,181           34,591
Dillard's Inc                                              552            7,049
DR Horton Inc                                            2,596           32,346
Family Dollar Stores Inc                                 1,287           32,072
Ford Motor Co*                                          17,383           77,528
GameStop Corp*                                           1,500           65,805
Gap Inc/The                                              4,141           80,542
General Motors Corp                                      4,903           49,030
Genuine Parts Co                                         1,439           61,042
Goodyear Tire & Rubber
  Co/The*                                                1,764           34,592
Harley-Davidson Inc                                      2,164           86,084
Harman International Industries
  Inc                                                      500           17,015
Hasbro Inc                                               1,349           50,453
Home Depot Inc                                          14,210          385,375
International Game Technology                            2,867           61,440
JC Penney Co Inc                                         1,836           71,549
Johnson Controls Inc                                     5,136          158,805
Jones Apparel Group Inc                                    820           16,285
KB Home                                                    776           16,141
Kohl's Corp*                                             2,678          131,677
Lennar Corp                                              1,300           17,095
Liz Claiborne Inc                                          876           14,200
Lowe's Cos Inc                                          12,462          307,064
Ltd Brands Inc                                           2,733           56,846
Macy's Inc                                               3,640           75,785
Marriott International Inc                               2,718           76,675
Mattel Inc                                               3,213           62,107
McDonald's Corp                                         10,012          621,245
Newell Rubbermaid Inc                                    2,365           42,807
Nike Inc                                                 3,280          198,801
Nordstrom Inc                                            1,658           51,564
Office Depot Inc*                                        2,343           16,495
PACCAR Inc                                               3,117          134,218
Polo Ralph Lauren Corp                                     500           37,940
Pulte Homes Inc                                          1,810           26,263
RadioShack Corp                                          1,294           24,599
Sears Holdings Corp*                                       677           62,250
Southwest Airlines Co                                    6,485           98,767
Staples Inc                                              6,039          146,144
Starbucks Corp*                                          6,248           97,219
Starwood Hotels & Resorts
  Worldwide Inc                                          1,746           63,293
Target Corp                                              7,141          378,616
Tiffany & Co                                             1,141           50,398
TJX Cos Inc                                              3,710          134,450
VF Corp                                                    775           61,419
Walgreen Co                                              8,361          304,591
Wal-Mart Stores Inc                                     20,270        1,197,349
Wendy's International Inc                                  696           16,892
Whirlpool Corp                                             642           52,233
WW Grainger Inc                                            597           53,748
Wyndham Worldwide Corp                                   1,509           29,094
Yum! Brands Inc                                          4,336          154,708
                                                                   ------------
Total Consumer, Cyclical                                              7,450,486
                                                                   ------------
Consumer, Non-Cyclical (22.29%)

Abbott Laboratories                                     13,018          747,624
Aetna Inc                                                4,350          187,659
Allergan Inc                                             2,558          142,915
Altria Group Inc                                        17,690          372,021
AmerisourceBergen Corp                                   1,554           63,730
Amgen Inc*                                               9,125          573,506
Anheuser-Busch Cos Inc                                   3,277          222,377
Apollo Group Inc*                                        1,216           77,435
Archer-Daniels-Midland Co                                5,377          136,898
Automatic Data Processing Inc                            4,474          198,556
Avery Dennison Corp                                        891           42,982
Avon Products Inc                                        3,658          156,672
Barr Pharmaceuticals Inc*                                  900           60,786
Baxter International Inc                                 5,431          368,005
Becton Dickinson & Co                                    2,048          178,954
Biogen Idec Inc*                                         2,456          125,084
Boston Scientific Corp*                                 11,263          141,463
Bristol-Myers Squibb Co                                 16,657          355,460
Brown-Forman Corp                                          679           48,895
Campbell Soup Co                                         1,775           65,338
Cardinal Health Inc                                      3,092          169,998
Celgene Corp*                                            3,200          221,760
Cigna Corp                                               2,346           98,250
Clorox Co                                                1,128           66,665
Coca-Cola Co/The                                        16,728          871,027
Coca-Cola Enterprises Inc                                2,339           39,927
Colgate-Palmolive Co                                     4,325          328,830
ConAgra Foods Inc                                        4,122           87,675
Constellation Brands Inc*                                1,669           35,233
Convergys Corp*                                          1,100           16,225
Coventry Health Care Inc*                                1,300           45,526
Covidien Ltd                                             4,158          224,823
CR Bard Inc                                                884           82,610
Dean Foods Co*                                           1,100           27,687
Eli Lilly & Co                                           8,327          388,455
Equifax Inc                                              1,159           40,947
Estee Lauder Cos Inc/The                                 1,100           54,747
Express Scripts Inc*                                     2,164          158,859
Forest Laboratories Inc*                                 2,726           97,291
Fortune Brands Inc                                       1,241           72,996
General Mills Inc                                        2,799          185,238
Genzyme Corp*                                            2,172          170,068
Gilead Sciences Inc*                                     7,850          413,538
H&R Block Inc                                            2,712           69,264
Hershey Co/The                                           1,533           55,326
HJ Heinz Co                                              2,647          133,197
Hospira Inc*                                             1,350           54,486
Humana Inc*                                              1,388           64,403

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND      PORTFOLIO OF INVESTMENTS - (CONTINUED)        8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Johnson & Johnson                                         24,415   $  1,719,547
Kellogg Co                                                 2,222        120,966
Kimberly-Clark Corp                                        3,593        221,616
King Pharmaceuticals Inc*                                  2,430         27,799
Kraft Foods Inc                                           13,325        419,871
Kroger Co/The                                              5,936        163,952
Laboratory Corp of America
  Holdings*                                                1,002         73,296
McCormick & Co Inc                                         1,075         43,484
McKesson Corp                                              2,457        141,965
Medco Health Solutions Inc*                                4,482        209,982
Medtronic Inc                                              9,558        521,867
Merck & Co Inc                                            18,353        654,652
Millipore Corp*                                              423         31,729
Molson Coors Brewing Co                                    1,100         52,415
Monster Worldwide Inc*                                     1,196         23,370
Moody's Corp                                               1,875         76,238
Mylan Inc*                                                 2,107         27,159
Patterson Cos Inc*                                         1,300         42,302
Paychex Inc                                                2,899         98,798
Pepsi Bottling Group Inc                                   1,328         39,282
PepsiCo Inc                                               13,602        931,465
Pfizer Inc                                                58,352      1,115,107
Philip Morris International Inc                           17,690        949,953
Procter & Gamble Co                                       26,337      1,837,531
Quest Diagnostics Inc                                      1,280         69,184
Reynolds American Inc                                      1,470         77,881
Robert Half International Inc                              1,510         38,656
RR Donnelley & Sons Co                                     1,958         54,589
Safeway Inc                                                3,802        100,145
Sara Lee Corp                                              6,096         82,296
Schering-Plough Corp                                      13,595        263,743
St Jude Medical Inc*                                       2,842        130,249
Stryker Corp                                               1,954        131,289
SUPERVALU Inc                                              1,839         42,646
SYSCO Corp                                                 5,149        163,893
Tenet Healthcare Corp*                                     4,695         28,311
Total System Services Inc                                  1,406         28,008
Tyson Foods Inc                                            2,300         33,396
UnitedHealth Group Inc                                    11,199        341,010
UST Inc                                                    1,350         72,347
Varian Medical Systems Inc*                                1,100         69,476
Watson Pharmaceuticals Inc*                                  836         25,339
WellPoint Inc*                                             4,822        254,553
Western Union Co/The                                       6,540        180,635
Whole Foods Market Inc                                     1,300         23,803
WM Wrigley Jr Co                                           1,858        147,674
Wyeth                                                     11,329        490,319
Zimmer Holdings Inc*                                       1,950        141,161
                                                                   ------------
Total Consumer, Non-Cyclical                                         21,076,360
                                                                   ------------
Diversified (0.07%)
Leucadia National Corp                                     1,400         64,806
                                                                   ------------
Total Diversified                                                        64,806
                                                                   ------------
Energy (13.47%)
Anadarko Petroleum Corp                                    3,918        241,858
Apache Corp                                                2,784        318,434
Baker Hughes Inc                                           2,675        214,027
BJ Services Co                                             2,548         68,414
Chesapeake Energy Corp                                     3,500        169,400
Chevron Corp                                              17,977      1,551,775
ConocoPhillips                                            13,181      1,087,564
Consol Energy Inc                                          1,500        101,565
Devon Energy Corp                                          3,775        385,239
El Paso Corp                                               5,972        100,091
ENSCO International Inc                                    1,200         81,336
EOG Resources Inc                                          2,086        217,820
Exxon Mobil Corp                                          45,280      3,622,852
Halliburton Co                                             7,462        327,880
Hess Corp                                                  2,293        240,100
Marathon Oil Corp                                          5,982        269,609
Murphy Oil Corp                                            1,600        125,648
Nabors Industries Ltd*                                     2,404         85,655
National Oilwell Varco Inc*                                2,988        220,305
Noble Corp                                                 2,216        111,443
Noble Energy Inc                                           1,400        100,422
Occidental Petroleum Corp                                  7,010        556,314
Peabody Energy Corp                                        2,200        138,490
Questar Corp                                               1,500         77,835
Range Resources Corp                                       1,400         64,988
Rowan Cos Inc                                                921         34,022
Schlumberger Ltd                                          10,000        942,200
Smith International Inc                                    1,700        118,490
Spectra Energy Corp                                        5,340        141,296
Sunoco Inc                                                 1,006         44,646
Tesoro Corp                                                1,200         22,260
Transocean Inc*                                            1,703        216,622
Valero Energy Corp                                         4,652        161,704
Weatherford International Ltd*                             5,600        216,048
Williams Cos Inc                                           5,123        158,249
XTO Energy Inc                                             4,061        204,715
                                                                   ------------
Total Energy                                                         12,739,316
                                                                   ------------
Financial (14.01%)
Aflac Inc                                                  4,094        232,130
Allstate Corp/The                                          4,885        220,460
American Capital Ltd                                       1,600         34,784
American Express Co                                        9,991        396,443
American International Group
  Inc                                                     21,596        464,098
Ameriprise Financial Inc                                   1,978         88,911
AON Corp                                                   2,484        117,965
Apartment Investment &
  Management Co                                              829         29,380
Assurant Inc                                                 800         46,744
AvalonBay Communities Inc                                    700         70,000
Bank of America Corp                                      38,279      1,192,008
Bank of New York Mellon
  Corp/The                                                 9,567        331,114
BB&T Corp                                                  4,620        138,600
Boston Properties Inc                                      1,000        102,470
Capital One Financial Corp                                 3,543        156,388
CB Richard Ellis Group Inc*                                1,600         20,912
Charles Schwab Corp/The                                    7,995        191,800
Chubb Corp                                                 3,356        161,122
Cincinnati Financial Corp                                  1,551         45,972
CIT Group Inc                                              1,717         17,702
Citigroup Inc                                             25,411        482,555
CME Group Inc                                                400        134,152
Comerica Inc                                               1,331         37,388
Developers Diversified Realty
  Corp                                                     1,000         33,510
Discover Financial Services                                4,034         66,359
E*Trade Financial Corp*                                    3,742         11,974
Equity Residential                                         2,484        104,825
Federal National Mortgage
  Association                                              8,249         56,423
Federated Investors Inc                                      848         28,357
Fifth Third Bancorp                                        4,472         70,568
First Horizon National Corp                                1,038         11,657
Franklin Resources Inc                                     1,329        138,881
Freddie Mac                                                5,500         24,805
General Growth Properties Inc                              2,100         54,453
Genworth Financial Inc                                     3,700         59,385
Goldman Sachs Group Inc/The                                3,322        544,708
Hartford Financial Services
  Group Inc                                                2,634        166,153
Host Hotels & Resorts Inc                                  4,600         65,780
Hudson City Bancorp Inc                                    4,300         79,292
Huntington Bancshares Inc                                  3,125         22,875
IntercontinentalExchange Inc*                                600         52,818
Janus Capital Group Inc                                    1,377         37,138
JPMorgan Chase & Co                                       28,728      1,105,741
Keycorp                                                    3,287         39,477
Kimco Realty Corp                                          2,100         77,994
Legg Mason Inc                                             1,100         48,983
Lehman Brothers Holdings Inc                               4,486         72,180
Lincoln National Corp                                      2,289        116,190
Loews Corp                                                 3,768        163,644
M&T Bank Corp                                                659         47,013
Marsh & McLennan Cos Inc                                   4,530        144,643
Marshall & Ilsley Corp                                     2,248         34,619
MBIA Inc                                                   1,215         19,707
Merrill Lynch & Co Inc                                     7,277        206,303
MetLife Inc                                                6,247        338,587
MGIC Investment Corp                                         844          7,098
Morgan Stanley                                             8,869        362,121
National City Corp                                         5,195         26,183
Northern Trust Corp                                        1,583        127,257
NYSE Euronext                                              2,200         89,298
PNC Financial Services Group
  Inc                                                      2,926        210,526
Principal Financial Group Inc                              2,207        101,059
Progressive Corp/The                                       6,108        112,815
Prologis                                                   2,148         92,493
Prudential Financial Inc                                   3,888        286,584
Public Storage                                             1,000         88,320
Regions Financial Corp                                     5,885         54,554
Safeco Corp                                                  887         59,961
Simon Property Group Inc                                   1,850        175,528
SLM Corp*                                                  3,509         57,934
Sovereign Bancorp Inc                                      3,120         30,139
State Street Corp                                          3,254        220,198
SunTrust Banks Inc                                         2,946        123,408
T Rowe Price Group Inc                                     2,226        132,135
Torchmark Corp                                               787         47,015
Travelers Cos Inc/The                                      5,538        244,558
Unum Group                                                 2,983         75,798
US Bancorp                                                14,513        462,384
Vornado Realty Trust                                       1,100        109,406
Wachovia Corp                                             16,031        254,733
Washington Mutual Inc                                      7,397         29,958
Wells Fargo & Co                                          28,148        852,040
XL Capital Ltd                                             1,549         31,135
Zions Bancorporation                                         953         25,579
                                                                   ------------
Total Financial                                                      13,248,357
                                                                   ------------
Industrial (12.12%)
3M Co                                                      6,054        433,466
Agilent Technologies Inc*                                  3,215        111,753
Allied Waste Industries Inc*                               2,502         33,627
Applied Biosystems Inc                                     1,572         57,362
Ball Corp                                                    990         45,461
Bemis Co Inc                                                 906         25,296
Black & Decker Corp                                          525         33,206

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND      PORTFOLIO OF INVESTMENTS - (CONTINUED)        8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Boeing Co                                                  6,596   $    432,434
Burlington Northern Santa Fe
  Corp                                                     2,482        266,567
Caterpillar Inc                                            5,388        381,093
CH Robinson Worldwide Inc                                  1,500         78,165
Cooper Industries Ltd                                      1,506         71,746
CSX Corp                                                   3,418        221,076
Cummins Inc                                                1,788        116,506
Danaher Corp                                               2,083        169,910
Deere & Co                                                 3,710        261,815
Dover Corp                                                 1,842         90,958
Eastman Kodak Co                                           2,384         38,597
Eaton Corp                                                 1,240         90,743
Emerson Electric Co                                        6,662        311,782
Expeditors International of
  Washington Inc                                           1,800         64,962
FedEx Corp                                                 2,638        218,479
Fluor Corp                                                 1,548        124,041
General Dynamics Corp                                      3,402        314,005
General Electric Co                                       85,669      2,407,298
Goodrich Corp                                              1,031         52,839
Honeywell International Inc                                6,297        315,920
Illinois Tool Works Inc                                    3,558        176,512
Ingersoll-Rand Co Ltd                                      2,787        102,924
ITT Corp                                                   1,498         95,498
Jabil Circuit Inc                                          1,699         28,645
Jacobs Engineering Group Inc*                              1,000         73,820
L-3 Communications Holdings
  Inc                                                      1,034        107,474
Leggett & Platt Inc                                        1,520         33,911
Lockheed Martin Corp                                       2,915        339,423
Manitowoc Co Inc/The                                       1,100         27,698
Masco Corp                                                 3,084         58,781
Molex Inc                                                  1,295         31,235
Norfolk Southern Corp                                      3,284        241,473
Northrop Grumman Corp                                      2,931        201,799
Pactiv Corp*                                               1,193         32,056
Pall Corp                                                  1,025         41,625
Parker Hannifin Corp                                       1,509         96,682
PerkinElmer Inc                                            1,021         29,007
Precision Castparts Corp                                   1,200        123,912
Raytheon Co                                                3,648        218,844
Rockwell Automation Inc                                    1,270         59,957
Rockwell Collins Inc                                       1,357         71,365
Ryder System Inc                                             477         30,776
Sealed Air Corp                                            1,582         38,332
Snap-On Inc                                                  609         34,725
Stanley Works/The                                            670         32,127
Terex Corp*                                                  900         45,261
Textron Inc                                                2,066         84,913
Thermo Fisher Scientific Inc*                              3,610        218,622
Tyco Electronics Ltd                                       4,158        136,840
Tyco International Ltd                                     4,158        178,295
Union Pacific Corp                                         4,404        369,496
United Parcel Service Inc                                  8,844        567,077
United Technologies Corp                                   8,381        549,710
Waste Management Inc                                       4,328        152,259
Waters Corp*                                                 883         60,265
                                                                   ------------
Total Industrial                                                     11,460,446
                                                                   ------------
Technology (11.50%)
Adobe Systems Inc*                                         5,034        215,606
Advanced Micro Devices Inc*                                4,487         28,223
Affiliated Computer Services
  Inc*                                                       805         42,858
Altera Corp                                                3,100         70,184
Analog Devices Inc                                         2,580         72,137
Apple Inc*                                                 7,368      1,249,097
Applied Materials Inc                                     11,609        208,033
Autodesk Inc*                                              1,888         67,081
BMC Software Inc*                                          1,733         56,426
Broadcom Corp*                                             3,953         95,109
CA Inc                                                     3,290         78,664
Citrix Systems Inc*                                        1,544         46,737
Cognizant Technology
  Solutions Corp*                                          2,400         70,368
Computer Sciences Corp*                                    1,490         70,075
Compuware Corp*                                            2,795         31,947
Dell Inc*                                                 19,135        415,804
Electronic Arts Inc*                                       2,629        128,321
EMC Corp*                                                 17,660        269,845
Fidelity National Information
  Services Inc                                             1,400         30,590
Fiserv Inc*                                                1,368         70,944
Hewlett-Packard Co                                        21,681      1,017,273
IMS Health Inc                                             1,733         38,507
Intel Corp                                                49,189      1,124,952
International Business
  Machines Corp                                           11,415      1,389,548
Intuit Inc*                                                2,806         84,376
KLA-Tencor Corp                                            1,659         61,483
Lexmark International Inc*                                   856         30,790
Linear Technology Corp                                     1,917         62,571
LSI Corp*                                                  6,000         39,900
MEMC Electronic Materials
  Inc*                                                     1,900         93,271
Microchip Technology Inc                                   1,800         57,618
Micron Technology Inc*                                     6,262         26,551
Microsoft Corp                                            67,982      1,855,228
National Semiconductor Corp                                2,003         42,924
NetApp Inc*                                                2,959         75,395
Novell Inc*                                                2,982         19,174
Novellus Systems Inc*                                      1,106         25,073
Nvidia Corp*                                               4,572         57,790
Oracle Corp*                                              33,152        727,023
Pitney Bowes Inc                                           1,820         62,153
QLogic Corp*                                               1,486         27,758
SanDisk Corp*                                              2,000         28,920
Sun Microsystems Inc*                                      7,459         67,131
Teradata Corp*                                             1,575         38,698
Teradyne Inc*                                              2,030         18,940
Texas Instruments Inc                                     12,083        296,154
Unisys Corp*                                               3,371         13,787
Xerox Corp                                                 7,856        109,434
Xilinx Inc                                                 2,504         65,054
                                                                   ------------
Total Technology                                                     10,875,525
                                                                   ------------
Utilities (3.61%)
AES Corp/The*                                              5,611         85,624
Allegheny Energy Inc                                       1,381         62,601
Ameren Corp                                                1,712         71,664
American Electric Power Co
  Inc                                                      3,369        131,526
Centerpoint Energy Inc                                     2,697         42,828
CMS Energy Corp                                            2,062         27,981
Consolidated Edison Inc                                    2,227         91,084
Constellation Energy Group Inc                             1,472         98,197
Dominion Resources Inc                                     4,860        211,556
DTE Energy Co                                              1,568         66,107
Duke Energy Corp                                          10,582        184,550
Dynegy Inc*                                                4,200         25,032
Edison International                                       2,778        127,566
Entergy Corp                                               1,678        173,488
Exelon Corp                                                5,694        432,516
FirstEnergy Corp                                           2,518        182,908
FPL Group Inc                                              3,378        202,883
Integrys Energy Group Inc                                    615         32,146
Nicor Inc                                                    460         21,109
NiSource Inc                                               2,493         41,085
Pepco Holdings Inc                                         1,700         43,095
PG&E Corp                                                  3,092        127,792
Pinnacle West Capital Corp                                   969         34,099
PPL Corp                                                   3,232        141,465
Progress Energy Inc                                        2,285         99,809
Public Service Enterprise
  Group Inc                                                4,382        178,654
Sempra Energy                                              2,196        127,192
Southern Co                                                6,412        240,514
TECO Energy Inc                                            1,982         35,359
Xcel Energy Inc                                            3,728         76,461
                                                                   ------------
Total Utilities                                                       3,416,891
                                                                   ------------
Total Common Stock
  (Cost $69,259,137)                                                 93,941,472
                                                                   ------------
Short-Term Investments (0.53%)
Money Fund (0.00%)
The United States Treasury
  Trust (b)                                                1,755          1,755

United States Treasury Bills (0.53%)

PAR VALUE
---------
$ 100,000      United States Treasury Bill
                 09/18/2008 (c)                                          99,917
  400,000      United States Treasury Bill
                 12/04/2008                                             398,258
                                                                   ------------
Total United States Treasury Bills                                      498,175
                                                                   ------------
Total Short-Term Investments
 (Cost $499,947)                                                        499,930
                                                                   ------------
Total Investments
 (Cost $69,759,084) (a) (99.87%)                                     94,441,402
Other Net Assets (0.13%)                                                121,176
                                                                   ------------
Net Assets (100.00%)                                               $ 94,562,578
                                                                   ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $70,347,245. At August 31, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $ 35,449,453
Unrealized depreciation                                             (11,355,296)
                                                                   ------------
Net unrealized appreciation
   (depreciation)                                                  $ 24,094,157
                                                                   ============

(b)   See Note 5 regarding investments in The United States Treasury Trust
      Fund.

(c) At August 31, 2008, certain United States Treasury Bills with a market value of $99,917 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at August 31, 2008: Contracts - $250 times premium/ delivery month/commitment

                                                                    Unrealized
S&P 500 Index                                                      Appreciation

  1/Sept 08/Long                                                     $8,821
                                                                     ======

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MID CAP INDEX FUND           PORTFOLIO OF INVESTMENTS              8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (95.93%)
Basic Materials (6.70%)
Airgas Inc                                                12,048   $    713,724
Albemarle Corp                                            10,972        436,027
Cabot Corp                                                 9,535        263,833
Carpenter Technology Corp                                  7,200        279,432
CF Industries Holdings Inc                                 7,100      1,082,040
Chemtura Corp                                             35,400        233,286
Cleveland-Cliffs Inc                                      15,100      1,528,423
Cytec Industries Inc                                       6,164        313,131
Ferro Corp                                                 6,436        141,849
FMC Corp                                                  10,968        806,587
Lubrizol Corp                                              9,801        519,355
Minerals Technologies Inc                                  2,779        182,525
Olin Corp                                                 10,742        289,067
Potlatch Corp                                              5,863        273,743
Rayonier Inc                                              11,396        512,706
Reliance Steel & Aluminum Co                               9,300        530,193
RPM International Inc                                     18,683        403,553
Sensient Technologies Corp                                 7,064        206,339
Steel Dynamics Inc                                        27,564        684,414
Terra Industries Inc                                      13,300        666,862
Valspar Corp                                              14,748        348,938
                                                                   ------------
Total Basic Materials                                                10,416,027
                                                                   ------------
Communications (4.58%)
ADC Telecommunications Inc*                               17,200        176,300
Adtran Inc                                                 8,517        194,188
Avocent Corp*                                              6,575        154,315
Cincinnati Bell Inc*                                      36,400        141,960
CommScope Inc*                                            10,238        501,355
Digital River Inc*                                         5,400        236,250
F5 Networks Inc*                                          11,902        405,977
Foundry Networks Inc*                                     22,000        404,580
Harris Corp                                               19,674      1,030,130
John Wiley & Sons Inc                                      6,500        309,270
Lamar Advertising Co*                                     11,300        419,795
McAfee Inc*                                               23,335        923,133
NetFlix Inc*                                               6,400        197,376
NeuStar Inc*                                              11,300        271,313
Plantronics Inc                                            7,361        189,914
Polycom Inc*                                              12,723        356,753
Priceline.com Inc*                                         5,500        511,390
Scholastic Corp                                            4,026        105,079
Telephone & Data Systems Inc                              15,293        587,251
                                                                   ------------
Total Communications                                                  7,116,329
                                                                   ------------
Consumer, Cyclical (9.98%)
Advance Auto Parts Inc                                    13,948        600,322
Aeropostale Inc*                                           9,678        337,375
Alaska Air Group Inc*                                      5,445        114,399
American Eagle Outfitters Inc                             30,059        452,388
AnnTaylor Stores Corp*                                     8,787        213,348
ArvinMeritor Inc                                          11,108        166,731
Barnes & Noble Inc                                         6,663        164,776
BJ's Wholesale Club Inc*                                   8,726        331,850
Bob Evans Farms Inc                                        4,416        123,957
BorgWarner Inc                                            16,754        692,778
Brinker International Inc                                 14,612        276,459
Callaway Golf Co                                           9,526        129,363
Carmax Inc*                                               31,976        473,245
Chipotle Mexican Grill Inc*                                4,700        325,804
Collective Brands Inc*                                    10,016        145,432
Copart Inc*                                               10,034        441,596
Dick's Sporting Goods Inc*                                12,200        279,258
Dollar Tree Inc*                                          13,145        504,242
DreamWorks Animation SKG
  Inc*                                                    11,600        369,808
Fastenal Co                                               18,038        936,713
Guess? Inc                                                 8,000        298,160
Hanesbrands Inc*                                          14,000        333,760
Herman Miller Inc                                          8,188        230,410
HNI Corp                                                   6,707        155,200
Ingram Micro Inc*                                         20,900        395,219
International Speedway Corp                                4,433        175,857
Life Time Fitness Inc*                                     4,900        173,215
Macrovision Solutions Corp*                               12,161        188,739
Marvel Entertainment Inc*                                  7,100        240,477
Mohawk Industries Inc*                                     7,987        551,502
MSC Industrial Direct Co                                   6,600        336,138
NVR Inc*                                                     800        478,184
O'Reilly Automotive Inc*                                  19,298        561,958
PetSmart Inc                                              18,889        509,436
Regis Corp                                                 6,509        178,737
Ross Stores Inc                                           19,424        781,039
Saks Inc*                                                 20,765        236,721
Scientific Games Corp*                                     9,500        286,045
Tech Data Corp*                                            7,852        268,067
Thor Industries Inc                                        5,115        117,543
Timberland Co*                                             6,982        117,717
Toll Brothers Inc*                                        18,642        463,813
Under Armour Inc*                                          5,300        178,663
Urban Outfitters Inc*                                     16,524        588,585
Warnaco Group Inc/The*                                     6,700        345,519
Williams-Sonoma Inc                                       12,864        227,564
                                                                   ------------
Total Consumer, Cyclical                                             15,498,112
                                                                   ------------
Consumer, Non-Cyclical (17.55%)
Alberto-Culver Co                                         12,400        324,384
Alliance Data Systems Corp*                               11,516        739,788
American Greetings Corp                                    7,649        122,996
Apria Healthcare Group Inc*                                6,272        124,060
Beckman Coulter Inc                                        9,187        678,184
Cephalon Inc*                                              9,805        751,259
Charles River Laboratories
  International Inc*                                       9,919        650,786
ChoicePoint Inc*                                           9,810        477,355
Church & Dwight Co Inc                                     9,709        606,813
Community Health Systems
  Inc*                                                    13,998        483,071
Corinthian Colleges Inc*                                  12,215        162,093
Corn Products International Inc                           10,800        483,732
Corrections Corp of America*                              18,200        484,120
Covance Inc*                                               9,320        879,249
Dentsply International Inc                                21,778        853,480
DeVry Inc                                                  8,801        453,956
Edwards Lifesciences Corp*                                 8,039        475,989
Endo Pharmaceuticals Holdings
  Inc*                                                    17,500        397,600
Gartner Inc*                                               9,331        246,432
Gen-Probe Inc*                                             7,775        464,556
Global Payments Inc                                       11,600        559,236
Hansen Natural Corp*                                       8,800        241,824
Health Net Inc*                                           15,659        432,971
Henry Schein Inc*                                         13,192        771,468
Hill-Rom Holdings Inc                                      9,117        272,963
Hologic Inc*                                              37,334        792,227
Hormel Foods Corp                                         10,348        369,010
Idexx Laboratories Inc*                                    8,700        489,810
Invitrogen Corp*                                          13,280        563,869
ITT Educational Services Inc*                              4,292        381,602
JM Smucker Co/The                                          7,968        432,105
Kindred Healthcare Inc*                                    4,400        136,092
Korn/Ferry International*                                  6,830        121,437
Lancaster Colony Corp                                      3,189        110,913
Lender Processing Services
  Inc*                                                    12,300        409,590
LifePoint Hospitals Inc*                                   8,193        276,432
Lincare Holdings Inc*                                     10,556        348,348
Manpower Inc                                              11,487        552,065
Medicis Pharmaceutical Corp                                8,100        167,751
MPS Group Inc*                                            13,786        158,815
Navigant Consulting Inc*                                   6,700        115,977
NBTY Inc*                                                  7,600        252,624
Omnicare Inc                                              17,830        575,018
PDL BioPharma Inc                                         17,208        207,701
PepsiAmericas Inc                                          8,793        206,020
Perrigo Co                                                11,159        390,453
Pharmaceutical Product
  Development Inc                                         15,300        624,240
Psychiatric Solutions Inc*                                 7,900        298,225
Quanta Services Inc*                                      25,028        799,394
Ralcorp Holdings Inc*                                      8,100        497,340
Rent-A-Center Inc*                                         9,843        223,042
Resmed Inc*                                               11,300        528,840
Rollins Inc                                                6,276        111,525
Ruddick Corp                                               5,308        169,007
Scotts Miracle-Gro Co/The                                  6,460        172,740
Service Corp International                                37,700        384,917
Smithfield Foods Inc*                                     17,160        345,088
Sotheby's                                                  9,743        262,476
STERIS Corp                                                8,496        312,398
Strayer Education Inc                                      2,100        440,664
Techne Corp*                                               5,754        444,036
Tootsie Roll Industries Inc                                4,252        121,097
Tupperware Brands Corp                                     8,857        316,372
United Rentals Inc*                                       11,043        178,786
Universal Corp                                             3,944        204,772
Universal Health Services Inc                              7,452        460,385
Valeant Pharmaceuticals
  International*                                          13,317        243,834
VCA Antech Inc*                                           12,329        378,993
Vertex Pharmaceuticals Inc*                               20,486        550,254
                                                                   ------------
Total Consumer, Non-Cyclical                                         27,264,649
                                                                   ------------
Energy (9.71%)
Arch Coal Inc                                             21,020      1,140,126
Bill Barrett Corp*                                         4,900        192,962
Cimarex Energy Co                                         12,100        672,034
Denbury Resources Inc*                                    35,864        892,655
Encore Acquisition Co*                                     7,700        397,012
Equitable Resources Inc                                   18,916        944,098
Exterran Holdings Inc*                                     9,591        438,405
FMC Technologies Inc*                                     18,720      1,002,643
Forest Oil Corp*                                          12,959        737,626
Frontier Oil Corp                                         14,900        288,613
Helix Energy Solutions Group
  Inc*                                                    13,200        406,164
Helmerich & Payne Inc                                     15,128        864,111
National Fuel Gas Co                                      11,902        563,084
Newfield Exploration Co*                                  19,236        869,852
Oneok Inc                                                 15,234        665,878
Patriot Coal Corp*                                         9,100        545,636
Patterson-UTI Energy Inc                                  22,504        639,564
Pioneer Natural Resources Co                              17,430      1,101,053

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MID CAP INDEX FUND     PORTFOLIO OF INVESTMENTS - (CONTINUED)     8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Plains Exploration &
  Production Co*                                          15,726   $    847,631
Pride International Inc*                                  24,480        940,277
Quicksilver Resources Inc*                                15,768        381,428
Superior Energy Services Inc*                             11,800        555,072
                                                                   ------------
Total Energy                                                         15,085,924
                                                                   ------------
Financial (14.23%)
Affiliated Managers Group Inc*                             6,000        571,320
Alexandria Real Estate Equities
  Inc                                                      4,700        506,237
AMB Property Corp                                         14,292        648,714
American Financial Group Inc                              10,282        293,345
Apollo Investment Corp                                    20,800        368,160
Arthur J Gallagher & Co                                   13,300        352,184
Associated Banc-Corp                                      18,623        325,903
Astoria Financial Corp                                    11,982        261,807
Bank of Hawaii Corp                                        6,921        365,982
BRE Properties Inc                                         7,400        356,902
Brown & Brown Inc                                         16,664        337,946
Camden Property Trust                                      7,600        370,956
City National Corp                                         5,950        294,466
Commerce Bancshares Inc                                    9,100        409,500
Cousins Properties Inc                                     5,500        137,445
Cullen/Frost Bankers Inc                                   8,558        476,509
Duke Realty Corp                                          21,400        535,642
Eaton Vance Corp                                          16,682        595,714
Equity One Inc                                             5,700        119,643
Everest Re Group Ltd                                       9,020        740,813
Federal Realty Investment Trust                            8,500        644,980
Fidelity National Financial Inc                           30,722        431,030
First American Corp                                       13,483        340,715
First Niagara Financial Group
  Inc                                                     15,434        230,893
FirstMerit Corp                                           11,623        235,250
Hanover Insurance Group
  Inc/The                                                  7,607        359,279
HCC Insurance Holdings Inc                                16,092        405,197
Health Care REIT Inc                                      13,100        679,497
Highwoods Properties Inc                                   8,559        310,435
Hospitality Properties Trust                              13,761        312,099
Jefferies Group Inc                                       17,328        332,871
Liberty Property Trust                                    13,428        507,041
Macerich Co/The                                           10,900        675,037
Mack-Cali Realty Corp                                      9,477        383,060
Mercury General Corp                                       5,100        259,794
Nationwide Health Properties
  Inc                                                     13,800        474,996
New York Community Bancorp
  Inc                                                     49,734        820,114
Old Republic International
  Corp                                                    33,795        369,379
Philadelphia Consolidated
  Holding Co*                                              8,300        495,759
PMI Group Inc/The                                         11,700         42,003
Protective Life Corp                                      10,318        374,440
Raymond James Financial Inc                               13,910        428,845
Realty Income Corp                                        14,800        380,064
Regency Centers Corp                                      10,159        629,553
StanCorp Financial Group Inc                               7,234        354,538
SVB Financial Group*                                       4,820        270,161
Synovus Financial Corp                                    48,200        443,440
TCF Financial Corp                                        15,928        250,866
UDR Inc                                                   19,159        474,760
Unitrin Inc                                                7,551        192,777
Waddell & Reed Financial Inc                              12,604        405,849
Washington Federal Inc                                    12,798        220,510
Weingarten Realty Investors                               10,687        353,205
Westamerica Bancorporation                                 4,120        210,944
Wilmington Trust Corp                                      9,706        227,800
WR Berkley Corp                                           21,669        510,522
                                                                   ------------
Total Financial                                                      22,106,891
                                                                   ------------
Industrial (18.80%)
AGCO Corp*                                                13,348        822,637
Alexander & Baldwin Inc                                    5,922        264,891
Alliant Techsystems Inc*                                   4,772        502,158
Ametek Inc                                                15,640        759,166
Amphenol Corp                                             25,452      1,209,480
Aptargroup Inc                                            10,000        403,900
Arrow Electronics Inc*                                    17,683        586,899
Avnet Inc*                                                21,998        645,641
BE Aerospace Inc*                                         14,200        340,090
Brink's Co/The                                             6,913        482,389
Carlisle Cos Inc                                           8,616        279,072
Commercial Metals Co                                      16,800        437,304
Con-way Inc                                                6,652        326,613
Crane Co                                                   7,509        275,730
Donaldson Co Inc                                          10,128        444,720
DRS Technologies Inc                                       6,000        477,720
Dycom Industries Inc*                                      6,201         99,402
Energizer Holdings Inc*                                    8,389        712,562
Federal Signal Corp                                        7,404        118,686
Flir Systems Inc*                                         20,000        714,000
Flowserve Corp                                             8,393      1,108,883
GATX Corp                                                  7,018        307,599
Gentex Corp                                               21,170        337,238
Graco Inc                                                  8,849        337,589
Granite Construction Inc                                   4,696        172,249
Harsco Corp                                               12,154        639,787
Hubbell Inc                                                8,223        357,783
IDEX Corp                                                 11,900        441,133
JB Hunt Transport Services Inc                            12,352        450,230
John Bean Technologies Corp*                               4,043         52,559
Joy Global Inc                                            15,750      1,118,881
Kansas City Southern*                                     13,100        673,733
KBR Inc                                                   24,800        608,840
Kennametal Inc                                            11,054        389,432
Lincoln Electric Holdings Inc                              6,300        508,851
Martin Marietta Materials Inc                              6,076        685,980
Matthews International Corp                                4,500        226,170
Mine Safety Appliances Co                                  4,300        156,219
National Instruments Corp                                  8,425        271,959
Nordson Corp                                               4,952        265,576
Overseas Shipholding Group
  Inc                                                      3,884        278,638
Packaging Corp of America                                 13,625        350,844
Pentair Inc                                               14,595        536,366
Republic Services Inc                                     22,704        746,280
Roper Industries Inc                                      12,900        762,132
Shaw Group Inc/The*                                       12,100        599,434
Sonoco Products Co                                        14,551        502,883
SPX Corp                                                   7,773        926,930
Stericycle Inc*                                           12,560        744,808
Teleflex Inc                                               5,812        375,281
Temple-Inland Inc                                         15,300        255,663
Thomas & Betts Corp*                                       7,439        342,789
Tidewater Inc                                              7,497        454,843
Timken Co                                                 14,000        452,480
Trimble Navigation Ltd*                                   17,700        599,145
Trinity Industries Inc                                    11,986        431,256
URS Corp*                                                 12,300        589,908
Varian Inc*                                                4,271        212,311
Wabtec Corp                                                7,000        413,490
Werner Enterprises Inc                                     6,585        150,204
Worthington Industries Inc                                 9,693        170,597
Zebra Technologies Corp*                                   9,584        299,212
                                                                   ------------
Total Industrial                                                     29,209,245
                                                                   ------------
Technology (7.99%)
ACI Worldwide Inc*                                         5,205         94,315
Activision Blizzard Inc*                                  43,262      1,419,860
Acxiom Corp                                                9,766        141,119
Advent Software Inc*                                       2,609        120,666
Ansys Inc*                                                12,700        563,245
Atmel Corp*                                               63,892        267,707
Broadridge Financial Solutions
  Inc                                                     20,400        407,388
Cerner Corp*                                               9,700        446,685
Cree Inc*                                                 13,081        304,918
Cypress Semiconductor Corp*                               21,979        712,559
Diebold Inc                                                9,658        382,940
DST Systems Inc*                                           6,668        411,749
Dun & Bradstreet Corp                                      8,157        750,199
Fair Isaac Corp                                            7,398        170,894
Fairchild Semiconductor
  International Inc*                                      18,260        228,980
Integrated Device Technology
  Inc*                                                    24,977        264,506
Intersil Corp                                             18,284        428,394
Jack Henry & Associates Inc                               11,501        230,365
Lam Research Corp*                                        18,254        671,017
Mentor Graphics Corp*                                     12,832        156,550
Metavante Technologies Inc*                               13,100        309,684
NCR Corp*                                                 24,450        646,947
Parametric Technology Corp*                               17,300        347,384
SEI Investments Co                                        18,522        437,490
Semtech Corp*                                              9,412        139,203
Silicon Laboratories Inc*                                  7,136        240,555
SRA International Inc*                                     6,300        147,924
Sybase Inc*                                               11,571        398,158
Synopsys Inc*                                             20,475        440,827
TriQuint Semiconductor Inc*                               21,558        135,600
Western Digital Corp*                                     32,267        879,598
Wind River Systems Inc*                                    9,857        108,920
                                                                   ------------
Total Technology                                                     12,406,346
                                                                   ------------
Utilities (6.39%)
AGL Resources Inc                                         11,246        371,793
Alliant Energy Corp                                       16,132        563,813
Aqua America Inc                                          19,521        357,039
Black Hills Corp                                           5,571        188,356
DPL Inc                                                   16,680        413,998
Energen Corp                                              10,500        586,320
Energy East Corp                                          23,242        632,182
Great Plains Energy Inc                                   17,527        411,008
Hawaiian Electric Industries
  Inc                                                     12,209        322,928
Idacorp Inc                                                6,734        200,673
MDU Resources Group Inc                                   26,721        882,862
Northeast Utilities                                       22,762        612,070
NSTAR                                                     15,686        530,814
OGE Energy Corp                                           13,500        454,950
PNM Resources Inc                                         11,882        140,089
Puget Energy Inc                                          18,687        521,367
SCANA Corp                                                16,841        660,167

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MID CAP INDEX FUND     PORTFOLIO OF INVESTMENTS - (CONTINUED)     8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Sierra Pacific Resources                                 34,319    $    385,746
Vectren Corp                                             11,615         322,200
Westar Energy Inc                                        15,285         346,205
WGL Holdings Inc                                          7,205         232,001
Wisconsin Energy Corp                                    16,852         788,168
                                                                   ------------
Total Utilities                                                       9,924,749
                                                                   ------------
Total Common Stock
  (Cost $116,042,424)                                               149,028,272
                                                                   ------------
Short-Term Investments (4.04%)

Money Fund (0.00%)
The United States Treasury
  Trust (b)                                               6,746           6,746

United States Treasury Bills (4.04%)

PAR VALUE
---------
$  700,000      United States Treasury Bill
                 09/18/2008 (c)                                    $    699,437
 5,600,000      United States Treasury Bill
                 12/04/2008                                           5,575,606
                                                                   ------------

Total United States
   Treasury Bills                                                     6,275,043
                                                                   ------------
Total Short-Term
Investments
   (Cost $6,282,197)                                                  6,281,789
                                                                   ------------
Total Investments
   (Cost $122,324,621) (a) (99.97%)                                $155,310,061

Other Net Assets (0.03%)                                                 52,460
                                                                   ------------
Net Assets (100.00%)                                               $155,362,521
                                                                   ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $122,670,577. At August 31, 2008, unrealized appre ciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $ 42,059,657
Unrealized depreciation                                              (9,420,173)
                                                                   ------------
Net unrealized appreciation
   (depreciation)                                                  $ 32,639,484
                                                                   ============

(b)   See Note 5 regarding investments in The United States Treasury Trust
      Fund.

(c) At August 31, 2008, certain United States Treasury Bills with a market value of $299,759 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at August 31, 2008: Contracts - $100 times premium/delivery month/commitment

                                                                    Unrealized
S&P Mini Mid Cap                                                   Appreciation
   75/Sept 08/Long                                                 $     57,193
                                                                   ============

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND           PORTFOLIO OF INVESTMENTS            8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------

Common Stock (87.23%)
Basic Materials (2.50%)
AMCOL International Corp                                   1,466   $     53,450
Arch Chemicals Inc                                         1,494         54,830
Balchem Corp                                               1,100         30,019
Brush Engineered Materials
  Inc*                                                     1,269         37,182
Buckeye Technologies Inc*                                  1,716         15,804
Century Aluminum Co*                                       1,651         80,503
Deltic Timber Corp                                           590         36,191
Georgia Gulf Corp                                          1,993          6,716
HB Fuller Co                                               3,124         81,443
Material Sciences Corp*                                      683          5,191
Neenah Paper Inc                                             750         14,565
NewMarket Corp                                               800         54,352
Olympic Steel Inc                                            500         23,805
OM Group Inc*                                              1,855         68,821
Omnova Solutions Inc*                                      1,854          5,358
Penford Corp                                                 400          6,644
PolyOne Corp*                                              5,408         44,400
Quaker Chemical Corp                                         439         12,994
RTI International Metals Inc*                              1,366         46,184
Schulman A Inc                                             1,547         37,468
Schweitzer-Mauduit
  International Inc                                          770         14,599
Stepan Co                                                    400         23,532
Wausau Paper Corp                                          2,594         22,334
Zep Inc                                                    1,342         26,290
                                                                   ------------
Total Basic Materials                                                   802,675
                                                                   ------------
Communications (3.91%)
4Kids Entertainment Inc*                                     613          5,566
Adaptec Inc*                                               5,637         21,364
AH Belo Corp                                               1,000          4,850
Anixter International Inc*                                 1,885        139,131
Applied Signal Technology Inc                                560          9,268
Arris Group Inc*                                           8,093         76,560
Black Box Corp                                               903         32,364
Blue Coat Systems Inc*                                     2,200         40,920
Blue Nile Inc*                                               800         33,304
Comtech Telecommunications
  Corp*                                                    1,300         59,436
Cybersource Corp*                                          3,957         67,981
DealerTrack Holdings Inc*                                  1,690         31,147
EW Scripps Co                                              1,800         13,086
Factset Research Systems Inc                               2,534        158,906
Fairpoint Communications Inc                               5,300         46,905
General Communication Inc*                                 2,942         29,832
Harmonic Inc*                                              4,854         42,715
Infospace Inc                                              1,900         22,230
inVentiv Health Inc*                                       1,900         41,933
j2 Global Communications Inc*                              2,976         73,418
Knot Inc/The*                                              1,600         14,576
Netgear Inc*                                               1,900         32,015
Network Equipment
  Technologies Inc*                                        1,066          3,475
Novatel Wireless Inc*                                      1,500          9,345
NutriSystem Inc                                            1,800         35,766
PC-Tel Inc                                                   942          9,524
Perficient Inc*                                            1,900         15,086
Radio One Inc*                                             4,400          4,180
Secure Computing Corp*                                     3,100         13,268
Stamps.com Inc*                                            1,100         15,103
Symmetricom Inc*                                           2,100         10,332
Tollgrade Communications Inc*                                630          4,234
United Online Inc                                          3,500         36,855
Viasat Inc*                                                1,352         35,463
Websense Inc*                                              2,754         62,351
                                                                   ------------
Total Communications                                                  1,252,489
                                                                   ------------
Consumer, Cyclical (13.46%)
Arctic Cat Inc                                             1,013         10,464
ATC Technology Corp*                                       1,300         31,486
Audiovox Corp*                                             1,050         10,248
Bassett Furniture Industries Inc                             556          5,716
Big 5 Sporting Goods Corp                                  1,300         11,674
Brightpoint Inc*                                           2,880         24,797
Brown Shoe Co Inc                                          2,695         40,964
Brunswick Corp                                             5,200         71,708
Buckle Inc/The                                               900         46,800
Buffalo Wild Wings Inc*                                      600         21,648
Cabela's Inc*                                              2,300         28,175
California Pizza Kitchen Inc*                              1,500         21,570
Casey's General Stores Inc                                 2,965         85,985
Cash America International Inc                             1,744         72,184
Cato Corp/The                                              1,862         32,790
CBRL Group Inc                                             1,300         33,592
CEC Entertainment Inc*                                     1,417         48,546
Champion Enterprises Inc*                                  4,414         21,584
Charlotte Russe Holding Inc*                               1,500         17,715
Childrens Place Retail Stores
  Inc/The*                                                 1,478         62,002
Christopher & Banks Corp                                   1,875         18,038
CKE Restaurants Inc                                        3,700         47,286
CROCS Inc*                                                 4,800         19,920
Deckers Outdoor Corp*                                        800         90,952
DineEquity Inc                                               898         17,834
Dress Barn Inc*                                            2,616         42,536
Ethan Allen Interiors Inc                                  1,913         51,919
Finish Line Inc/The                                        2,948         35,641
First Cash Financial Services
  Inc*                                                     1,500         27,795
Fleetwood Enterprises Inc*                                 3,730          7,982
Fossil Inc*                                                2,520         75,398
Fred's Inc                                                 2,010         28,180
G&K Services Inc                                           1,371         47,286
Genesco Inc*                                               1,318         48,252
Group 1 Automotive Inc                                     1,453         30,745
Gymboree Corp*                                             1,669         65,508
Haverty Furniture Cos Inc                                  1,157         12,773
Hibbett Sports Inc*                                        1,704         40,726
HOT Topic Inc*                                             2,397         14,885
HSN Inc*                                                   2,300         33,695
Iconix Brand Group Inc*                                    3,300         42,669
Insight Enterprises Inc*                                   2,982         49,620
Interface Inc                                              3,181         41,894
Interval Leisure Group Inc*                                2,300         29,877
Jack in the Box Inc*                                       3,444         81,726
Jakks Pacific Inc*                                         1,604         40,020
Jo-Ann Stores Inc*                                         1,470         36,706
JOS A Bank Clothiers Inc*                                  1,150         29,889
K-Swiss Inc                                                1,313         22,518
Landry's Restaurants Inc                                     826         15,909
La-Z-Boy Inc                                               2,673         20,235
Libbey Inc                                                   640          5,952
Lithia Motors Inc                                          1,000          4,850
LKQ Corp*                                                  6,500        121,744
Longs Drug Stores Corp                                     1,614        115,642
M/I Homes Inc                                                700         12,537
Maidenform Brands Inc*                                     1,100         16,610
Marcus Corp                                                1,435         24,653
MarineMax Inc*                                               800          6,336

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND    PORTFOLIO OF INVESTMENTS - (CONTINUED)    8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Men's Wearhouse Inc/The                                    3,043   $     66,642
Meritage Homes Corp*                                       1,350         31,617
Mobile Mini Inc*                                           2,228         47,635
Monaco Coach Corp                                          1,505          3,597
Monarch Casino & Resort Inc*                                 600          8,034
Multimedia Games Inc*                                      1,431          7,241
National Presto Industries Inc                               327         25,284
Nautilus Inc*                                              1,674          8,906
O'Charleys Inc                                             1,466         14,675
OfficeMax Inc                                              4,500         55,080
Owens & Minor Inc                                          2,315        106,767
Oxford Industries Inc                                        832         19,011
Panera Bread Co*                                           1,947        104,632
Papa John's International Inc*                             1,264         35,291
PEP Boys-Manny Moe & Jack                                  3,075         27,060
Perry Ellis International Inc*                               700         11,942
PetMed Express Inc*                                        1,300         18,512
PF Chang's China Bistro Inc*                               1,512         39,282
Pinnacle Entertainment Inc*                                3,726         41,321
Polaris Industries Inc                                     2,204         99,378
Pool Corp                                                  3,136         76,079
Quiksilver Inc*                                            6,824         52,613
RC2 Corp*                                                  1,100         27,687
Red Robin Gourmet Burgers
  Inc*                                                       800         21,360
Ruby Tuesday Inc                                           3,100         21,669
Ruth's Hospitality Group Inc*                              1,000          4,550
Scansource Inc*                                            1,286         38,696
School Specialty Inc*                                      1,075         32,788
Select Comfort Corp*                                       2,800          6,720
Shuffle Master Inc*                                        1,755          8,810
Skechers U.S.A. Inc*                                       1,900         36,328
Skyline Corp                                                 400          9,148
Skywest Inc                                                3,479         59,456
Sonic Automotive Inc                                       1,573         16,925
Sonic Corp*                                                3,769         54,613
Spartan Motors Inc                                         1,900          8,987
Stage Stores Inc                                           2,706         43,080
Standard Motor Products Inc                                  916          6,330
Standard Pacific Corp*                                     3,990         12,768
Steak N Shake Co/The*                                      1,277          9,935
Stein Mart Inc                                             1,360          5,372
Superior Industries International
  Inc                                                      1,200         21,084
Texas Roadhouse Inc*                                       3,100         27,838
Toro Co                                                    2,194         89,669
Tractor Supply Co*                                         2,161         92,102
Triarc Cos Inc                                             3,965         23,037
True Religion Apparel Inc*                                   900         24,435
Tuesday Morning Corp*                                      1,500          6,315
Tween Brands Inc*                                          1,767         19,190
Unifirst Corp                                                800         34,424
United Stationers Inc*                                     1,437         71,246
Universal Electronics Inc*                                   800         20,976
Volcom Inc*                                                  800         14,272
Wabash National Corp                                       1,723         14,973
Watsco Inc                                                 1,366         69,926
Winnebago Industries                                       1,700         19,295
WMS Industries Inc*                                        2,167         72,811
Wolverine World Wide Inc                                   3,060         80,570
World Fuel Services Corp                                   1,600         46,096
Zale Corp*                                                 2,067         56,450
Zumiez Inc*                                                  600          8,646
                                                                   ------------
Total Consumer, Cyclical                                              4,315,562
                                                                   ------------
Consumer, Non-Cyclical (15.68%)
Aaron Rents Inc                                            3,047         87,022
Abaxis Inc*                                                1,300         25,857
ABM Industries Inc                                         2,408         63,282
Administaff Inc                                            1,536         42,086
Air Methods Corp*                                            600         17,322
Alliance One International Inc*                            4,676         18,798
Alpharma Inc*                                              2,687         95,926
Amedisys Inc*                                              1,556         82,810
American Medical Systems
  Holdings Inc*                                            4,020         71,556
AMERIGROUP Corp*                                           3,038         78,623
AMN Healthcare Services Inc*                               1,700         32,300
Amsurg Corp*                                               1,551         42,048
Andersons Inc/The                                          1,000         44,960
Arbitron Inc                                               1,587         76,113
Arqule Inc*                                                1,302          4,583
Arthrocare Corp*                                           1,479         37,922
Bankrate Inc*                                                800         25,808
Biolase Technology Inc*                                    1,245          3,187
Boston Beer Co Inc*                                          500         22,485
Bowne & Co Inc                                             1,795         21,720
Cambrex Corp*                                              1,239          8,041
CDI Corp                                                     607         15,236
Centene Corp*                                              2,478         55,953
Central Garden and Pet Co*                                 3,900         20,670
Chattem Inc*                                               1,200         84,144
Chemed Corp                                                1,544         67,535
Coinstar Inc*                                              1,600         52,672
Conmed Corp*                                               1,525         48,739
Consolidated Graphics Inc*                                   696         27,054
Cooper Cos Inc/The                                         2,776        102,240
CPI Corp                                                     380          5,107
Cross Country Healthcare Inc*                              1,840         28,833
CryoLife Inc*                                              1,113         17,563
Cubist Pharmaceuticals Inc*                                3,400         74,902
Cyberonics Inc*                                            1,199         25,719
Datascope Corp                                               759         37,950
Enzo Biochem Inc*                                          1,519         19,671
Flowers Foods Inc                                          4,336        114,643
Gentiva Health Services Inc*                               1,227         34,147
Gevity HR Inc                                              1,500         12,375
Great Atlantic & Pacific Tea
  Co*                                                      1,319         21,526
Green Mountain Coffee
  Roasters Inc*                                            1,000         36,490
Haemonetics Corp*                                          1,591         99,788
Hain Celestial Group Inc*                                  2,470         64,195
Healthcare Services Group                                  2,550         49,674
HealthExtras Inc*                                          2,100         68,460
Healthspring Inc*                                          3,000         59,580
Healthways Inc*                                            1,971         37,548
Heidrick & Struggles
  International Inc                                          972         29,510
Hillenbrand Inc                                            3,700         87,986
HMS Holdings Corp*                                         1,200         29,748
ICU Medical Inc*                                             655         19,892
Immucor Inc*                                               3,940        126,906
Integra LifeSciences Holdings
  Corp*                                                    1,265         61,340
Invacare Corp                                              1,604         40,790
J&J Snack Foods Corp                                         834         28,097
Kendle International Inc*                                    700         34,615
Kensey Nash Corp*                                            574         20,670
Lance Inc                                                  1,952         39,996
LCA-Vision Inc                                             1,173          6,616
LHC Group Inc*                                               600         17,478
Live Nation Inc*                                           4,000         64,200
Magellan Health Services Inc*                              2,400        104,544
Mannatech Inc                                                900          3,987
Martek Biosciences Corp*                                   1,900         63,479
MAXIMUS Inc                                                1,113         41,181
Medcath Corp*                                                800         17,016
Mentor Corp                                                1,955         48,249
Meridian Bioscience Inc                                    2,300         65,366
Merit Medical Systems Inc*                                 1,295         25,071
Midas Inc*                                                   700         10,059
Molina Healthcare Inc*                                       800         25,176
Nash Finch Co                                                581         23,658
Natus Medical Inc*                                         1,600         39,360
Noven Pharmaceuticals Inc*                                 1,200         14,820
Odyssey HealthCare Inc*                                    1,878         18,292
On Assignment Inc*                                         2,167         20,478
Osteotech Inc*                                               821          4,294
Palomar Medical Technologies
  Inc*                                                     1,000         14,470
Par Pharmaceutical Cos Inc*                                2,000         28,480
Parexel International Corp*                                3,378        107,318
Pediatrix Medical Group Inc*                               2,814        160,256
Peet's Coffee & Tea Inc*                                     600         15,744
PharmaNet Development Group
  Inc*                                                     1,139         29,728
PharMerica Corp*                                           1,800         42,606
Pre-Paid Legal Services Inc*                                 540         24,106
PSS World Medical Inc*                                     4,200         76,734
Regeneron Pharmaceuticals Inc*                             4,056         88,096
RehabCare Group Inc*                                         746         13,682
Res-Care Inc*                                              1,200         23,088
Rewards Network Inc*                                       1,161          5,863
Russ Berrie & Co Inc*                                        958          7,271
Salix Pharmaceuticals Ltd*                                 2,700         18,360
Sanderson Farms Inc                                        1,018         34,928
Savient Pharmaceuticals Inc*                               2,760         62,735
Sciele Pharma Inc                                          2,100         40,467
Spartan Stores Inc                                         1,300         29,562
Spectrum Brands Inc*                                       2,267          3,854
Spherion Corp*                                             3,098         16,048
Standard Register Co/The                                     613          6,939
Startek Inc*                                                 740          6,690
Sunrise Senior Living Inc*                                 2,800         56,924
SurModics Inc*                                               809         31,527
Symmetry Medical Inc*                                      2,200         37,862
Theragenics Corp*                                          1,389          4,653
Ticketmaster*                                              2,300         49,289
TreeHouse Foods Inc*                                       1,600         44,416
TrueBlue Inc*                                              2,823         46,834
United Natural Foods Inc*                                  2,400         46,128
Universal Technical Institute
  Inc*                                                     1,300         22,308
Viad Corp                                                  1,109         34,690
Viropharma Inc*                                            3,700         54,205
Vital Signs Inc                                              495         36,556
Volt Information Sciences Inc*                               646          9,057
Watson Wyatt Worldwide Inc                                 2,452        143,662
WD-40 Co                                                     826         28,819
West Pharmaceutical Services
  Inc                                                      1,900         92,739
Wright Express Corp*                                       2,300         68,425
Zoll Medical Corp*                                         1,200         41,724
                                                                   ------------
Total Consumer, Non-Cyclical                                          5,024,580
                                                                   ------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND    PORTFOLIO OF INVESTMENTS - (CONTINUED)    8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Energy (6.11%)
Atwood Oceanics Inc*                                       3,244   $    131,900
Basic Energy Services Inc*                                 1,300         37,999
CARBO Ceramics Inc                                         1,224         73,562
Dril-Quip Inc*                                             1,600         88,016
Gulf Island Fabrication Inc                                  500         21,535
Headwaters Inc*                                            2,223         34,212
Hornbeck Offshore Services
  Inc*                                                     1,300         57,278
ION Geophysical Corp*                                      4,753         76,618
Lufkin Industries Inc                                        900         83,511
Matrix Service Co*                                         1,500         39,420
NATCO Group Inc*                                           1,200         60,828
Oceaneering International Inc*                             3,160        197,215
Penn Virginia Corp                                         2,500        165,449
Petroleum Development Corp*                                  815         49,544
Petroquest Energy Inc*                                     2,500         46,225
Pioneer Drilling Co*                                       2,900         48,604
SEACOR Holdings Inc*                                       1,251        110,275
Smith International Inc                                      265         18,486
St Mary Land & Exploration
  Co                                                       3,628        153,173
Stone Energy Corp*                                         1,567         74,699
Superior Well Services Inc*                                  600         19,776
Swift Energy Co*                                           1,722         80,435
Tetra Technologies Inc*                                    4,434         98,169
Unit Corp*                                                 2,846        192,760
                                                                   ------------
Total Energy                                                          1,959,689
                                                                   ------------
Financial (14.73%)
Acadia Realty Trust                                        1,700         40,375
Anchor Bancorp Wisconsin Inc                               1,149          8,824
Bank Mutual Corp                                           3,500         42,175
BankAtlantic Bancorp Inc                                   2,300          4,278
BioMed Realty Trust Inc                                    4,300        115,153
Boston Private Financial
  Holdings Inc                                             2,301         20,571
Brookline Bancorp Inc                                      3,628         37,296
Cascade Bancorp                                            1,500         11,970
Cedar Shopping Centers Inc                                 2,600         34,060
Central Pacific Financial Corp                             1,900         22,610
Colonial Properties Trust                                  2,886         54,574
Columbia Banking System Inc                                1,100         15,400
Community Bank System Inc                                  1,600         36,160
Corus Bankshares Inc                                       1,800          7,146
Delphi Financial Group Inc                                 2,421         64,955
DiamondRock Hospitality Co                                 5,600         51,576
Dime Community Bancshares                                  1,914         31,428
East West Bancorp Inc                                      3,806         47,461
EastGroup Properties Inc                                   1,500         66,690
Entertainment Properties Trust                             1,784         96,818
Essex Property Trust Inc                                   1,474        172,973
Extra Space Storage Inc                                    4,700         74,025
Financial Federal Corp                                     1,588         39,652
First Bancorp                                              5,128         48,460
First Commonwealth Financial
  Corp                                                     4,000         45,720
First Financial Bancorp                                    1,700         22,134
First Financial Bankshares Inc                             1,200         58,884
First Midwest Bancorp Inc                                  3,089         69,132
FirstFed Financial Corp*                                   1,070         16,799
Flagstar Bancorp Inc                                       1,822          8,071
Forestar Real Estate Group Inc*                            2,000         40,320
Frontier Financial Corp                                    2,400         26,760
Glacier Bancorp Inc                                        2,850         60,762
Greenhill & Co Inc                                         1,000         66,100
Guaranty Financial Group Inc*                              2,000          9,580
Hancock Holding Co                                         1,400         68,670
Hanmi Financial Corp                                       2,300         11,753
Hilb Rogal & Hobbs Co                                      2,250        102,488
Home Properties Inc                                        1,900        100,225
Independent Bank Corp                                      1,154          8,551
Infinity Property & Casualty
  Corp                                                     1,100         51,150
Inland Real Estate Corp                                    3,700         55,648
Investment Technology Group
  Inc*                                                     2,751         88,032
Irwin Financial Corp                                         950          3,715
Kilroy Realty Corp                                         2,057        102,953
Kite Realty Group Trust                                    1,800         21,942
LaBranche & Co Inc*                                        3,500         22,505
LandAmerica Financial Group
  Inc                                                        971         16,643
LaSalle Hotel Properties                                   2,400         62,568
Lexington Realty Trust                                     3,670         54,720
LTC Properties Inc                                         1,100         29,557
Medical Properties Trust Inc                               4,000         44,160
Mid-America Apartment
  Communities Inc                                          1,600         80,256
Nara Bancorp Inc                                           1,163         12,735
National Financial Partners
  Corp                                                     2,400         48,408
National Penn Bancshares Inc                               4,600         65,688
National Retail Properties Inc                             4,052         91,940
Navigators Group Inc*                                        800         41,920
Old National Bancorp                                       3,800         66,234
OptionsXpress Holdings Inc                                 2,500         57,675
Parkway Properties Inc                                       865         31,114
Pennsylvania Real Estate
  Investment Trust                                         2,300         45,655
Piper Jaffray Cos*                                         1,018         38,694
Portfolio Recovery Associates
  Inc*                                                     1,000         42,540
Presidential Life Corp                                     1,505         27,090
PrivateBancorp Inc                                         1,717         52,609
ProAssurance Corp*                                         1,896        102,194
Prosperity Bancshares Inc                                  2,300         73,531
Provident Bankshares Corp                                  1,986         15,372
PS Business Parks Inc                                        900         48,447
RLI Corp                                                   1,092         61,054
Safety Insurance Group Inc                                   800         34,400
Selective Insurance Group                                  3,244         78,310
Senior Housing Properties Trust                            6,700        145,255
Signature Bank*                                            1,700         50,269
South Financial Group Inc/The                              4,340         29,512
Sovran Self Storage Inc                                    1,159         44,622
Sterling Bancorp                                           1,000         15,590
Sterling Bancshares Inc                                    4,445         43,739
Sterling Financial Corp                                    2,838         28,919
Stewart Information Services
  Corp                                                       928         17,363
Susquehanna Bancshares Inc                                 4,963         79,309
SWS Group Inc                                              1,180         23,812
Tanger Factory Outlet Centers                              1,900         76,228
Tower Group Inc                                            1,200         25,140
TradeStation Group Inc*                                    1,300         13,052
Trustco Bank Corp                                          3,818         37,340
UCBH Holdings Inc                                          6,134         35,884
UMB Financial Corp                                         2,100        109,262
Umpqua Holdings Corp                                       3,893         54,346
United Bankshares Inc                                      2,234         57,526
United Community Banks Inc                                 2,000         23,520
United Fire & Casualty Co                                  1,200         35,688
Whitney Holding Corp                                       3,726         80,668
Wilshire Bancorp Inc                                         800         10,856
Wintrust Financial Corp                                    1,538         35,759
World Acceptance Corp*                                       952         37,147
Zenith National Insurance Corp                             2,073         79,168
                                                                   ------------
Total Financial                                                       4,720,012
                                                                   ------------
Industrial (18.13%)
AAR Corp*                                                  2,078         32,978
Acuity Brands Inc                                          2,385        103,771
Advanced Energy Industries
  Inc*                                                     2,153         34,728
Albany International Corp                                  1,699         52,108
AM Castle & Co                                               759         15,241
Analogic Corp                                                900         60,930
AO Smith Corp                                              1,208         49,733
Apogee Enterprises Inc                                     1,775         35,500
Applied Industrial Technologies
  Inc                                                      2,236         65,090
Arkansas Best Corp                                         1,481         51,272
Astec Industries Inc*                                        914         31,442
Baldor Electric Co                                         2,589         92,272
Barnes Group Inc                                           2,470         59,576
Bel Fuse Inc                                                 579         16,119
Belden Inc                                                 2,764        101,549
Benchmark Electronics Inc*                                 4,408         72,688
Brady Corp                                                 3,344        122,758
Briggs & Stratton Corp                                     3,004         45,060
Bristow Group Inc*                                         1,461         59,565
C&D Technologies Inc*                                      1,187          9,128
Cascade Corp                                                 600         31,128
Ceradyne Inc*                                              1,721         77,548
Checkpoint Systems Inc*                                    2,228         47,434
Clarcor Inc                                                3,004        119,950
Cognex Corp                                                2,720         55,026
CTS Corp                                                   1,721         22,786
Cubic Corp                                                   771         21,349
Curtiss-Wright Corp                                        2,554        137,584
Cymer Inc*                                                 2,086         62,455
Daktronics Inc                                             1,886         33,062
Darling International Inc*                                 4,900         67,277
Dionex Corp*                                               1,077         70,210
Drew Industries Inc*                                       1,200         19,236
Electro Scientific Industries
  Inc*                                                     1,841         26,308
EMCOR Group Inc*                                           3,904        133,009
EnPro Industries Inc*                                      1,100         46,365
Esterline Technologies Corp*                               1,686         95,242
FARO Technologies Inc*                                     1,000         23,620
FEI Co*                                                    2,105         57,003
Forward Air Corp                                           1,656         58,440
Gardner Denver Inc*                                        3,026        136,594
GenCorp Inc*                                               2,884         22,524
Gerber Scientific Inc*                                     1,029          9,179
Gibraltar Industries Inc                                   1,600         34,416
Greatbatch Inc*                                            1,017         24,835
Griffon Corp*                                              1,420         17,395
Heartland Express Inc                                      3,131         51,724
HUB Group Inc*                                             2,500         99,850
II-VI Inc*                                                 1,500         65,865
Insituform Technologies Inc*                               1,227         22,528
Intevac Inc*                                               1,100         11,198

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND    PORTFOLIO OF INVESTMENTS - (CONTINUED)    8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Itron Inc*                                                 2,070   $    214,410
John Bean Technologies Corp*                               1,600         20,800
Kaman Corp                                                 1,548         46,672
Kaydon Corp                                                1,747         97,360
Keithley Instruments Inc                                     720          6,847
Kirby Corp*                                                3,316        151,839
Knight Transportation Inc                                  3,384         60,540
Landstar System Inc                                        3,058        149,903
Lawson Products                                              456         13,735
Lennox International Inc                                   3,719        137,603
Lindsay Corp                                                 749         61,351
Littelfuse Inc*                                            1,432         50,807
LoJack Corp*                                               1,100          7,975
Lydall Inc*                                                  745          8,709
Magnetek Inc*                                              1,366          6,284
Methode Electronics Inc                                    1,654         18,177
Moog Inc*                                                  2,602        123,335
Movado Group Inc                                           1,100         25,509
Mueller Industries Inc                                     2,095         58,765
Myers Industries Inc                                       1,536         20,214
NCI Building Systems Inc*                                  1,100         42,108
Newport Corp*                                              2,500         23,425
Old Dominion Freight Line
  Inc*                                                     1,500         49,905
Orbital Sciences Corp*                                     3,300         87,252
Park Electrochemical Corp                                  1,018         28,524
Photon Dynamics Inc*                                         781         11,887
Plexus Corp*                                               2,500         70,075
Quanex Building Products Corp                              2,196         36,146
Regal-Beloit Corp                                          1,874         87,984
Robbins & Myers Inc                                        1,932         86,650
Rock-Tenn Co                                               2,117         77,652
Rogers Corp*                                                 850         34,009
Simpson Manufacturing Co Inc                               2,290         63,662
Sonic Solutions Inc*                                       1,173          5,454
Standex International Corp                                   564         14,100
Sturm Ruger & Co Inc*                                      1,292          9,432
Technitrol Inc                                             2,470         39,051
Teledyne Technologies Inc*                                 1,966        122,540
Tetra Tech Inc*                                            3,368         96,257
Texas Industries Inc                                       1,686         88,802
Tredegar Corp                                              1,471         29,126
Triumph Group Inc                                          1,014         55,506
TTM Technologies Inc*                                      2,500         29,950
Universal Forest Products Inc                              1,181         38,796
Valmont Industries Inc                                     1,024        109,301
Vicor Corp                                                 1,051         10,584
Waste Connections Inc*                                     4,258        154,607
Watts Water Technologies Inc                               1,855         52,738
Woodward Governor Co                                       3,474        160,949
                                                                   ------------
Total Industrial                                                      5,809,955
                                                                   ------------
Technology (8.04%)
Actel Corp*                                                1,218         16,784
Agilysys Inc                                               1,491         19,398
Allscripts Healthcare Solutions
  Inc*                                                     3,000         43,020
ATMI Inc*                                                  2,001         48,804
Avid Technology Inc*                                       2,399         55,753
Axcelis Technologies Inc*                                  5,102         24,132
Blackbaud Inc                                              2,700         54,513
Brooks Automation Inc*                                     4,331         41,621
Cabot Microelectronics Corp*                               1,300         50,206
CACI International Inc*                                    1,895         95,982
Captaris Inc*                                              1,544          6,176
Catapult Communications
  Corp*                                                      597          4,531
Ciber Inc*                                                 2,938         23,005
Cohu Inc                                                     984         16,433
Concur Technologies Inc*                                   2,500        109,875
CSG Systems International Inc*                             2,100         39,690
Digi International Inc*                                      989         11,680
Diodes Inc*                                                1,650         39,254
DSP Group Inc*                                             1,496         11,594
Eclipsys Corp*                                             3,200         71,392
Epicor Software Corp*                                      3,100         26,443
EPIQ Systems Inc*                                          1,281         14,462
Exar Corp*                                                 1,952         15,108
Hutchinson Technology Inc*                                 1,338         19,388
Informatica Corp*                                          5,400         91,098
JDA Software Group Inc*                                    1,393         25,394
Kopin Corp*                                                3,225          9,611
Kulicke & Soffa Industries Inc*                            2,607         13,400
Manhattan Associates Inc*                                  1,548         37,941
Mantech International Corp*                                  939         55,298
Mercury Computer Systems
  Inc*                                                     1,010          9,343
Micrel Inc                                                 3,300         30,393
Micros Systems Inc*                                        5,000        154,099
Microsemi Corp*                                            4,651        127,903
MKS Instruments Inc*                                       2,900         65,366
MTS Systems Corp                                           1,024         42,476
Omnicell Inc*                                              2,000         30,700
Pericom Semiconductor Corp*                                1,192         16,259
Phase Forward Inc*                                         2,400         46,368
Phoenix Technologies Ltd*                                  1,166         12,873
Photronics Inc*                                            2,089          6,831
Progress Software Corp*                                    2,349         68,614
Quality Systems Inc                                          800         34,256
Radiant Systems Inc*                                       1,286         11,728
Radisys Corp*                                                829          9,177
Rudolph Technologies Inc*                                  1,360         11,478
SI International Inc*                                        800         24,984
Skyworks Solutions Inc*                                    9,282         90,035
Smith Micro Software Inc*                                    900          6,813
SPSS Inc*                                                  1,104         34,864
Standard Microsystems Corp*                                1,264         36,934
Stratasys Inc*                                             1,200         19,992
Supertex Inc*                                                890         26,433
SYKES Enterprises Inc*                                     1,600         32,224
Synaptics Inc*                                             1,300         68,042
SYNNEX Corp*                                                 700         16,093
Take-Two Interactive Software
  Inc*                                                     4,654        116,675
THQ Inc*                                                   4,085         62,582
TriQuint Semiconductor Inc*                                8,500         53,465
Tyler Technologies Inc*                                    2,000         32,420
Ultratech Inc*                                             1,126         16,721
Varian Semiconductor
  Equipment Associates Inc*                                4,415        142,605
Veeco Instruments Inc*                                     1,520         25,551
                                                                   ------------
Total Technology                                                      2,576,283
                                                                   ------------
Utilities (4.67%)
Allete Inc                                                 1,480         62,486
American States Water Co                                   1,045         41,288
Atmos Energy Corp                                          5,438        149,763
Avista Corp                                                3,283         73,211
Central Vermont Public Service
  Corp                                                       573         13,924
CH Energy Group Inc                                          808         32,158
Cleco Corp                                                 3,540         89,243
El Paso Electric Co*                                       2,842         60,506
Laclede Group Inc/The                                      1,063         47,761
New Jersey Resources Corp                                  2,521         91,210
Northwest Natural Gas Co                                   1,701         82,890
Piedmont Natural Gas Co                                    4,620        133,287
South Jersey Industries Inc                                1,800         64,206
Southern Union Co                                          7,408        193,051
Southwest Gas Corp                                         2,579         78,273
UGI Corp                                                   6,110        168,024
UIL Holdings Corp                                          1,540         50,204
Unisource Energy Corp                                      2,052         65,931
                                                                   ------------
Total Utilities                                                       1,497,416
                                                                   ------------
Total Common Stock
  (Cost $25,199,425)                                                 27,958,661
                                                                   ------------

Corporate Bond (0.05%)

PAR VALUE
---------
$   15,000      Mueller Industry
                 11/01/2014 6.00%                                  $     13,481
                                                                   ------------
Total Corporate Bond                                                     13,481
                                                                   ------------

Short-Term Investments (12.87%)
Money Fund (0.13%)

The United States Treasury
   Trust (b)                                              42,709         42,709

United States Treasury Bills (12.74%)

PAR VALUE
---------
$  800,000     United States Treasury
                Bill 09/18/2008 (c)                                $    799,404
 3,300,000     United States Treasury
                Bill 12/04/2008                                       3,285,625
                                                                   ------------

Total United States Treasury Bills                                    4,085,029
                                                                   ------------
Total Short-Term Investments
   (Cost $4,127,700)                                                  4,127,738
                                                                   ------------
Total Investments
   (Cost $29,342,125) (a) (100.15%)                                $ 32,099,880
Other Net Liabilities (-0.15%)                                          (46,555)
                                                                   ------------

Net Assets (100.00%)                                               $ 32,053,325
                                                                   ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $29,342,125. At August 31, 2008, unrealized appre ciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $  7,548,473
Unrealized depreciation                                              (4,790,718)
                                                                   ------------
Net unrealized appreciation
   (depreciation)                                                  $  2,757,755
                                                                   ============

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At August 31, 2008, certain United States Treasury Bills with a market value of $299,759 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at August 31, 2008: Contracts - $100 times premium/delivery month/commitment

                                                                    Unrealized
Russell 2000 Mini                                                  Appreciation
   55/Sept 08/Long                                                 $    156,253
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND             PORTFOLIO OF INVESTMENTS                8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------

Common Stock (92.15%)
Basic Materials (4.71%)
Chemicals (2.32%)
Praxair Inc                                                4,592   $    412,545
Sherwin-Williams Co/The                                    1,746        102,228
                                                                   ------------
                                                                        514,773
                                                                   ------------
Forest Products & Paper (1.37%)
Plum Creek Timber Co Inc                                   6,150        305,163

Mining (1.02%)
Alcoa Inc                                                  7,050        226,517
                                                                   ------------
Total Basic Materials                                                 1,046,453
                                                                   ------------
Communications (5.59%)
Media (2.53%)
McGraw-Hill Cos Inc/The                                   13,178        564,545

Telecommunications (3.06%)
AT&T Inc                                                  21,244        679,595
                                                                   ------------
Total Communications                                                  1,244,140
                                                                   ------------
Consumer, Cyclical (10.40%)
Apparel (0.27%)
Liz Claiborne Inc                                          3,736         60,561

Auto Manufacturers (1.19%)
Ford Motor Co*                                            59,500        265,370

Retail (8.94%)
McDonald's Corp                                           15,268        947,378
Ross Stores Inc                                            3,692        148,455
Sears Holdings Corp*                                         717         65,928
Starbucks Corp*                                           13,000        202,280
TJX Cos Inc                                                7,050        255,492
Target Corp                                                6,939        367,906
                                                                   ------------
                                                                      1,987,439
                                                                   ------------
Total Consumer, Cyclical                                              2,313,370
                                                                   ------------
Consumer, Non-Cyclical (23.19%)
Agriculture (2.27%)
Altria Group Inc                                           2,500         52,575
Philip Morris International Inc                            2,500        134,250
Reynolds American Inc                                      5,992        317,456
                                                                   ------------
                                                                        504,281
                                                                   ------------
Beverages (4.53%)
Anheuser-Busch Cos Inc                                     3,736        253,525
Coca-Cola Co/The                                          14,500        755,015
                                                                   ------------
                                                                      1,008,540
                                                                   ------------
Commercial Services (2.40%)
Lender Processing Services
  Inc*                                                     1,004         33,433
Moody's Corp                                               5,092        207,041
Western Union Co/The                                      10,609        293,021
                                                                   ------------
                                                                        533,495
                                                                   ------------
Cosmetics/Personal Care (1.22%)
Procter & Gamble Co                                        3,880        270,708

Food (2.79%)
Kraft Foods Inc                                            4,384        138,140
Sara Lee Corp                                             15,200        205,200
Tyson Foods Inc                                           19,072        276,925
                                                                   ------------
                                                                        620,265
                                                                   ------------
Healthcare-Products (3.90%)
Baxter International Inc                                  12,811        868,073

Healthcare-Services (2.85%)
Aetna Inc                                                  8,584        370,314
WellPoint Inc*                                             5,000        263,950
                                                                   ------------
                                                                        634,264
                                                                   ------------
Household Products/Wares (0.57%)
Fortune Brands Inc                                         2,146        126,228
Pharmaceuticals (2.66%)
AmerisourceBergen Corp                                     6,906        283,215
Merck & Co Inc                                             1,200         42,804
Pfizer Inc                                                13,900        265,629
                                                                   ------------
                                                                        591,648
                                                                   ------------
Total Consumer, Non-Cyclical                                          5,157,502
                                                                   ------------
Energy (14.57%)
Oil & Gas (13.57%)
Apache Corp                                                1,126        128,792
Chevron Corp                                               3,840        331,469
ConocoPhillips                                             5,348        441,263
Devon Energy Corp                                          5,852        597,197
ENSCO International Inc                                    4,170        282,643
Exxon Mobil Corp                                           7,736        618,956
Transocean Inc*                                            1,581        201,103
Valero Energy Corp                                        12,000        417,120
                                                                   ------------
                                                                      3,018,543
                                                                   ------------
Oil & Gas Services (1.00%)
Baker Hughes Inc                                           2,780        222,428
                                                                   ------------
Total Energy                                                          3,240,971
                                                                   ------------
Financial (14.41%)
Banks (4.18%)
Bank of America Corp                                       7,016        218,478
Wells Fargo & Co                                          23,494        711,163
                                                                   ------------
                                                                        929,641
                                                                   ------------
Diversified Financial Services (3.52%)
Citigroup Inc                                             12,811        243,281
Franklin Resources Inc                                     2,600        271,700
JPMorgan Chase & Co                                        7,000        269,430
                                                                   ------------
                                                                        784,411
                                                                   ------------
Insurance (6.71%)
American International Group
  Inc                                                      5,225        112,285
Arthur J Gallagher & Co                                    7,700        203,896
Marsh & McLennan Cos Inc                                  13,700        437,441
MetLife Inc                                                7,328        397,178
StanCorp Financial Group Inc                               6,950        340,620
                                                                   ------------
                                                                      1,491,420
                                                                   ------------
Total Financial                                                       3,205,472
                                                                   ------------
Industrial (6.31%)
Aerospace/Defense (0.02%)
Raytheon Co (Warrant)                                        220          4,990

Building Materials (0.33%)
Masco Corp                                                 3,804         72,504

Hand/Machine Tools (0.60%)
Stanley Works/The                                          2,780        133,301
Machinery - Construction & Mining (1.68%)
Caterpillar Inc                                            5,292        374,303

Metal Fabricate/Hardware (0.82%)
Worthington Industries Inc                                10,400        183,040

Miscellaneous Manufacturing (2.13%)
3M Co                                                      3,212        229,979
ITT Corp                                                   2,634        167,918
Leggett & Platt Inc                                        3,325         74,181
                                                                   ------------
                                                                        472,078
                                                                   ------------
Transportation (0.73)%
Tidewater Inc                                              2,680        162,596
                                                                   ------------
Total Industrial                                                      1,402,812
                                                                   ------------
Technology (7.08%)
Computers (3.07%)
Dell Inc*                                                 12,249        266,171
Diebold Inc                                                2,146         85,089
Hewlett-Packard Co                                         7,050        330,786
                                                                   ------------
                                                                        682,046
                                                                   ------------
Office/Business Equipment (0.35%)
Pitney Bowes Inc                                           2,280         77,862

Semiconductors (2.56%)
Intel Corp                                                24,863        568,617

Software (1.10%)
Fidelity National Information
  Services Inc                                             2,008         43,875
Microsoft Corp                                             7,373        201,209
                                                                   ------------
                                                                        245,084
                                                                   ------------
Total Technology                                                      1,573,609
                                                                   ------------
Utilities (5.89%)
Electric (5.89%)
Consolidated Edison Inc                                    7,700        314,930
Duke Energy Corp                                           9,200        160,448
Entergy Corp                                               2,146        221,875
Exelon Corp                                                3,846        292,142
Progress Energy Inc                                        1,979         86,443
SCANA Corp                                                 6,000        235,200
                                                                   ------------
Total Utilities                                                       1,311,038
                                                                   ------------
Total Common Stock
  (Cost $17,254,045)
                                                                     20,495,367
                                                                   ------------
Preferred Stock (1.51%)
FHLMC PFD 8.375% Series Z                                 23,938        336,329
                                                                   ------------
Total Preferred Stock
  (Cost $331,275)                                                       336,329
                                                                   ------------
Short-Term Investments (6.26%)

Money Fund (0.44%)
The United States Treasury
  Trust (b)                                               97,413         97,413

United States Treasury Bills (5.82%)

PAR VALUE
---------
$ 100,000     United States Treasury Bill
               09/18/2008 (c)                                      $     99,926
1,200,000     United States Treasury Bill
               12/04/2008                                             1,194,773
                                                                   ------------

Total United States Treasury Bills                                    1,294,699
                                                                   ------------
Total Short-Term Investments
  (Cost $1,392,252)                                                   1,392,112
                                                                   ------------
Total Investments
  (Cost $18,977,572) (a) (99.92%)                                    22,223,808
Other Net Assets (0.08%)                                                 16,314
                                                                   ------------
Net Assets (100.00%)                                               $ 22,240,122
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND       PORTFOLIO OF INVESTMENTS - (CONTINUED)       8/31/2008
--------------------------------------------------------------------------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $18,977,572. At August 31, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $  5,537,735
Unrealized depreciation                                              (2,291,499)
                                                                   ------------
Net unrealized appreciation
   (depreciation)                                                  $  3,246,236
                                                                   ============

(b)   See Note 5 regarding investments in The United States Treasury Trust Fund.

(c) At August 31, 2008, certain United States Treasury Bills with a market value of $99,926 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at August 31, 2008: Contracts - $250 times premium/delivery month/commitment

                                                                    Unrealized
S&P 500 Index                                                      Depreciation
No open contract                                                   $         --
                                                                   ============

--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND       PORTFOLIO OF INVESTMENTS        8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (97.41%)
Basic Materials (6.58%)
Chemicals (2.38%)
Arkema ADR                                                   148   $      7,101
BASF SE ADR                                                3,488        200,037
Bayer AG ADR                                               1,515        119,927
                                                                   ------------
                                                                        327,065
                                                                   ------------
Mining (4.20%)
Anglo American PLC ADR                                     4,020        106,932
BHP Billiton Ltd ADR                                       1,300         91,663
Rio Tinto PLC ADR                                          1,000        379,720
                                                                   ------------
                                                                        578,315
                                                                   ------------
Total Basic Materials                                                   905,380
                                                                   ------------
Communications (14.91%)
Telecommunications (14.91%)
Alcatel-Lucent ADR*                                        1,772         10,951
BT Group PLC ADR                                           3,160         98,908
Deutsche Telekom AG ADR                                   11,525        189,817
France Telecom SA ADR                                      7,000        205,940
Nokia OYJ ADR                                             15,928        400,908
Telecom Italia SpA ADR                                     2,947         47,565
Telefonaktiebolaget LM
   Ericsson ADR                                           11,788        134,619
Telefonica SA ADR                                          5,665        419,607
Vodafone Group PLC ADR                                    21,233        542,503
                                                                   ------------
Total Communications                                                  2,050,818
                                                                   ------------
Consumer, Cyclical (1.62%)
Auto Manufacturers (1.62%)
Daimler AG                                                 3,835        223,887
                                                                   ------------
Total Consumer, Cyclical                                                223,887
                                                                   ------------
Consumer, Non-Cyclical (19.87%)
Beverages (1.37%)
Diageo PLC ADR                                             2,535        188,604
Cosmetics/Personal Care (0.58%)
L'Oreal SA ADR                                             4,005         79,900
Food (5.30%)
Nestle SA ADR                                             12,412        548,734
Unilever NV ADR                                            6,508        179,621
                                                                   ------------
                                                                        728,355
                                                                   ------------
Pharmaceuticals (12.62%)
AstraZeneca PLC ADR                                        5,598        272,623
GlaxoSmithKline PLC ADR                                   10,888        511,409
Novartis AG ADR                                            9,857        548,443
Roche Holding AG ADR                                       4,816        403,581
                                                                   ------------
                                                                      1,736,056
                                                                   ------------
Total Consumer, Non-Cyclical                                          2,732,915
                                                                   ------------
Energy (16.87%)
Oil & Gas (16.87%)
BP PLC ADR                                                11,676        672,887
ENI SpA ADR                                                4,632        301,312
Royal Dutch Shell A PLC ADR                                7,220        501,934
Royal Dutch Shell B PLC ADR                                3,435        236,294
Total SA ADR                                               8,458        607,960
                                                                   ------------
Total Energy                                                          2,320,387
                                                                   ------------
Financial (28.01%)
Banks (21.17%)
ABN AMRO Holding
   NV ADR                                                  6,467        378,320
Banco Bilbao Vizcaya
   Argentaria SA ADR                                      14,679        247,048
Banco Santander SA ADR                                    24,558        416,995
Barclays PLC ADR                                           8,051        206,911
BNP Paribas ADR                                            5,452        245,613
Credit Suisse Group AG ADR                                 4,053        187,978
Deutsche Bank AG                                           1,896        160,914
HSBC Holdings PLC ADR                                      8,965        705,634
Lloyds TSB Group PLC ADR                                   5,655        125,767
UBS AG*                                                   10,792        236,237
                                                                   ------------
                                                                      2,911,417
                                                                   ------------
Insurance (6.84%)
Aegon NV ADR                                               3,110         36,667
Allianz SE ADR                                            16,457        274,503
AXA ADR                                                    6,984        222,859
ING Groep NV ADR                                           8,732        272,002
Prudential PLC ADR                                         2,089         41,592
Swiss Reinsurance ADR                                        960         59,616
Zurich Financial Services
   AG ADR                                                  1,265         33,333
                                                                   ------------
                                                                        940,572
                                                                   ------------
Total Financial                                                       3,851,989
                                                                   ------------
Industrial (3.55%)
Electronics (0.99%)
Koninklijke Philips Electronics
   NV ADR                                                  4,184        135,603
Miscellaneous Manufacturing (2.56%)

Siemens AG ADR                                             3,235        351,968
                                                                   ------------
Total Industrial                                                        487,571
                                                                   ------------
Technology (1.50%)
Software (1.50%)
SAP AG ADR                                                 3,667        205,645
                                                                   ------------
Total Technology                                                        205,645
                                                                   ------------
Utilities (4.50%)
Electric (2.93%)
E.ON AG ADR                                                6,935        402,230
Water (1.57%)
GDF Suez ADR*                                              3,758        216,085
                                                                   ------------
Total Utilities                                                         618,315
                                                                   ------------
Total Common Stock
   (Cost $11,878,905)
                                                                     13,396,907
                                                                   ------------
Short-Term Investments (2.54%)
Money Fund (0.37%)
The United States Treasury
   Trust (b)                                              51,157         51,157

United States Treasury Bills (2.17%)

PAR VALUE
---------
$ 100,000     United States
               Treasury Bill 09/18/2008                            $     99,916
  200,000     United States
               Treasury Bill 12/04/2008                                 199,129
                                                                   ------------

Total United States Treasury Bills                                      299,045
                                                                   ------------
Total Short-Term Investments
  (Cost $350,197)                                                       350,202
                                                                   ------------
Total Investments
  (Cost $12,229,102) (a) (99.95%)                                    13,747,109
Other Net Assets (0.05%)                                                  6,434
                                                                   ------------
Net Assets (100.00%)                                               $ 13,753,543
                                                                   ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,229,662. At August 31, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $  2,786,970
Unrealized depreciation                                              (1,269,523)
                                                                   ------------
Net unrealized appreciation
   (depreciation)                                                  $  1,517,447
                                                                   ============

(b)   See Note 5 regarding investments in The United States Treasury Trust
      Fund.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND          PORTFOLIO OF INVESTMENTS               8/31/2008
--------------------------------------------------------------------------------

                                                                      VALUE
COMPANY                                                 SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (94.93%)
Basic Materials (0.73%)
Sigma-Aldrich Corp                                        1,436    $     81,507
Steel Dynamics Inc                                        2,400          59,592
                                                                   ------------
Total Basic Materials                                                   141,099
                                                                   ------------
Communications (26.10%)
Akamai Technologies Inc*                                  1,800          41,220
Amazon.com Inc*                                           3,246         262,309
Baidu.com ADR*                                              300          94,116
Cisco Systems Inc*                                       25,180         605,579
Comcast Corp                                             16,944         358,874
Discovery Holding Co*                                     2,767          55,976
DISH Network Corp*                                        2,514          70,920
eBay Inc*                                                11,739         292,653
Expedia Inc*                                              3,216          56,795
Focus Media Holding Ltd
  ADR*                                                    1,200          39,264
Google Inc*                                               1,664         770,915
IAC/InterActiveCorp*                                      1,701          28,237
Juniper Networks Inc*                                     3,939         101,232
Lamar Advertising Co*                                       915          33,992
Leap Wireless International
  Inc*                                                      800          35,728
Level 3 Communications Inc*                              17,400          59,682
Liberty Global Inc*                                       2,212          77,818
Liberty Media Corp -
  Interactive*                                            6,500          88,335
Millicom International Cellular
  SA                                                      1,100          87,307
NII Holdings Inc*                                         1,993         104,672
QUALCOMM Inc                                             22,954       1,208,528
Sirius XM Radio Inc*                                     18,479          24,577
Symantec Corp*                                           10,573         235,884
Tellabs Inc*                                              2,893          15,073
VeriSign Inc*                                             2,414          77,176
Virgin Media Inc                                          4,192          47,789
Yahoo! Inc*                                               7,488         145,117
                                                                   ------------
Total Communications                                                  5,019,768
                                                                   ------------
Consumer, Cyclical (7.18%)
Bed Bath & Beyond Inc*                                    4,144         127,055
Cintas Corp                                               2,196          67,637
Costco Wholesale Corp                                     2,704         181,330
Fastenal Co                                               1,708          88,696
HSN Inc*                                                    680           9,962
Interval Leisure Group Inc*                                 680           8,833
PACCAR Inc                                                4,800         206,688
PetSmart Inc                                              1,528          41,210
Ryanair Holdings PLC ADR*                                 1,300          29,588
Sears Holdings Corp*                                      1,669         153,465
Staples Inc                                               5,531         133,850
Starbucks Corp*                                          11,806         183,701
UAL Corp                                                  1,300          14,443
Wynn Resorts Ltd                                          1,400         133,588
                                                                   ------------
Total Consumer, Cyclical                                              1,380,046
                                                                   ------------
Consumer, Non-Cyclical (16.25%)
Amgen Inc*                                                5,913         371,632
Amylin Pharmaceuticals Inc*                               1,500          32,970
Apollo Group Inc*                                         1,998         127,233
Biogen Idec Inc*                                          3,654         186,098
Celgene Corp*                                             4,400         304,920
Cephalon Inc*                                               800          61,296
Dentsply International Inc                                1,688          66,153
Express Scripts Inc*                                      2,588         189,985
Genzyme Corp*                                             3,871         303,099
Gilead Sciences Inc*                                     10,622         559,567
Hansen Natural Corp*                                      1,100          30,228
Henry Schein Inc*                                         1,000          58,480
Hologic Inc*                                              3,000          63,660
Intuitive Surgical Inc*                                     400         118,108
Monster Worldwide Inc*                                    1,518          29,662
Patterson Cos Inc*                                        1,604          52,194
Paychex Inc                                               4,133         140,853
Teva Pharmaceutical Industries
  Ltd ADR                                                 7,234         342,458
Ticketmaster*                                               680          14,572
Vertex Pharmaceuticals Inc*                               1,600          42,976
Whole Foods Market Inc                                    1,538          28,161
                                                                   ------------
Total Consumer, Non-Cyclical
                                                                      3,124,305
                                                                   ------------
Financial (0.00%)
Tree.com Inc*                                               113             859
                                                                   ------------
Total Financial                                                             859
                                                                   ------------
Industrial (3.06%)
CH Robinson Worldwide Inc                                 1,946         101,406
Expeditors International of
  Washington Inc                                          2,400          86,616
Flextronics International Ltd*                            8,618          76,873
Foster Wheeler Ltd*                                       1,800          89,442
Garmin Ltd*                                               2,380          82,729
Joy Global Inc                                            1,200          85,248
Stericycle Inc*                                           1,100          65,230
                                                                   ------------
Total Industrial                                                        587,544
                                                                   ------------
Technology (41.61%)
Activision Blizzard Inc*                                  3,049         100,068
Adobe Systems Inc*                                        6,540         280,108
Altera Corp                                               5,469         123,818
Apple Inc*                                               14,148       2,398,511
Applied Materials Inc                                     8,312         148,951
Autodesk Inc*                                             2,800          99,484
Broadcom Corp*                                            5,036         121,166
Cadence Design Systems Inc*                               3,230          25,808
Check Point Software
  Technologies*                                           2,506          61,372
Citrix Systems Inc*                                       2,599          78,672
Cognizant Technology
  Solutions Corp*                                         3,300          96,756
Dell Inc*                                                 9,557         207,674
Electronic Arts Inc*                                      3,704         180,792
Fiserv Inc*                                               2,373         123,064
Infosys Technologies Ltd ADR                              1,300          53,664
Intel Corp                                               23,806         544,443
Intuit Inc*                                               4,844         145,659
KLA-Tencor Corp                                           2,582          95,689
Lam Research Corp*                                        1,471          54,074
Linear Technology Corp                                    3,449         112,575
Logitech International SA*                                2,100          56,049
Marvell Technology Group
  Ltd*                                                    6,590          92,985
Microchip Technology Inc                                  2,116          67,733
Microsoft Corp                                           37,410       1,020,919
NetApp Inc*                                               4,214         107,373
Nvidia Corp*                                              6,297          79,594
Oracle Corp*                                             24,782         543,469
Research In Motion Ltd*                                   6,489         789,062
SanDisk Corp*                                             2,424          35,051
Sun Microsystems Inc*                                     4,209          37,881
Xilinx Inc                                                4,558         118,417
                                                                   ------------
Total Technology                                                      8,000,881
                                                                   ------------
Total Common Stock
  (Cost $14,894,656)
                                                                     18,254,502
                                                                   ------------
Short-Term Investments (5.23%)

Money Fund (0.05%)

The United States Treasury
  Trust (b)                                               9,328           9,328

United States Treasury Bills (5.18%)

PAR VALUE
---------
$ 400,000     United States
                Treasury Bill 09/18/2008 (c)                       $    399,708
  600,000     United States
               Treasury Bill 12/04/2008                                 597,386
                                                                   ------------

Total United States Treasury Bills                                      997,094
                                                                   ------------
Total Short-Term Investments
  (Cost $1,006,408)                                                   1,006,422
                                                                   ------------
Total Investments
  (Cost $15,901,064) (a) (100.16%)                                   19,260,924
Other Net Liabilities (-0.16%)                                          (30,705)
                                                                   ------------
Net Assets (100.00%)                                               $ 19,230,219
                                                                   ============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $16,007,613. At August 31, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                            $  5,734,246
Unrealized depreciation                                              (2,480,935)
                                                                   ------------
Net unrealized appreciation
   (depreciation)                                                  $  3,253,311
                                                                   ============

(b)   See Note 5 regarding investments in The United States Treasury Trust
      Fund.

(c) At August 31, 2008, certain United States Treasury Bills with a market value of $99,927 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at August 31, 2008: Contracts - $100 times premium/delivery month/commitment

                                                                    Unrealized
Nasdaq 100 Stock Index                                             Depreciation
5/Sept 08/Long                                                     $     (4,379)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2008
--------------------------------------------------------------------------------

                                                    CALIFORNIA         CALIFORNIA
                                                     TAX-FREE           INSURED
                                                   INCOME FUND     INTERMEDIATE FUND
                                                ----------------- -------------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                     $ 113,850,980       $15,108,052
  Cost - Sweep money fund (Note 5)                            -                 -
                                                  -------------       -----------
  Total cost of investments                         113,850,980        15,108,052
                                                  =============       ===========
  Value - Unaffiliated issuers                      116,171,567        15,376,878
  Value - Sweep money fund (Note 5)                           -                 -
                                                  -------------       -----------
  Total market value of investments (Note 1)        116,171,567        15,376,878
 Cash                                                    39,931            20,069
 Interest receivable                                  1,301,359           159,827
 Receivable for securities sold                         974,520                 -
 Receivable for fund shares sold                         42,567                 -
                                                  -------------       -----------
  Total Assets                                    $ 118,529,944       $15,556,774
                                                  -------------       -----------
Liabilities
 Payable for fund shares repurchased                     34,894               568
 Payable to investment advisor                           49,108             3,702
 Distributions payable                                  103,010             5,214
 Accrued 12b-1 fee - K Shares                                 -                 -
 Accrued shareholder service fee - K Shares                   -                 -
 Accrued administration fee                               7,869             1,034
 Accrued expenses                                        14,156             4,121
                                                  -------------       -----------
  Total Liabilities                               $     209,037       $    14,639
                                                  -------------       -----------
Net assets:                                       $ 118,320,907       $15,542,135
                                                  =============       ===========
Net Assets at August 31, 2008 consist of
 Paid-in capital                                    115,732,189        15,279,091
 Undistributed net investment income                    268,131             3,661
 Accumulated net realized gains (losses)                      -            (9,443)
 Unrealized appreciation (depreciation)
  of investments                                      2,320,587           268,826
                                                  -------------       -----------
                                                  $ 118,320,907       $15,542,135
                                                  =============       ===========
Net Assets
 Direct Shares                                    $ 118,320,907       $15,542,135
                                                  =============       ===========
 K Shares                                                     -                 -
                                                  =============       ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        10,383,673         1,469,847
                                                  =============       ===========
 K Shares
  (no par value, unlimited shares authorized)                 -                 -
                                                  =============       ===========
Net asset value per share
 Direct Shares                                    $       11.40       $     10.57
                                                  =============       ===========
 K Shares                                                     -                 -
                                                  =============       ===========

                                                   CALIFORNIA
                                                    TAX-FREE           U.S.        SHORT-TERM U.S.     THE UNITED
                                                     MONEY          GOVERNMENT        GOVERNMENT     STATES TREASURY
                                                  MARKET FUND    SECURITIES FUND      BOND FUND           TRUST
                                                --------------- ----------------- ----------------- ----------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                     $81,161,732      $27,159,978       $12,520,355      $ 42,331,330
  Cost - Sweep money fund (Note 5)                          -           23,234            23,699                 -
                                                  -----------      -----------       -----------      ------------
  Total cost of investments                        81,161,732       27,183,212        12,544,054        42,331,330
                                                  ===========      ===========       ===========      ============
  Value - Unaffiliated issuers                     81,161,732       27,553,964        12,691,497        42,331,330
  Value - Sweep money fund (Note 5)                         -           23,234            23,699                 -
                                                  -----------      -----------       -----------      ------------
  Total market value of investments (Note 1)       81,161,732       27,577,198        12,715,196        42,331,330
 Cash                                                  94,912                -                 -             3,482
 Interest receivable                                  150,581          201,224           117,056                 -
 Receivable for securities sold                             -                -                 -                 -
 Receivable for fund shares sold                       46,703            2,774             1,320            29,674
                                                  -----------      -----------       -----------      ------------
  Total Assets                                    $81,453,928      $27,781,196       $12,833,572      $ 42,364,486
                                                  -----------      -----------       -----------      ------------
Liabilities
 Payable for fund shares repurchased                  252,822           14,479            32,645            66,982
 Payable to investment advisor                         21,262           11,260             1,713            12,327
 Distributions payable                                  2,151            6,388               902               761
 Accrued 12b-1 fee - K Shares                               -            1,170               444               524
 Accrued shareholder service fee - K Shares                 -            1,211               453               552
 Accrued administration fee                             5,492            1,852               855             2,811
 Accrued expenses                                       7,871            6,304             3,947             7,760
                                                  -----------      -----------       -----------      ------------
  Total Liabilities                               $   289,598      $    42,664       $    40,959      $     91,717
                                                  -----------      -----------       -----------      ------------
Net assets:                                       $81,164,330      $27,738,532       $12,792,613      $ 42,272,769
                                                  ===========      ===========       ===========      ============
Net Assets at August 31, 2008 consist of
 Paid-in capital                                   81,167,588       27,828,967        12,874,473        42,251,329
 Undistributed net investment income                        -           30,583             2,775               105
 Accumulated net realized gains (losses)               (3,258)        (515,004)         (255,777)           21,335
 Unrealized appreciation (depreciation)
  of investments                                            -          393,986           171,142                 -
                                                  -----------      -----------       -----------      ------------
                                                  $81,164,330      $27,738,532       $12,792,613      $ 42,272,769
                                                  ===========      ===========       ===========      ============
Net Assets
 Direct Shares                                    $81,164,330      $21,631,957       $10,539,644      $ 39,535,495
                                                  ===========      ===========       ===========      ============
 K Shares                                                   -      $ 6,106,575       $ 2,252,969      $  2,737,274
                                                  ===========      ===========       ===========      ============
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)      81,230,958        2,068,063         1,043,444        39,515,261
                                                  ===========      ===========       ===========      ============
 K Shares
  (no par value, unlimited shares authorized)               -          580,032           222,373         2,735,989
                                                  ===========      ===========       ===========      ============
Net asset value per share
 Direct Shares                                    $      1.00      $     10.46       $     10.10      $       1.00
                                                  ===========      ===========       ===========      ============
 K Shares                                                   -      $     10.53       $     10.13      $       1.00
                                                  ===========      ===========       ===========      ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                          AUGUST 31, 2008 - (CONTINUED)
--------------------------------------------------------------------------------

                                                    S&P 500        S&P MIDCAP
                                                  INDEX FUND       INDEX FUND
                                                -------------- -----------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                    $ 69,757,329    $ 122,317,875
  Cost - Sweep money fund (Note 5)                      1,755            6,746
                                                 ------------    -------------
  Total cost of investments                        69,759,084      122,324,621
                                                 ============    =============
  Value - Unaffiliated issuers                     94,439,647      155,303,315
  Value - Sweep money fund (Note 5)                     1,755            6,746
                                                 ------------    -------------
  Total market value of investments (Note 1)       94,441,402      155,310,061
 Cash                                                     673                -
 Interest receivable                                       38               44
 Dividend receivable                                  210,004          162,281
 Receivable for fund shares sold                        3,190           43,832
 Variation margin receivable                                -                -
 Receivable from investment advisor                         -                -
                                                 ------------    -------------
  Total Assets                                   $ 94,655,307    $ 155,516,218
                                                 ------------    -------------
Liabilities
 Payable for fund shares repurchased                   53,506           18,435
 Payable to investment advisor                         10,473           47,173
 Variation margin payable                               3,875           54,705
 Accrued 12b-1 fee - K Shares                           1,318            1,244
 Accrued shareholder service fee - K Shares             1,675            1,154
 Accrued administration fee                             6,346           10,332
 Accrued expenses                                      15,536           20,654
                                                 ------------    -------------
  Total Liabilities                              $     92,729    $     153,697
                                                 ============    =============
Net assets:                                      $ 94,562,578    $ 155,362,521
                                                 ============    =============
Net Assets at August 31, 2008 consist of
 Paid-in capital                                   74,089,269      120,008,806
 Undistributed net investment income                  263,473           58,552
 Accumulated net realized gains (losses)           (4,481,303)       2,252,530
 Unrealized appreciation (depreciation) of
  investments                                      24,682,318       32,985,440
 Unrealized appreciation (depreciation) of
  futures contracts                                     8,821           57,193
                                                 ------------    -------------
                                                 $ 94,562,578    $ 155,362,521
                                                 ============    =============
Net Assets
 Direct Shares                                   $ 87,759,637    $ 148,970,521
                                                 ============    =============
 K Shares                                        $  6,802,941    $   6,392,000
                                                 ============    =============
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)       3,387,613        7,112,629
                                                 ============    =============
 K Shares
  (no par value, unlimited shares authorized)         261,108          305,203
                                                 ============    =============
Net asset value per share
 Direct Shares                                   $      25.91    $       20.94
                                                 ============    =============
 K Shares                                        $      26.05    $       20.94
                                                 ============    =============

                                                       S&P                           EUROPEAN
                                                    SMALLCAP          EQUITY         GROWTH &       NASDAQ-100
                                                   INDEX FUND      INCOME FUND     INCOME FUND      INDEX FUND
                                                ---------------- --------------- --------------- ----------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                     $ 29,299,416     $18,880,159     $12,177,945    $   15,891,736
  Cost - Sweep money fund (Note 5)                      42,709          97,413          51,157             9,328
                                                  ------------     -----------     -----------    --------------
  Total cost of investments                         29,342,125      18,977,572      12,229,102        15,901,064
                                                  ============     ===========     ===========    ==============
  Value - Unaffiliated issuers                      32,057,171      22,126,395      13,695,952        19,251,596
  Value - Sweep money fund (Note 5)                     42,709          97,413          51,157             9,328
                                                  ------------     -----------     -----------    --------------
  Total market value of investments (Note 1)        32,099,880      22,223,808      13,747,109        19,260,924
 Cash                                                       16               -               -                 -
 Interest receivable                                       351              45              46                57
 Dividend receivable                                    17,815          56,455          55,430            13,331
 Receivable for fund shares sold                         4,208           1,988           3,118             3,605
 Variation margin receivable                                 -               -               -                 -
 Receivable from investment advisor                          -               -               -               899
                                                  ------------     -----------     -----------    --------------
  Total Assets                                    $ 32,122,270     $22,282,296     $13,805,703    $   19,278,816
                                                  ------------     -----------     -----------    --------------
Liabilities
 Payable for fund shares repurchased                    15,948          22,629          38,492            25,833
 Payable to investment advisor                           9,727           9,323           5,722                 -
 Variation margin payable                               27,743               -               -            12,755
 Accrued 12b-1 fee - K Shares                            1,636             840           1,077             1,034
 Accrued shareholder service fee - K Shares              1,794             985           1,222             1,232
 Accrued administration fee                              2,116           1,472             925             1,302
 Accrued expenses                                        9,981           6,925           4,722             6,441
                                                  ------------     -----------     -----------    --------------
  Total Liabilities                               $     68,945     $    42,174     $    52,160    $       48,597
                                                  ============     ===========     ===========    ==============
Net assets:                                       $ 32,053,325     $22,240,122     $13,753,543    $   19,230,219
                                                  ============     ===========     ===========    ==============
Net Assets at August 31, 2008 consist of
 Paid-in capital                                    26,286,291      19,430,562      12,405,514        28,220,294
 Undistributed net investment income                         -          18,036          62,694                 -
 Accumulated net realized gains (losses)             2,853,026        (454,712)       (232,672)      (12,345,556)
 Unrealized appreciation (depreciation) of
  investments                                        2,757,755       3,246,236       1,518,007         3,359,860
 Unrealized appreciation (depreciation) of
  futures contracts                                    156,253               -               -            (4,379)
                                                  ------------     -----------     -----------    --------------
                                                  $ 32,053,325     $22,240,122     $13,753,543    $   19,230,219
                                                  ============     ===========     ===========    ==============
Net Assets
 Direct Shares                                    $ 23,524,256     $17,914,433     $ 8,212,638    $   13,967,967
                                                  ============     ===========     ===========    ==============
 K Shares                                         $  8,529,069     $ 4,325,689     $ 5,540,905    $    5,262,252
                                                  ============     ===========     ===========    ==============
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        1,416,252       1,141,869         844,424         2,981,064
                                                  ============     ===========     ===========    ==============
 K Shares
  (no par value, unlimited shares authorized)          515,566         276,513         566,585         1,141,149
                                                  ============     ===========     ===========    ==============
Net asset value per share
 Direct Shares                                    $      16.61     $     15.69     $      9.73    $         4.69
                                                  ============     ===========     ===========    ==============
 K Shares                                         $      16.54     $     15.64     $      9.78    $         4.61
                                                  ============     ===========     ===========    ==============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

                                                                                              CALIFORNIA
                                                            CALIFORNIA       CALIFORNIA        TAX-FREE
                                                             TAX-FREE         INSURED           MONEY
                                                           INCOME FUND   INTERMEDIATE FUND   MARKET FUND
                                                          ------------- ------------------- -------------
Investment income
 Sweep money fund (Note 5)                                 $        -        $       -       $        -
 Interest income                                            5,560,319          609,126        2,441,015
                                                           ----------        ---------       ----------
  Total                                                     5,560,319          609,126        2,441,015
Expenses
 Management fees (Note 2)                                     589,428           82,754          424,743
 Administration fees (Note 2)                                  93,710           12,935           66,518
 Transfer agent fees                                           40,945           15,013           22,542
 Accounting services                                           72,521           17,927           46,679
 Custodian fees                                                 9,575            1,341            7,454
 Legal, audit, and compliance fees (Note 2)                    40,055           10,167           32,401
 Trustees fees                                                  3,680            3,681            3,680
 Insurance                                                      3,933              579            3,286
 Printing                                                       5,784              734            2,356
 Registration and dues                                          3,039            1,625            7,633
 12b-1 fees - K Shares (Note 2)                                     -                -                -
 Shareholder service fee - K Shares (Note 2)                        -                -                -
                                                           ----------        ---------       ----------
  Total expenses                                              862,670          146,756          617,292
   Less reimbursement from manager (Note 2)                         -          (34,187)        (166,408)
                                                           ----------        ---------       ----------
  Net expenses                                                862,670          112,569          450,884
                                                           ----------        ---------       ----------
   Net investment income (loss)                             4,697,649          496,557        1,990,131
                                                           ----------        ---------       ----------
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions          136,124            4,049                -
 Change in unrealized appreciation
  (depreciation) of investments                              (155,346)         260,511                -
                                                           ----------        ---------       ----------
 Net realized and unrealized gain (loss) of investments       (19,222)         264,560                -
                                                           ----------        ---------       ----------
 Net increase (decrease) in net assets resulting from
  operations                                               $4,678,427        $ 761,117       $1,990,131
                                                           ==========        =========       ==========

                                                                 U.S.           SHORT-TERM
                                                              GOVERNMENT     U.S. GOVERNMENT   THE UNITED STATES
                                                           SECURITIES FUND      BOND FUND       TREASURY TRUST
                                                          ----------------- ----------------- ------------------
Investment income
 Sweep money fund (Note 5)                                   $    1,283         $   1,140        $         -
 Interest income                                              1,176,087           489,163          1,099,017
                                                             ----------         ---------        -----------
  Total                                                       1,177,370           490,303          1,099,017
Expenses
 Management fees (Note 2)                                       135,776            60,130            205,227
 Administration fees (Note 2)                                    21,268             9,426             32,102
 Transfer agent fees                                             24,447            16,565             26,747
 Accounting services                                             20,753            13,797             25,871
 Custodian fees                                                   3,300             1,393              4,024
 Legal, audit, and compliance fees (Note 2)                      13,157             8,695             17,266
 Trustees fees                                                    3,684             3,689              3,684
 Insurance                                                          850               406              1,294
 Printing                                                         2,858             1,118              3,283
 Registration and dues                                            3,725             2,619              5,157
 12b-1 fees - K Shares (Note 2)                                  15,144             5,457              6,705
 Shareholder service fee - K Shares (Note 2)                     15,144             5,457              6,705
                                                             ----------         ---------        -----------
  Total expenses                                                260,106           128,752            338,065
   Less reimbursement from manager (Note 2)                     (28,744)          (46,843)          (107,074)
                                                             ----------         ---------        -----------
  Net expenses                                                  231,362            81,909            230,991
                                                             ----------         ---------        -----------
   Net investment income (loss)                                 946,008           408,394            868,026
                                                             ----------         ---------        -----------
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions            (89,813)          119,392             29,775
 Change in unrealized appreciation
  (depreciation) of investments                                 687,664            89,851                  -
                                                             ----------         ---------        -----------
 Net realized and unrealized gain (loss) of investments         597,851           209,243             29,775
                                                             ----------         ---------        -----------
 Net increase (decrease) in net assets resulting from
  operations                                                 $1,543,859         $ 617,637        $   897,801
                                                             ==========         =========        ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
                          AUGUST 31, 2008 - (CONTINUED)
--------------------------------------------------------------------------------

                                                                 S&P 500        S&P MIDCAP
                                                               INDEX FUND       INDEX FUND
                                                            ---------------- ----------------
Investment income
 Sweep money fund (Note 5)                                   $       1,133    $       1,166
 Interest income                                                    26,891           59,450
 Dividend income (net of foreign tax witheld:
  $113; $0; $144; $0; $68,472; $986 respectively)                2,142,878        2,236,004
                                                             -------------    -------------
  Total                                                          2,170,902        2,296,620
                                                             -------------    -------------
Expenses
 Management fees (Note 2)                                          261,801          658,833
 Administration fees (Note 2)                                       81,871          128,620
 Transfer agent fees                                                38,117           41,810
 Accounting services                                                60,692           85,435
 Custodian fees                                                     10,583           16,536
 Legal, audit, and compliance fees (Note 2)                         37,704           56,309
 Trustees fees                                                       3,683            3,688
 Insurance                                                           3,722            5,824
 Printing                                                           17,875           21,250
 Registration and dues                                               7,771           10,867
 12b-1 fees - K Shares (Note 2)                                     18,932           16,759
 Shareholder service fee - K Shares (Note 2)                        18,932           16,759
 Licensing fee                                                      10,755           17,361
                                                             -------------    -------------
  Total expenses                                                   572,438        1,080,051
   Less reimbursement from manager (Note 2)                       (157,300)         (90,958)
                                                             -------------    -------------
  Net expenses                                                     415,138          989,093
                                                             -------------    -------------
   Net investment income (loss)                                  1,755,764        1,307,527
                                                             -------------    -------------
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions             2,667,908        5,190,256
 Net realized gain (loss) from futures contracts                  (325,022)        (463,320)
 Change in unrealized appreciation (depreciation) of
  investments                                                  (16,508,771)     (14,697,719)
 Change in unrealized appreciation (depreciation) of
  futures contracts                                                 30,101           61,746
                                                             -------------    -------------
 Net realized and unrealized gain (loss) on investments        (14,135,784)      (9,909,037)
                                                             -------------    -------------
 Net increase (decrease) in net assets resulting from
  operations                                                 $ (12,380,020)   $  (8,601,510)
                                                             =============    =============

                                                              S&P SMALLCAP        EQUITY      EUROPEAN GROWTH     NASDAQ-100
                                                               INDEX FUND      INCOME FUND     & INCOME FUND      INDEX FUND
                                                            ---------------- --------------- ----------------- ---------------
Investment income
 Sweep money fund (Note 5)                                    $      1,114    $      1,010     $      1,125     $      1,003
 Interest income                                                    46,254          71,966            5,822           26,347
 Dividend income (net of foreign tax witheld:
  $113; $0; $144; $0; $68,472; $986 respectively)                  312,476         575,413          524,156          105,309
                                                              ------------    ------------     ------------     ------------
  Total                                                            359,844         648,389          531,103          132,659
                                                              ------------    ------------     ------------     ------------
Expenses
 Management fees (Note 2)                                          157,427         123,850          125,263          102,857
 Administration fees (Note 2)                                       24,608          19,366           11,533           16,089
 Transfer agent fees                                                30,118          23,473           21,379           26,753
 Accounting services                                                30,448          19,377           15,195           17,452
 Custodian fees                                                      5,012           1,796            2,001            2,981
 Legal, audit, and compliance fees (Note 2)                         14,699          11,714            9,532           11,591
 Trustees fees                                                       3,696           3,553            3,674            3,689
 Insurance                                                           1,111             917              451              640
 Printing                                                            7,513           5,168            3,896            6,450
 Registration and dues                                               3,926           3,374            4,049            8,277
 12b-1 fees - K Shares (Note 2)                                     21,275          11,269           15,847           13,958
 Shareholder service fee - K Shares (Note 2)                        21,275          11,269           15,847           13,958
 Licensing fee                                                       2,663               -                -            5,008
                                                              ------------    ------------     ------------     ------------
  Total expenses                                                   323,771         235,126          228,667          229,703
   Less reimbursement from manager (Note 2)                        (48,069)              -          (49,551)         (81,380)
                                                              ------------    ------------     ------------     ------------
  Net expenses                                                     275,702         235,126          179,116          148,323
                                                              ------------    ------------     ------------     ------------
   Net investment income (loss)                                     84,142         413,263          351,987          (15,664)
                                                              ------------    ------------     ------------     ------------
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions             3,953,711          78,275              862         (252,218)
 Net realized gain (loss) from futures contracts                  (292,300)       (418,015)               -            4,906
 Change in unrealized appreciation (depreciation) of
  investments                                                   (6,023,011)     (2,758,214)      (2,219,376)      (1,256,707)
 Change in unrealized appreciation (depreciation) of
  futures contracts                                                170,683          50,715                -           (9,240)
                                                              ------------    ------------     ------------     ------------
 Net realized and unrealized gain (loss) on investments         (2,190,917)     (3,047,239)      (2,218,514)      (1,513,259)
                                                              ------------    ------------     ------------     ------------
 Net increase (decrease) in net assets resulting from
  operations                                                  $ (2,106,775)   $ (2,633,976)    $ (1,866,527)    $ (1,528,923)
                                                              ============    ============     ============     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

                                                             CALIFORNIA TAX-FREE
                                                                 INCOME FUND
                                                       --------------------------------
                                                          Year Ended       Year Ended
                                                          August 31,       August 31,
                                                             2008             2007
                                                       ---------------- ---------------
Operations
 Net investment income                                   $  4,697,649    $  5,433,597
 Net realized gain (loss) on investments                      136,124         956,445
 Change in unrealized appreciation (depreciation) of
  investments                                                (155,346)     (4,032,411)
                                                         ------------    ------------
 Net increase (decrease) in net assets resulting from
  operations                                                4,678,427       2,357,631
Distributions to shareholders
 Distributions from net investment income                  (4,935,827)     (5,113,137)
 Distributions from realized capital gains on
  investments                                                (640,958)     (1,106,888)
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                               (1,776,887)     (2,319,049)
                                                         ------------    ------------
 Total increase (decrease)                                 (2,675,245)     (6,181,443)
Net assets
 Beginning of year                                        120,996,152     127,177,595
                                                         ------------    ------------
 End of year                                             $118,320,907    $120,996,152
                                                         ============    ============
Including undistributed net investment income of:        $    268,131    $    517,843
                                                         ============    ============

                                                             CALIFORNIA INSURED              CALIFORNIA TAX-FREE
                                                              INTERMEDIATE FUND               MONEY MARKET FUND
                                                       ------------------------------- --------------------------------
                                                          Year Ended      Year Ended      Year Ended       Year Ended
                                                          August 31,      August 31,      August 31,       August 31,
                                                             2008            2007            2008             2007
                                                       --------------- --------------- ---------------- ---------------
Operations
 Net investment income                                  $    496,557    $    580,264    $    1,990,131   $  2,836,260
 Net realized gain (loss) on investments                       4,049         (13,492)                -              -
 Change in unrealized appreciation (depreciation) of
  investments                                                260,511         (92,285)                -              -
                                                        ------------    ------------    --------------   ------------
 Net increase (decrease) in net assets resulting from
  operations                                                 761,117         474,487         1,990,131      2,836,260
Distributions to shareholders
 Distributions from net investment income                   (494,475)       (580,438)       (1,990,131)    (2,836,260)
 Distributions from realized capital gains on
  investments                                                      -         (20,390)                -              -
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                              (2,491,527)     (1,737,512)      (19,814,344)    19,103,174
                                                        ------------    ------------    --------------   ------------
 Total increase (decrease)                                (2,224,885)     (1,863,853)      (19,814,344)    19,103,174
Net assets
 Beginning of year                                        17,767,020      19,630,873       100,978,674     81,875,500
                                                        ------------    ------------    --------------   ------------
 End of year                                            $ 15,542,135    $ 17,767,020    $   81,164,330   $100,978,674
                                                        ============    ============    ==============   ============
Including undistributed net investment income of:       $      3,661    $      1,579    $            -   $          -
                                                        ============    ============    ==============   ============

                                                              U.S. GOVERNMENT                SHORT-TERM U.S.
                                                              SECURITIES FUND              GOVERNMENT BOND FUND
                                                       ------------------------------ ------------------------------
                                                          Year Ended     Year Ended     Year Ended      Year Ended
                                                          August 31,     August 31,     August 31,      August 31,
                                                             2008           2007           2008            2007
                                                       --------------- -------------- -------------- ---------------
Operations
 Net investment income                                   $   946,008    $ 1,048,457    $   408,394    $    536,380
 Net realized gain (loss) on investments                     (89,813)       (22,837)       119,392         (56,121)
 Change in unrealized appreciation (depreciation) of
  investments                                                687,664        121,202         89,851         168,934
                                                         -----------    -----------    -----------    ------------
 Net increase (decrease) in net assets resulting from
  operations                                               1,543,859      1,146,822        617,637         649,193
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                             (761,018)      (868,585)      (343,779)       (478,268)
  K shares                                                  (189,234)      (217,107)       (64,830)        (60,451)
 Distributions from realized capital gains on
  investments
  Direct shares                                                    -              -              -               -
  K shares                                                         -              -              -               -
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                               1,053,904       (685,091)       103,929      (2,300,508)
                                                         -----------    -----------    -----------    ------------
 Total increase (decrease)                                 1,647,511       (623,961)       312,957      (2,190,034)
Net assets
 Beginning of year                                        26,091,021     26,714,982     12,479,656      14,669,690
                                                         -----------    -----------    -----------    ------------
 End of year                                             $27,738,532    $26,091,021    $12,792,613    $ 12,479,656
                                                         ===========    ===========    ===========    ============
Including undistributed net investment income of:        $    30,583    $     9,730    $     2,775    $      1,365
                                                         ===========    ===========    ===========    ============

                                                              THE UNITED STATES
                                                               TREASURY TRUST
                                                       -------------------------------
                                                         Year Ended      Year Ended
                                                         August 31,      August 31,
                                                            2008            2007
                                                       -------------- ----------------
Operations
 Net investment income                                  $   868,026    $    2,129,076
 Net realized gain (loss) on investments                     29,775             4,725
 Change in unrealized appreciation (depreciation) of
  investments                                                     -                 -
                                                        -----------    --------------
 Net increase (decrease) in net assets resulting from
  operations                                                897,801         2,133,801
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                            (821,632)       (2,020,470)
  K shares                                                  (46,394)         (108,606)
 Distributions from realized capital gains on
  investments
  Direct shares                                                   -                 -
  K shares                                                        -                 -
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                              2,684,940       (11,537,959)
                                                        -----------    --------------
 Total increase (decrease)                                2,714,715       (11,533,234)
Net assets
 Beginning of year                                       39,558,054        51,091,288
                                                        -----------    --------------
 End of year                                            $42,272,769    $   39,558,054
                                                        ===========    ==============
Including undistributed net investment income of:       $       105    $          105
                                                        ===========    ==============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                          AUGUST 31, 2008 - (CONTINUED)
--------------------------------------------------------------------------------

                                                        S&P 500 INDEX FUND
                                                 ---------------------------------
                                                    Year Ended       Year Ended
                                                    August 31,       August 31,
                                                       2008             2007
                                                 ---------------- ----------------
Operations
 Net investment income                           $ 1,755,764       $  1,794,783
 Net realized gain (loss) on investments           2,667,908            800,564
 Net realized gain (loss) on futures contracts      (325,022)           184,503
 Change in unrealized appreciation
  (depreciation) of investments                  (16,508,771)        12,828,556
 Change in unrealized appreciation
  (depreciation) of futures contracts                 30,101            (27,455)
                                                 -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                      (12,380,020)        15,580,951
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                   (1,675,783)        (1,744,011)
  K shares                                           (91,683)           (81,496)
 Distributions from realized capital gains on
  investments
  Direct shares                                            -                  -
  K shares                                                 -                  -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                 (5,385,734)        (6,746,166)
                                                 -----------       ------------
 Total increase (decrease)                       (19,533,220)         7,009,278
Net assets
 Beginning of year                               114,095,798        107,086,520
                                                 -----------       ------------
 End of year                                     $94,562,578       $114,095,798
                                                 ===========       ============
Including undistributed net investment income
 of:                                             $   263,473       $    275,175
                                                 ===========       ============

                                                       S&P MIDCAP INDEX FUND           S&P SMALLCAP INDEX FUND
                                                 --------------------------------- -------------------------------
                                                    Year Ended       Year Ended       Year Ended      Year Ended
                                                    August 31,       August 31,       August 31,      August 31,
                                                       2008             2007             2008            2007
                                                 ---------------- ---------------- --------------- ---------------
Operations
 Net investment income                           $  1,307,527      $  1,152,979    $    84,142     $   167,048
 Net realized gain (loss) on investments            5,190,256        16,828,377      3,953,711       3,095,309
 Net realized gain (loss) on futures contracts       (463,320)          175,885       (292,300)        244,341
 Change in unrealized appreciation
  (depreciation) of investments                   (14,697,719)        7,792,765     (6,023,011)        750,484
 Change in unrealized appreciation
  (depreciation) of futures contracts                  61,746           (21,453)       170,683         (73,501)
                                                 -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations                        (8,601,510)       25,928,553     (2,106,775)      4,183,681
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                    (1,224,914)       (1,337,188)       (84,142)       (171,494)
  K shares                                            (24,061)          (18,091)             -         (21,190)
 Distributions from realized capital gains on
  investments
  Direct shares                                   (18,322,732)       (9,401,138)    (2,704,724)     (2,041,575)
  K shares                                           (801,838)         (341,474)    (1,085,216)       (635,110)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                   6,012,147        (5,109,674)     4,015,808         804,598
                                                 -------------     ------------    ------------    ------------
 Total increase (decrease)                        (22,962,908)        9,720,988     (1,965,049)      2,118,910
Net assets
 Beginning of year                                178,325,429       168,604,441     34,018,374      31,899,464
                                                 -------------     ------------    ------------    ------------
 End of year                                     $155,362,521      $178,325,429    $32,053,325     $34,018,374
                                                 =============     ============    ============    ============
Including undistributed net investment income
 of:                                             $     58,552      $          -    $         -     $         -
                                                 =============     ============    ============    ============

                                                       EQUITY INCOME FUND
                                                 -------------------------------
                                                    Year Ended      Year Ended
                                                    August 31,      August 31,
                                                       2008            2007
                                                 --------------- ---------------
Operations
 Net investment income                           $   413,263      $   378,722
 Net realized gain (loss) on investments              78,275          208,501
 Net realized gain (loss) on futures contracts      (418,015)         488,727
 Change in unrealized appreciation
  (depreciation) of investments                   (2,758,214)       1,832,372
 Change in unrealized appreciation
  (depreciation) of futures contracts                 50,715         (175,227)
                                                 ------------     -----------
 Net increase (decrease) in net assets
  resulting from operations                       (2,633,976)       2,733,095
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                     (346,521)        (342,422)
  K shares                                           (57,025)         (58,595)
 Distributions from realized capital gains on
  investments
  Direct shares                                     (414,338)        (638,614)
  K shares                                           (89,543)        (145,687)
 Return of capital distributions                           -                -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                 (2,681,226)       5,996,413
                                                 ------------     -----------
 Total increase (decrease)                        (6,222,629)       7,544,190
Net assets
 Beginning of year                                28,462,751       20,918,561
                                                 ------------     -----------
 End of year                                     $22,240,122      $28,462,751
                                                 ============     ===========
Including undistributed net investment income
 of:                                             $    18,036      $     8,319
                                                 ============     ===========

                                                  EUROPEAN GROWTH & INCOME FUND       NASDAQ-100 INDEX FUND
                                                 ------------------------------- -------------------------------
                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                    August 31,      August 31,      August 31,      August 31,
                                                       2008            2007            2008            2007
                                                 --------------- --------------- --------------- ---------------
Operations
 Net investment income                           $   351,987      $   242,185    $   (15,664)     $   (41,715)
 Net realized gain (loss) on investments                 862          (10,517)      (252,218)        (546,420)
 Net realized gain (loss) on futures contracts             -                -          4,906           75,958
 Change in unrealized appreciation
  (depreciation) of investments                   (2,219,376)       1,497,153     (1,256,707)       4,521,146
 Change in unrealized appreciation
  (depreciation) of futures contracts                      -                -         (9,240)          (5,125)
                                                 ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets
  resulting from operations                       (1,866,527)       1,728,821     (1,528,923)       4,003,844
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                     (211,449)        (159,991)             -                -
  K shares                                          (118,182)        (112,583)             -                -
 Distributions from realized capital gains on
  investments
  Direct shares                                            -                -              -                -
  K shares                                                 -                -              -                -
 Return of capital distributions                           -                -         (4,675)               -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                  2,063,199        2,135,808      1,243,177         (463,539)
                                                 ------------     -----------    ------------     -----------
 Total increase (decrease)                          (132,959)       3,592,055       (290,421)       3,540,305
Net assets
 Beginning of year                                13,886,502       10,294,447     19,520,640       15,980,335
                                                 ------------     -----------    ------------     -----------
 End of year                                     $13,753,543      $13,886,502    $19,230,219      $19,520,640
                                                 ============     ===========    ============     ===========
Including undistributed net investment income
 of:                                             $    62,694      $    40,338    $         -      $         -
                                                 ============     ===========    ============     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                          AUGUST 31, 2008 - (CONTINUED)
--------------------------------------------------------------------------------

                                                   CALIFORNIA TAX-FREE INCOME FUND
                               -----------------------------------------------------------------------
                                          Year Ended                          Year Ended
                                       August 31, 2008                     August 31, 2007
                               -------------------------------- --------------------------------------
                                    Shares           Value           Shares              Value
                               --------------- ---------------- --------------- ----------------------
Shares sold                          772,610    $   8,856,388         743,628      $     8,701,465
Shares issued in reinvestment
 of distributions                    370,862        4,250,119         406,332            4,767,483
                                     -------    -------------         -------      ---------------
                                   1,143,472       13,106,507       1,149,960           13,468,948
Shares repurchased                (1,293,895)     (14,883,394)     (1,344,638)         (15,787,997)(a)
                                  ----------    -------------      ----------      ---------------
 Net increase (decrease)            (150,423)   $  (1,776,887)       (194,678)     $    (2,319,049)
                                  ==========    =============      ==========      ===============

                                          CALIFORNIA INSURED INTERMEDIATE FUND
                               -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2008               August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                         97,544    $  1,028,102       115,224    $  1,199,042
Shares issued in reinvestment
 of distributions                   39,896         419,724        49,245         514,471
                                    ------    ------------       -------    ------------
                                   137,440       1,447,826       164,469       1,713,513
Shares repurchased                (373,088)     (3,939,353)     (330,125)     (3,451,025)
                                  --------    ------------      --------    ------------
 Net increase (decrease)          (235,648)   $ (2,491,527)     (165,656)   $ (1,737,512)
                                  ========    ============      ========    ============

                                       CALIFORNIA TAX-FREE
                                        MONEY MARKET FUND
                               -----------------------------------
                                   Year Ended        Year Ended
                                August 31, 2008   August 31, 2007
                               ----------------- -----------------
                                  Shares/Value      Shares/Value
                               ----------------- -----------------
Shares sold                        220,581,888       188,353,844
Shares issued in reinvestment
 of distributions                    1,932,689         2,762,969
                                   -----------       -----------
                                   222,514,577       191,116,813
Shares repurchased                (242,328,921)     (172,013,639)
                                  ------------      ------------
 Net increase (decrease)           (19,814,344)       19,103,174
                                  ============      ============

                                                  THE UNITED STATES TREASURY TRUST
                               ----------------------------------------------------------------------
                                          DIRECT SHARES                         K SHARES
                               ----------------------------------- ----------------------------------
                                   Year Ended        Year Ended        Year Ended       Year Ended
                                August 31, 2008   August 31, 2007   August 31, 2008   August 31, 2007
                               ----------------- ----------------- ----------------- ----------------
                                  Shares/Value      Shares/Value      Shares/Value     Shares/Value
                               ----------------- ----------------- ----------------- ----------------
Shares sold                        115,756,071       54,030,800         1,361,290        1,809,273
Shares issued in reinvestment
 of distributions                      790,651        1,978,758            46,395          108,859
                                   -----------       ----------         ---------        ---------
                                   116,546,722       56,009,558         1,407,685        1,918,132
Shares repurchased                (113,703,078)     (67,954,018)       (1,566,389)      (1,511,631)
                                  ------------      -----------        ----------       ----------
 Net increase (decrease)             2,843,644      (11,944,460)         (158,704)         406,501
                                  ============      ===========        ==========       ==========

U.S. GOVERNMENT                                          DIRECT SHARES
SECURITIES FUND                -----------------------------------------------------------------
                                           Year Ended                       Year Ended
                                         August 31, 2008                  August 31, 2007
                               ----------------------------------- -----------------------------
                                   Shares            Value             Shares         Value
                               ------------- --------------------- ------------- ---------------
Shares sold                        408,306      $    4,279,462         200,898    $  2,056,100
Shares issued in reinvestment
 of distributions                   65,044             679,294          74,388         760,383
                                   -------      --------------         -------    ------------
                                   473,350           4,958,756         275,286       2,816,483
Shares repurchased                (339,659)         (3,535,926)(b)    (442,955)     (4,533,192)
                                  --------      --------------        --------    ------------
 Net increase (decrease)           133,691      $    1,422,830        (167,669)   $ (1,716,709)
                                  ========      ==============        ========    ============

U.S. GOVERNMENT                                        K SHARES
SECURITIES FUND                --------------------------------------------------------
                                        Year Ended                   Year Ended
                                      August 31, 2008             August 31, 2007
                               ----------------------------- --------------------------
                                   Shares         Value         Shares        Value
                               ------------- --------------- ------------ -------------
Shares sold                        174,787    $   1,839,763     173,429    $1,786,220
Shares issued in reinvestment
 of distributions                   18,008          189,234      21,106       217,107
                                   -------    -------------     -------    ----------
                                   192,795        2,028,997     194,535     2,003,327
Shares repurchased                (227,998)      (2,397,923)    (94,327)     (971,709)
                                  --------    -------------     -------    ----------
 Net increase (decrease)           (35,203)   $    (368,926)    100,208    $1,031,618
                                  ========    =============     =======    ==========

SHORT-TERM U.S.                                       DIRECT SHARES
GOVERNMENT BOND FUND           -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2008               August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        478,718    $   4,850,498      126,341    $  1,248,990
Shares issued in reinvestment
 of distributions                   32,539          328,695       46,143         455,589
                                   -------    -------------      -------    ------------
                                   511,257        5,179,193      172,484       1,704,579
Shares repurchased                (512,693)      (5,194,966)    (470,073)     (4,650,060)
                                  --------    -------------     --------    ------------
 Net increase (decrease)            (1,436)   $     (15,773)    (297,589)   $ (2,945,481)
                                  ========    =============     ========    ============

SHORT-TERM U.S.                                      K SHARES
GOVERNMENT BOND FUND           -----------------------------------------------------
                                       Year Ended                 Year Ended
                                    August 31, 2008            August 31, 2007
                               -------------------------- --------------------------
                                  Shares        Value        Shares        Value
                               ------------ ------------- ------------ -------------
Shares sold                        93,815    $   953,892     109,409    $1,082,338
Shares issued in reinvestment
 of distributions                   6,397         64,830       6,109        60,451
                                   ------    -----------     -------    ----------
                                  100,212      1,018,722     115,518     1,142,789
Shares repurchased                (88,571)      (899,020)    (50,150)     (497,816)
                                  -------    -----------     -------    ----------
 Net increase (decrease)           11,641    $   119,702      65,368    $  644,973
                                  =======    ===========     =======    ==========

                                                             DIRECT SHARES
S&P 500 INDEX FUND             -------------------------------------------------------------------------
                                            Year Ended                           Year Ended
                                         August 31, 2008                      August 31, 2007
                               ------------------------------------ ------------------------------------
                                   Shares             Value             Shares             Value
                               ------------- ---------------------- ------------- ----------------------
Shares sold                        155,219      $     4,276,724         205,299      $     5,944,252
Shares issued in reinvestment
 of distributions                   49,650            1,389,602          49,321            1,407,546
                                   -------      ---------------         -------      ---------------
                                   204,869            5,666,326         254,620            7,351,798
Shares repurchased                (380,109)         (10,599,465)(c)    (528,410)         (15,379,775)(d)
                                  --------      ---------------        --------      ---------------
 Net increase (decrease)          (175,240)     $    (4,933,139)       (273,790)     $    (8,027,977)
                                  ========      ===============        ========      ===============

                                                       K SHARES
S&P 500 INDEX FUND             ---------------------------------------------------------
                                        Year Ended                   Year Ended
                                     August 31, 2008              August 31, 2007
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                        65,907    $   1,861,936      84,185    $   2,433,442
Shares issued in reinvestment
 of distributions                   3,216           90,615       2,802           80,544
                                   ------    -------------      ------    -------------
                                   69,123        1,952,551      86,987        2,513,986
Shares repurchased                (86,043)      (2,405,146)    (42,172)      (1,232,175)
                                  -------    -------------     -------    -------------
 Net increase (decrease)          (16,920)   $    (452,595)     44,815    $   1,281,811
                                  =======    =============     =======    =============

(a)   Net of redemption fees of: $20

(b)   Net of redemption fees of: $15

(c)   Net of redemption fees of: $34

(d)   Net of redemption fees of: $2

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                          AUGUST 31, 2008 - (CONTINUED)
--------------------------------------------------------------------------------

                                                               DIRECT SHARES
S&P MIDCAP INDEX FUND          -----------------------------------------------------------------------------
                                             Year Ended                             Year Ended
                                          August 31, 2008                        August 31, 2007
                               -------------------------------------- --------------------------------------
                                    Shares              Value              Shares              Value
                               --------------- ---------------------- --------------- ----------------------
Shares sold                          617,682      $    13,594,725           669,323      $    16,395,744
Shares issued in reinvestment
 of distributions                    800,515           17,684,610           409,070            9,585,181
                                     -------      ---------------           -------      ---------------
                                   1,418,197           31,279,335         1,078,393           25,980,925
Shares repurchased                (1,187,110)         (25,597,072)(a)    (1,317,600)         (32,245,381)(b)
                                  ----------      ---------------        ----------      ---------------
 Net increase (decrease)             231,087      $     5,682,263          (239,207)     $    (6,264,456)
                                  ==========      ===============        ==========      ===============

                                                       K SHARES
S&P MIDCAP INDEX FUND          ---------------------------------------------------------
                                        Year Ended                   Year Ended
                                     August 31, 2008              August 31, 2007
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                        68,704    $   1,521,148      78,397    $   1,919,676
Shares issued in reinvestment
 of distributions                  37,336          824,944      15,347          358,734
                                   ------    -------------      ------    -------------
                                  106,040        2,346,092      93,744        2,278,410
Shares repurchased                (94,691)      (2,016,208)    (45,360)      (1,123,628)
                                  -------    -------------     -------    -------------
 Net increase (decrease)           11,349    $     329,884      48,384    $   1,154,782
                                  =======    =============     =======    =============

                                                          DIRECT SHARES
S&P SMALLCAP INDEX FUND        -------------------------------------------------------------------
                                            Year Ended                        Year Ended
                                          August 31, 2008                   August 31, 2007
                               ------------------------------------- -----------------------------
                                   Shares             Value              Shares         Value
                               ------------- ----------------------- ------------- ---------------
Shares sold                        228,230      $     3,727,450          137,863    $  2,793,437
Shares issued in reinvestment
 of distributions                  161,258            2,741,301          111,927       2,174,733
                                   -------      ---------------          -------    ------------
                                   389,488            6,468,751          249,790       4,968,170
Shares repurchased                (189,908)          (3,207,637) (c)    (303,240)     (6,131,615)
                                  --------      ---------------         --------    ------------
 Net increase (decrease)           199,580      $     3,261,114          (53,450)   $ (1,163,445)
                                  ========      ===============         ========    ============

                                                        K SHARES
S&P SMALLCAP INDEX FUND        ----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2008              August 31, 2007
                               ----------------------------- ----------------------------
                                   Shares         Value         Shares         Value
                               ------------- --------------- ------------ ---------------
Shares sold                        137,318    $   2,316,227     134,437    $   2,687,631
Shares issued in reinvestment
 of distributions                   64,087        1,085,216      33,908          656,299
                                   -------    -------------     -------    -------------
                                   201,405        3,401,443     168,345        3,343,930
Shares repurchased                (162,804)      (2,646,749)    (68,556)      (1,375,887)
                                  --------    -------------     -------    -------------
 Net increase (decrease)            38,601    $     754,694      99,789    $   1,968,043
                                  ========    =============     =======    =============

                                                      DIRECT SHARES
EQUITY INCOME FUND             -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2008               August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        164,408    $  2,684,685       427,974    $   7,917,605
Shares issued in reinvestment
 of distributions                   41,972         717,772        51,827          903,098
                                   -------    ------------       -------    -------------
                                   206,380       3,402,457       479,801        8,820,703
Shares repurchased                (377,980)     (6,171,616)     (200,500)      (3,560,762)
                                  --------    ------------      --------    -------------
 Net increase (decrease)          (171,600)   $ (2,769,159)      279,301    $   5,259,941
                                  ========    ============      ========    =============

                                                       K SHARES
EQUITY INCOME FUND             ---------------------------------------------------------
                                        Year Ended                   Year Ended
                                     August 31, 2008              August 31, 2007
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                        82,582    $   1,368,203      88,431    $   1,573,891
Shares issued in reinvestment
 of distributions                   8,570          146,445      11,717          204,256
                                   ------    -------------      ------    -------------
                                   91,152        1,514,648     100,148        1,778,147
Shares repurchased                (87,482)      (1,426,715)    (58,517)      (1,041,675)
                                  -------    -------------     -------    -------------
 Net increase (decrease)            3,670    $      87,933      41,631    $     736,472
                                  =======    =============     =======    =============

EUROPEAN GROWTH                                       DIRECT SHARES
& INCOME FUND                  -----------------------------------------------------------
                                        Year Ended                    Year Ended
                                      August 31, 2008               August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        291,537    $   3,275,659      198,232    $   2,192,831
Shares issued in reinvestment
 of distributions                   19,366          206,099       14,293          155,118
                                   -------    -------------      -------    -------------
                                   310,903        3,481,758      212,525        2,347,949
Shares repurchased                (120,034)      (1,307,558)    (136,006)      (1,467,919)
                                  --------    -------------     --------    -------------
 Net increase (decrease)           190,869    $   2,174,200       76,519    $     880,030
                                  ========    =============     ========    =============

EUROPEAN GROWTH                                        K SHARES
& INCOME FUND                  --------------------------------------------------------
                                        Year Ended                   Year Ended
                                      August 31, 2008             August 31, 2007
                               ----------------------------- --------------------------
                                   Shares         Value         Shares        Value
                               ------------- --------------- ------------ -------------
Shares sold                        182,160    $   2,040,637     184,866    $1,992,272
Shares issued in reinvestment
 of distributions                   11,101          118,170      10,235       112,579
                                   -------    -------------     -------    ----------
                                   193,261        2,158,807     195,101     2,104,851
Shares repurchased                (203,072)      (2,269,808)    (79,008)     (849,073)
                                  --------    -------------     -------    ----------
 Net increase (decrease)            (9,811)   $    (111,001)    116,093    $1,255,778
                                  ========    =============     =======    ==========

                                                          DIRECT SHARES
NASDAQ-100 INDEX FUND          -------------------------------------------------------------------
                                            Year Ended                        Year Ended
                                          August 31, 2008                   August 31, 2007
                               ------------------------------------- -----------------------------
                                    Shares             Value             Shares         Value
                               --------------- --------------------- ------------- ---------------
Shares sold                        1,284,341      $    6,420,142         271,685    $  1,250,717
Shares issued in reinvestment
 of distributions                      1,007               4,621               -               -
                                   ---------      --------------         -------    ------------
                                   1,285,348           6,424,763         271,685       1,250,717
Shares repurchased                (1,027,162)         (4,863,799)(d)    (597,034)     (2,713,242)
                                  ----------      --------------        --------    ------------
 Net increase (decrease)             258,186      $    1,560,964        (325,349)   $ (1,462,525)
                                  ==========      ==============        ========    ============



                                                       K SHARES
NASDAQ-100 INDEX FUND          ---------------------------------------------------------
                                        Year Ended                   Year Ended
                                      August 31, 2008              August 31, 2007
                               ----------------------------- ---------------------------
                                   Shares         Value          Shares        Value
                               ------------- --------------- ------------- -------------
Shares sold                        378,685    $   1,813,044      440,595    $1,983,147
Shares issued in reinvestment
 of distributions                        -                -            -             -
                                   -------    -------------      -------    ----------
                                   378,685        1,813,044      440,595     1,983,147
Shares repurchased                (454,986)      (2,130,831)    (217,750)     (984,161)
                                  --------    -------------     --------    ----------
 Net increase (decrease)           (76,301)   $    (317,787)     222,845    $  998,986
                                  ========    =============     ========    ==========

(a)   Net of redemption fees of: $10

(b)   Net of redemption fees of: $26

(c)   Net of redemption fees of: $76

(d)   Net of redemption fees of: $1,023

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

                                                          Year Ended     Year Ended       Year Ended       Year Ended     Year Ended
                                                          August 31,     August 31,       August 31,       August 31,     August 31,
                                                             2008           2007             2006             2005           2004
CALIFORNIA TAX-FREE INCOME FUND                          ------------ ---------------- ---------------- ---------------- -----------
Net asset value, beginning of year                         $  11.49       $  11.85        $   12.41        $   12.78      $ 12.66
                                                           --------      ---------        ---------        ---------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  0.45           0.52             0.50             0.50          0.50
 Net gain (loss) on securities
  (both realized and unrealized)                              (0.01)         (0.29)           (0.29)           (0.13)         0.22
                                                           --------      ---------        ---------        ---------      --------
  Total from investment operations                             0.44           0.23             0.21             0.37          0.72
                                                           --------      ---------        ---------        ---------      --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.47)         (0.49)           (0.50)           (0.51)        (0.50)
 Distributions from capital gains                             (0.06)         (0.10)           (0.27)           (0.23)        (0.10)
                                                           --------      ---------        ---------        ---------      --------
  Total distributions                                         (0.53)         (0.59)           (0.77)           (0.74)        (0.60)
                                                           --------      ---------        ---------        ---------      --------
 Paid in capital from redemption fee (Note 1)                     -          (0.00)(a)        (0.00)(a)        (0.00)(a)       N/A
                                                           --------      ---------        ---------        ---------      --------
Net asset value, end of year                               $  11.40      $   11.49        $   11.85        $   12.41      $  12.78
                                                           ========      =========        =========        =========      ========
Total return                                                   3.96%          1.95%            1.84%            2.96%         5.82%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $118,342      $ 120,996        $ 127,178        $ 142,125      $158,327
 Ratio of expenses to average net assets:                      0.72%          0.71%            0.71%            0.66%         0.62%
 Ratio of net investment income to average net assets:         3.92%          4.39%            4.17%            4.05%         3.86%
 Portfolio turnover                                            5.37%          9.30%           17.01%           31.95%        11.64%


                                                          Year Ended   Year Ended   Year Ended     Year Ended     Year Ended
                                                          August 31,   August 31,   August 31,     August 31,     August 31,
                                                             2008         2007         2006           2005           2004
CALIFORNIA INSURED INTERMEDIATE FUND                     ------------ ------------ ------------ ---------------- -----------
Net asset value, beginning of year                         $ 10.42      $ 10.49      $ 10.79       $  10.98        $ 10.80
                                                           -------      -------      -------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                 0.32         0.33         0.33           0.34           0.33
 Net gain (loss) on securities
  (both realized and unrealized)                              0.15        (0.06)       (0.16)         (0.17)          0.21
                                                           -------      -------      -------       --------        -------
  Total from investment operations                            0.47         0.27         0.17           0.17           0.54
                                                           -------      -------      -------       --------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.32)       (0.33)       (0.33)         (0.34)         (0.33)
 Distributions from capital gains                                -        (0.01)       (0.14)         (0.02)         (0.03)
                                                           -------      -------      -------       --------        -------
  Total distributions                                        (0.32)       (0.34)       (0.47)         (0.36)         (0.36)
                                                           -------      -------      -------       --------        -------
 Paid in capital from redemption fee (Note 1)                    -            -            -          (0.00)(a)        N/A
                                                           -------      -------      -------       --------        -------
Net asset value, end of year                               $ 10.57      $ 10.42      $ 10.49       $  10.79        $ 10.98
                                                           =======      =======      =======       ========        =======
Total return                                                  4.54%        2.64%        1.67%          1.58%          5.06%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $15,542      $17,767      $19,631       $ 22,066        $26,353
 Ratio of expenses to average net assets:
  Before expense reimbursements                               0.89%        0.88%        0.89%          0.78%          0.71%
  After expense reimbursements                                0.68%        0.68%        0.68%          0.65%          0.59%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               2.79%        2.96%        2.92%          2.95%          2.85%
  After expense reimbursements                                3.00%        3.16%        3.12%          3.08%          2.97%
 Portfolio turnover                                           0.00%        0.00%        2.75%          9.18%         21.62%

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                          Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                                          August 31,    August 31,   August 31,   August 31,    August 31,
                                                             2008          2007         2006         2005          2004
CALIFORNIA TAX-FREE MONEY MARKET FUND                    ------------ ------------- ------------ ------------ -------------
Net asset value, beginning of year                         $  1.000     $  1.000      $  1.000     $  1.000     $  1.000
                                                           --------     --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                              $  0.023     $  0.030      $  0.025     $  0.014     $  0.005
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.023)    $ (0.030)     $ (0.025)    $ (0.014)    $ (0.005)
                                                           --------     --------      --------     --------     --------
Net asset value, end of year                               $  1.000     $  1.000      $  1.000     $  1.000     $  1.000
                                                           ========     ========      ========     ========     ========
Total return                                                   2.32%        3.00%         2.52%        1.46%        0.54%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 81,164     $100,979      $ 81,876     $ 55,785     $ 93,180
 Ratio of expenses to average net assets:
  Before expense reimbursements                                0.73%        0.71%         0.75%        0.69%        0.65%
  After expense reimbursements                                 0.53%        0.53%         0.53%        0.50%        0.44%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                2.14%        2.79%         2.32%        1.22%        0.33%
  After expense reimbursements                                 2.34%        2.97%         2.54%        1.41%        0.54%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended   Year Ended     Year Ended     Year Ended
                                                            August 31,     August 31,   August 31,     August 31,     August 31,
                                                               2008           2007         2006           2005           2004
U.S. GOVERNMENT SECURITIES FUND                          ---------------- ------------ ------------ ---------------- -----------
Net asset value, beginning of year                          $  10.22        $ 10.19      $ 10.51       $  10.60        $ 10.56
                                                            --------        -------      -------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                   0.38           0.42         0.42           0.37           0.35
 Net gain (loss) on securities
  (both realized and unrealized)                                0.24           0.04        (0.32)         (0.00)(a)       0.09
                                                            --------        -------      -------       --------        -------
  Total from investment operations                              0.62           0.46         0.10           0.37           0.44
                                                            --------        -------      -------       --------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                          (0.38)         (0.43)       (0.42)         (0.37)         (0.32)
 Distributions from capital gains                                  -              -            -          (0.09)         (0.08)
                                                            --------        -------      -------       --------       --------
  Total distributions                                          (0.38)         (0.43)       (0.42)         (0.46)         (0.40)
                                                            --------        -------      -------       --------       --------
 Paid in capital from redemption fee (Note 1)                  (0.00)(a)          -            -          (0.00)(a)        N/A
                                                            --------        -------      -------       --------       --------
Net asset value, end of year                                $  10.46        $ 10.22      $ 10.19       $  10.51        $ 10.60
                                                            ========        =======      =======       ========        =======
Total return                                                    6.10%          4.63%        1.00%          3.60%          4.23%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 21,632        $19,762      $21,430       $ 25,024       $ 27,454
 Ratio of expenses to average net assets:
  Before expense reimbursements                                 0.85%          0.87%        0.86%          0.79%          0.75%
  After expense reimbursements                                  0.74%          0.74%        0.74%          0.71%          0.65%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                 3.48%          3.95%        3.94%          3.46%          2.92%
  After expense reimbursements                                  3.59%          4.08%        4.06%          3.54%          3.02%
 Portfolio turnover                                            41.39%         56.53%       71.63%         39.85%        103.98%

                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                          $ 10.29     $  10.26     $  10.57      $ 10.65       $  10.55
                                                           --------     --------      -------      -------       --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  0.33         0.37         0.36         0.31           0.23
 Net gain (loss) on securities
  (both realized and unrealized)                               0.24         0.04        (0.31)        0.01           0.15
                                                           --------     --------      -------      -------       --------
  Total from investment operations                             0.57         0.41         0.05         0.32           0.38
                                                           --------     --------      -------      -------       --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.33)       (0.38)       (0.36)       (0.31)         (0.20)
 Distributions from capital gains                                 -            -            -        (0.09)         (0.08)
                                                           --------     --------      -------      -------       --------
  Total distributions                                         (0.33)       (0.38)       (0.36)       (0.40)         (0.28)
                                                           --------     --------      -------      -------       --------
 Paid in capital from redemption fee (Note 1)                     -            -            -            -            N/A
                                                           --------     --------      -------      -------       --------
Net asset value, end of year                               $  10.53     $  10.29      $ 10.26      $ 10.57       $  10.65
                                                           ========     ========      =======      =======       ========
Total return                                                   5.57%        4.07%        0.55%        3.07%          3.66%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  6,107     $  6,329      $ 5,285      $ 4,308       $  1,689
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.35%        1.36%        1.36%        1.30%          1.25%***
  After expense reimbursements                                 1.24%        1.24%        1.24%        1.22%          1.15%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                2.98%        3.45%        3.44%        2.95%          2.42%***
  After expense reimbursements                                 3.09%        3.58%        3.56%        3.03%          2.52%***
 Portfolio turnover                                           41.39%       56.53%       71.63%       39.85%        103.98%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended     Year Ended     Year Ended
                                                          August 31,   August 31,   August 31,     August 31,     August 31,
                                                             2008         2007         2006           2005           2004
SHORT-TERM U.S. GOVERNMENT BOND FUND                     ------------ ------------ ------------ ---------------- -----------
Net asset value, beginning of year                         $  9.94      $  9.86      $  9.96       $  10.09        $ 10.11
                                                           -------      -------      -------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                 0.36         0.40         0.34           0.21           0.11
 Net gain (loss) on securities
  (both realized and unrealized)                              0.16         0.08        (0.10)         (0.13)             -
                                                           -------      -------      -------       --------        -------
  Total from investment operations                            0.52         0.48         0.24           0.08           0.11
                                                           -------      -------      -------       --------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.36)       (0.40)       (0.34)         (0.21)         (0.12)
 Distributions from capital gains                                -            -            -          (0.00)(a)      (0.01)
                                                           -------      -------      -------       --------        -------
  Total distributions                                        (0.36)       (0.40)       (0.34)         (0.21)         (0.13)
                                                           -------      -------      -------       --------        -------
Net asset value, end of year                               $ 10.10      $  9.94      $  9.86       $   9.96        $ 10.09
                                                           =======      =======      =======       ========        =======
Total return                                                  5.26%        4.94%        2.43%          0.82%          1.06%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $10,540      $10,381      $13,235       $ 15,354        $15,098
 Ratio of expenses to average net assets:
  Before expense reimbursements                               0.98%        0.94%        0.92%          0.85%          0.80%
  After expense reimbursements                                0.59%        0.59%        0.59%          0.56%          0.50%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               3.08%        3.61%        3.06%          1.77%          0.85%
  After expense reimbursements                                3.47%        3.96%        3.39%          2.06%          1.15%
 Portfolio turnover                                          56.46%       64.03%       82.25%        159.11%         62.58%

                                                          Year Ended   Year Ended   Year Ended     Year Ended     October 16, 2003*
                                                          August 31,   August 31,   August 31,     August 31,       to August 31,
                                                             2008         2007         2006           2005              2004
K Shares                                                 ------------ ------------ ------------ ---------------- ------------------
Net asset value, beginning of year                         $  9.96      $  9.87      $  9.96       $   10.10         $   10.12
                                                           -------      -------      -------       ---------         ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                 0.30         0.34         0.28            0.15              0.05
 Net gain (loss) on securities
  (both realized and unrealized)                              0.17         0.09        (0.09)          (0.14)            (0.01)
                                                           -------      -------      -------       ---------         ---------
  Total from investment operations                            0.47         0.43         0.19            0.01              0.04
                                                           -------      -------      -------       ---------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.30)       (0.34)       (0.28)          (0.15)            (0.05)
 Distributions from capital gains                                -            -            -           (0.00)(a)         (0.01)
                                                           -------      -------      -------       ---------         ---------
  Total distributions                                        (0.30)       (0.34)       (0.28)          (0.15)            (0.06)
                                                           -------      -------      -------       ---------         ---------
Net asset value, end of year                               $ 10.13      $  9.96      $  9.87       $    9.96         $   10.10
                                                           =======      =======      =======       =========         =========
Total return                                                  4.77%        4.41%        1.98%           0.20%             0.41%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 2,253      $ 2,099      $ 1,435       $   1,277         $   1,235
 Ratio of expenses to average net assets:
  Before expense reimbursements                               1.48%        1.44%        1.42%           1.35%             1.30%***
  After expense reimbursements                                1.09%        1.09%        1.09%           1.06%             1.00%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               2.58%        3.11%        2.56%           1.27%             0.35%***
  After expense reimbursements                                2.97%        3.46%        2.89%           1.56%             0.65%***
 Portfolio turnover                                          56.46%       64.03%       82.25%         159.11%            62.58%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                          August 31,   August 31,   August 31,   August 31,    August 31,
                                                             2008         2007         2006         2005          2004
THE UNITED STATES TREASURY TRUST                         ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of year                         $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                              $  0.021     $  0.044     $  0.037     $  0.017     $  0.006
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.021)    $ (0.044)    $ (0.037)    $ (0.017)    $ (0.006)
                                                           --------     --------     --------     --------     --------
Net asset value, end of year                               $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                           ========     ========     ========     ========     ========
Total return                                                   2.21%        4.54%        3.74%        1.72%        0.63%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 39,535     $ 36,664     $ 48,604     $ 36,919     $ 39,143
 Ratio of expenses to average net assets:
  Before expense reimbursements                                0.79%        0.78%        0.80%        0.74%        0.71%
  After expense reimbursements                                 0.53%        0.53%        0.53%        0.48%        0.36%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                1.88%        4.20%        3.61%        1.59%        0.28%
  After expense reimbursements                                 2.14%        4.45%        3.88%        1.85%        0.63%


                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                           --------     --------     --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                              $  0.017     $  0.039     $  0.032     $  0.012      $  0.001
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.017)    $ (0.039)    $ (0.032)    $ (0.012)     $ (0.001)
                                                           --------     --------     --------     --------      --------
Net asset value, end of year                               $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
                                                           ========     ========     ========     ========      ========
Total return                                                   1.70%        4.02%        3.22%        1.22%         0.12%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  2,737     $  2,894     $  2,487     $  2,490      $    944
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.29%        1.28%        1.30%        1.25%         1.21%***
  After expense reimbursements                                 1.03%        1.03%        1.03%        0.99%         0.86%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                1.47%        3.70%        3.11%        1.08%        (0.22)%***
  After expense reimbursements                                 1.73%        3.95%        3.38%        1.34%         0.13%***

*     Commencement of operations

**    Not Annualized

***   Annualized

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                            Year Ended       Year Ended
                                                            August 31,       August 31,
                                                               2008             2007
S&P 500 INDEX FUND                                       ---------------- ----------------
Net asset value, beginning of year                          $   29.70        $   26.31
                                                            ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.48             0.46
 Net gain (loss) on securities
  (both realized and unrealized)                                (3.79)            3.40
                                                            ---------        ---------
  Total from investment operations                              (3.31)            3.86
                                                            ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.48)           (0.47)
 Distributions from capital gains                                   -                -
                                                            ---------        ---------
  Total distributions                                           (0.48)           (0.47)
                                                            ---------        ---------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)
                                                            ---------        ---------
Net asset value, end of year                                $   25.91        $   29.70
                                                            =========        =========
Total return                                                   (11.25)%          14.75%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $  87,760        $ 105,804
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.51%            0.51%
  After expense reimbursements                                   0.36%            0.36%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  1.57%            1.44%
  After expense reimbursements                                   1.72%            1.59%
 Portfolio turnover                                              2.90%            2.63%

                                                            Year Ended       Year Ended     Year Ended
                                                            August 31,       August 31,     August 31,
                                                               2006             2005           2004
S&P 500 INDEX FUND                                       ---------------- ---------------- -----------
Net asset value, beginning of year                          $   24.61        $   22.32     $  20.36
                                                            ---------        ---------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.42             0.44         0.32
 Net gain (loss) on securities
  (both realized and unrealized)                                 1.68             2.29         1.95
                                                            ---------        ---------     --------
  Total from investment operations                               2.10             2.73         2.27
                                                            ---------        ---------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.40)           (0.44)       (0.31)
 Distributions from capital gains                                   -                -            -
                                                            ---------        ---------     --------
  Total distributions                                           (0.40)           (0.44)       (0.31)
                                                            ---------        ---------     --------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)      N/A
                                                            ---------        ---------     --------
Net asset value, end of year                                $   26.31        $   24.61     $  22.32
                                                            =========        =========     ========
Total return                                                     8.61%           12.31%       11.16%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 100,927        $ 102,899     $106,305
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.53%            0.46%        0.43%
  After expense reimbursements                                   0.36%            0.33%        0.27%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  1.44%            1.35%        1.27%
  After expense reimbursements                                   1.61%            1.48%        1.43%
 Portfolio turnover                                              3.56%            3.36%        2.00%

                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $  29.82     $  26.41      $ 24.70      $ 22.37        $ 21.17
                                                           --------     --------     --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  0.34         0.32         0.28         0.29           0.12
 Net gain (loss) on securities
  (both realized and unrealized)                              (3.77)        3.41         1.69         2.33           1.16
                                                           --------     --------     --------     --------       --------
  Total from investment operations                            (3.43)        3.73         1.97         2.62           1.28
                                                           --------     --------     --------     --------       --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.34)       (0.32)       (0.26)       (0.29)         (0.08)
 Distributions from capital gains                                 -            -            -            -              -
                                                           --------     --------     --------     --------       --------
  Total distributions                                         (0.34)       (0.32)       (0.26)       (0.29)         (0.08)
                                                           --------     --------     --------     --------       --------
 Paid in capital from redemption fee (Note 1)                     -            -            -            -            N/A
                                                           --------     --------     --------     --------       --------
Net asset value, end of year                               $  26.05     $  29.82     $  26.41     $  24.70       $  22.37
                                                           ========     ========     ========     ========       ========
Total return                                                 (11.58)%      14.17%        8.04%       11.77%          6.05%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  6,803     $  8,292     $  6,159     $  4,641       $  2,261
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.01%        1.01%        1.03%        0.97%          0.93%***
  After expense reimbursements                                 0.86%        0.86%        0.86%        0.84%          0.77%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                1.07%        0.94%        0.94%        0.84%          0.77%***
  After expense reimbursements                                 1.22%        1.09%        1.11%        0.97%          0.93%***
 Portfolio turnover                                            2.90%        2.63%        3.56%        3.36%          2.00%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                            Year Ended       Year Ended
                                                            August 31,       August 31,
                                                               2008             2007
S&P MIDCAP INDEX FUND                                    ---------------- ----------------
Net asset value, beginning of year                          $   24.85        $   22.89
                                                            ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.18             0.16
 Net gain (loss) on securities
  (both realized and unrealized)                                (1.24)            3.34
                                                            ---------        ---------
  Total from investment operations                              (1.06)            3.50
                                                            ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.17)           (0.19)
 Distributions from capital gains                               (2.68)           (1.35)
                                                            ---------        ---------
  Total distributions                                           (2.85)           (1.54)
                                                            ---------        ---------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)
                                                            ---------        ---------
Net asset value, end of year                                $   20.94        $   24.85
                                                            =========        =========
Total return                                                    (4.78)%          15.74%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 148,971        $ 171,024
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.64%            0.63%
  After expense reimbursements                                   0.58%            0.58%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  0.76%            0.61%
  After expense reimbursements                                   0.81%            0.66%
 Portfolio turnover                                             18.18%           14.61%

                                                            Year Ended       Year Ended     Year Ended
                                                            August 31,       August 31,     August 31,
                                                               2006             2005           2004
S&P MIDCAP INDEX FUND                                    ---------------- ---------------- -----------
Net asset value, beginning of year                          $   23.34        $   19.00     $  17.01
                                                            ---------        ---------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.21             0.18         0.13
 Net gain (loss) on securities
  (both realized and unrealized)                                 1.11             4.34         1.98
                                                            ---------        ---------     --------
  Total from investment operations                               1.32             4.52         2.11
                                                            ---------        ---------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.21)           (0.18)       (0.12)
 Distributions from capital gains                               (1.56)               -            -
                                                            ---------        ---------     --------
  Total distributions                                           (1.77)           (0.18)       (0.12)
                                                            ---------        ---------     --------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)      N/A
                                                            ---------        ---------     --------
Net asset value, end of year                                $   22.89        $   23.34      $ 19.00
                                                            =========        =========      =======
Total return                                                     5.80%           23.87%       12.44%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $ 162,988        $ 161,655     $126,678
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.64%            0.59%        0.58%
  After expense reimbursements                                   0.58%            0.55%        0.49%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  0.84%            0.80%        0.60%
  After expense reimbursements                                   0.91%            0.84%        0.69%
 Portfolio turnover                                             13.83%           18.07%       12.75%

                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $ 24.85      $  22.88      $ 23.34      $ 19.00        $ 17.78
                                                           -------      --------      -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                 0.07          0.04         0.09         0.07           0.05
 Net gain (loss) on securities
  (both realized and unrealized)                             (1.22)         3.35         1.10         4.34           1.19
                                                           -------      --------      -------      -------        -------
  Total from investment operations                           (1.15)         3.39         1.19         4.41           1.24
                                                           -------      --------      -------      -------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.08)        (0.07)       (0.09)       (0.07)         (0.02)
 Distributions from capital gains                            (2.68)        (1.35)       (1.56)           -              -
                                                           -------      --------      -------      -------        -------
  Total distributions                                        (2.76)        (1.42)       (1.65)       (0.07)         (0.02)
                                                           -------      --------      -------      -------        -------
 Paid in capital from redemption fee (Note 1)                    -             -            -            -            N/A
                                                           -------      --------      -------      -------        -------
Net asset value, end of year                               $ 20.94      $  24.85      $ 22.88      $ 23.34        $ 19.00
                                                           =======      ========      =======      =======        =======
Total return                                                 (5.18)%       15.22%        5.23%       23.26%          6.96%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 6,392      $  7,302      $ 5,617      $ 4,881        $ 2,459
 Ratio of expenses to average net assets:
  Before expense reimbursements                               1.14%         1.13%        1.14%        1.09%          1.08%***
  After expense reimbursements                                1.08%         1.08%        1.08%        1.05%          0.99%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               0.26%         0.11%        0.34%        0.30%          0.10%***
  After expense reimbursements                                0.31%         0.16%        0.41%        0.34%          0.19%***
 Portfolio turnover                                          18.18%        14.61%       13.83%       18.07%         12.75%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended
                                                            August 31,     August 31,
                                                               2008           2007
S&P SMALLCAP INDEX FUND                                  ---------------- ------------
Net asset value, beginning of year                          $   20.11       $ 19.38
                                                            ---------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.07          0.12
 Net gain (loss) on securities
  (both realized and unrealized)                                (1.27)         2.38
                                                            ---------       -------
  Total from investment operations                              (1.20)         2.50
                                                            ---------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.06)        (0.13)
 Distributions from capital gains                               (2.24)        (1.64)
                                                            ---------       -------
  Total distributions                                           (2.30)        (1.77)
                                                            ---------       -------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)         -
                                                            ---------       -------
Net asset value, end of year                                $   16.61       $ 20.11
                                                            =========       =======
Total return                                                    (6.18)%       13.25%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $  23,524       $24,462
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.89%         0.90%
  After expense reimbursements                                   0.74%         0.74%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  0.25%         0.44%
  After expense reimbursements                                   0.40%         0.60%
 Portfolio turnover                                             15.14%         9.19%

                                                            Year Ended       Year Ended     Year Ended
                                                            August 31,       August 31,     August 31,
                                                               2006             2005           2004
S&P SMALLCAP INDEX FUND                                  ---------------- ---------------- -----------
Net asset value, beginning of year                          $   19.08        $   15.85       $ 14.07
                                                            ---------        ---------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.10             0.09          0.04
 Net gain (loss) on securities
  (both realized and unrealized)                                 1.18             3.99          1.92
                                                            ---------        ---------       -------
  Total from investment operations                               1.28             4.08         1.96
                                                            ---------        ---------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.10)           (0.09)        (0.04)
 Distributions from capital gains                               (0.88)           (0.76)        (0.14)
                                                            ---------        ---------       -------
  Total distributions                                           (0.98)           (0.85)        (0.18)
                                                            ---------        ---------       -------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)       N/A
                                                            ---------        ---------       -------
Net asset value, end of year                                $   19.38        $   19.08       $ 15.85
                                                            =========        =========       =======
Total return                                                     6.94%           26.17%        13.93%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $  24,609        $  24,250       $20,742
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.92%            0.86%         0.82%
  After expense reimbursements                                   0.74%            0.71%         0.65%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  0.33%            0.37%         0.09%
  After expense reimbursements                                   0.51%            0.52%         0.26%
 Portfolio turnover                                             11.24%            7.25%        14.60%

                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $ 20.04      $ 19.33      $ 19.04      $ 15.82       $   14.78
                                                           -------      -------      -------      -------       ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                (0.02)        0.02            -         0.01           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                             (1.24)        2.38         1.18         3.97            1.19
                                                           -------      -------      -------      -------       ---------
  Total from investment operations                           (1.26)        2.40         1.18         3.98            1.18
                                                           -------      -------      -------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                            -        (0.05)       (0.01)           -               -
 Distributions from capital gains                            (2.24)       (1.64)       (0.88)       (0.76)          (0.14)
                                                           -------      -------      -------      -------       ---------
  Total distributions                                        (2.24)       (1.69)       (0.89)       (0.76)          (0.14)
                                                           -------      -------      -------      -------       ---------
 Paid in capital from redemption fee (Note 1)                    -            -            -            -             N/A
                                                           -------      -------      -------      -------       ---------
Net asset value, end of year                               $ 16.54      $ 20.04      $ 19.33      $ 19.04       $   15.82
                                                           =======      =======      =======      =======       =========
Total return                                                 (6.58)%      12.70%        6.38%       25.53%           7.99%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 8,529      $ 9,556      $ 7,290      $ 6,070       $   2,700
 Ratio of expenses to average net assets:
  Before expense reimbursements                               1.39%        1.40%        1.42%        1.36%           1.32%***
  After expense reimbursements                                1.24%        1.24%        1.24%        1.21%           1.15%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                              (0.25)%      (0.06)%      (0.17)%      (0.13)%         (0.41)%***
  After expense reimbursements                               (0.10)%       0.10%        0.01%        0.02%          (0.24)%***
 Portfolio turnover                                          15.14%        9.19%       11.24%        7.25%          14.60%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)        Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended     Year Ended       Year Ended     Year Ended
                                                          August 31,   August 31,     August 31,       August 31,     August 31,
                                                             2008         2007           2006             2005           2004
EQUITY INCOME FUND                                       ------------ ------------ ---------------- ---------------- -----------
Net asset value, beginning of year                         $ 17.96      $ 16.52       $  16.12         $  14.07        $ 12.32
                                                           -------      -------       --------         --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                 0.29         0.29           0.26             0.26           0.20
 Net gain (loss) on securities
  (both realized and unrealized)                             (1.96)        2.08           0.76             2.05           1.70
                                                           -------      -------       --------         --------        -------
  Total from investment operations                           (1.67)        2.37           1.02             2.31           1.90
                                                           -------      -------       --------         --------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.28)       (0.31)         (0.27)           (0.26)         (0.15)
 Distributions from capital gains                            (0.32)       (0.62)         (0.35)               -              -
                                                           -------      -------       --------         --------        -------
  Total distributions                                        (0.60)       (0.93)         (0.62)           (0.26)         (0.15)
                                                           -------      -------       --------         --------        -------
 Paid in capital from redemption fee (Note 1)                    -            -          (0.00)(a)        (0.00)(a)        N/A
                                                           -------      -------       --------         --------        -------
Net asset value, end of year                               $ 15.69      $ 17.96       $  16.52         $  16.12        $ 14.07
                                                           =======      =======       ========         ========        =======
Total return                                                 (9.52)%      14.56%          6.50%           16.51%         15.51%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $17,914      $23,584       $ 17,090         $ 16,641        $13,137
 Ratio of expenses to average net assets:
  Before expense reimbursements                               0.86%        0.88%          0.91%            0.87%          0.90%
  After expense reimbursements                                0.86%        0.88%          0.90%            0.85%          0.80%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               1.76%        1.64%          1.61%            1.70%          1.04%
  After expense reimbursements                                1.76%        1.64%          1.62%            1.72%          1.14%
 Portfolio turnover                                          15.93%        1.48%          2.59%            3.25%         14.43%

                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $ 17.88      $  16.56      $ 16.17      $ 14.10        $ 12.90
                                                           -------      --------      -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                 0.21          0.21         0.18         0.18           0.01
 Net gain (loss) on securities
  (both realized and unrealized)                             (1.92)         1.96         0.75         2.07           1.21
                                                           -------      --------      -------      -------        -------
  Total from investment operations                           (1.71)         2.17         0.93         2.25           1.22
                                                           -------      --------      -------      -------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.21)        (0.23)       (0.19)       (0.18)         (0.02)
 Distributions from capital gains                            (0.32)        (0.62)       (0.35)           -              -
                                                           -------      --------      -------      -------        -------
  Total distributions                                        (0.53)        (0.85)       (0.54)       (0.18)         (0.02)
                                                           -------      --------      -------      -------        -------
 Paid in capital from redemption fee (Note 1)                    -             -            -            -            N/A
                                                           -------      --------      -------      -------        -------
Net asset value, end of year                               $ 15.64      $  17.88      $ 16.56      $ 16.17        $ 14.10
                                                           =======      ========      =======      =======        =======
Total return                                                 (9.81)%       13.29%        5.92%       16.00%          9.47%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $ 4,326      $  4,878      $ 3,829      $ 3,234        $ 1,470
 Ratio of expenses to average net assets:
  Before expense reimbursements                               1.36%         1.38%        1.41%        1.37%          1.40%***
  After expense reimbursements                                1.36%         1.38%        1.40%        1.35%          1.30%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               1.26%         1.14%        1.11%        1.20%          0.54%***
  After expense reimbursements                                1.26%         1.14%        1.12%        1.22%          0.64%***
 Portfolio turnover                                          15.93%         1.48%        2.59%        3.25%         14.43%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended   Year Ended     Year Ended     Year Ended
                                                          August 31,   August 31,   August 31,     August 31,     August 31,
                                                             2008         2007         2006           2005           2004
EUROPEAN GROWTH & INCOME FUND                            ------------ ------------ ------------ ---------------- -----------
Net asset value, beginning of year                         $  11.27     $  9.91      $  8.57       $   7.10        $  6.18
                                                           --------     -------      -------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  0.28        0.23         0.24           0.15           0.16
 Net gain (loss) on securities
  (both realized and unrealized)                              (1.55)       1.40         1.29           1.48           0.89
                                                           --------     -------      -------       --------        -------
  Total from investment operations                            (1.27)       1.63         1.53           1.63           1.05
                                                           --------     -------      -------       --------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.27)      (0.27)       (0.19)         (0.16)         (0.13)
 Distributions from capital gains                                 -           -            -              -              -
                                                           --------     -------      -------       --------        -------
  Total distributions                                         (0.27)      (0.27)       (0.19)         (0.16)         (0.13)
                                                           --------     -------      -------       --------        -------
 Paid in capital from redemption fee (Note 1)                     -           -            -          (0.00)(a)        N/A
                                                           --------     -------      -------       --------        -------
Net asset value, end of year                               $   9.73     $ 11.27      $  9.91       $   8.57        $  7.10
                                                           ========     =======      =======       ========        =======
Total return                                                 (11.48)%     16.54%       17.97%         23.15%         17.04%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  8,213     $ 7,367      $ 5,719       $  5,024        $ 3,923
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.34%       1.41%        1.49%          1.55%          1.72%
  After expense reimbursements                                 1.00%       1.00%        1.00%          0.98%          0.95%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                2.37%       1.83%        2.48%          1.41%          1.17%
  After expense reimbursements                                 2.70%       2.24%        2.97%          1.98%          1.94%
 Portfolio turnover                                            0.00%       0.00%        3.24%          1.47%          2.01%

                                                          Year Ended   Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,   August 31,   August 31,     to August 31,
                                                             2008         2007         2006         2005            2004
K Shares                                                 ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $  11.31     $  9.94      $  8.60      $  7.11        $   6.61
                                                           --------     -------      -------      -------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  0.23        0.18         0.19         0.10            0.08
 Net gain (loss) on securities
  (both realized and unrealized)                              (1.55)       1.40         1.29         1.51            0.48
                                                           --------     -------      -------      -------        --------
  Total from investment operations                            (1.32)       1.58         1.48         1.61            0.56
                                                           --------     -------      -------      -------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.21)      (0.21)       (0.14)       (0.12)          (0.06)
 Distributions from capital gains                                 -           -            -            -               -
                                                           --------     -------      -------      -------        --------
  Total distributions                                         (0.21)      (0.21)       (0.14)       (0.12)          (0.06)
                                                           --------     -------      -------      -------        --------
 Paid in capital from redemption fee (Note 1)                     -           -            -            -             N/A
                                                           --------     -------      -------      -------        --------
Net asset value, end of year                               $   9.78     $ 11.31      $  9.94      $  8.60        $   7.11
                                                           ========     =======      =======      =======        ========
Total return                                                 (11.79)%     16.02%       17.31%       22.78%           8.43%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $  5,541     $ 6,519      $ 4,576      $ 3,052        $  1,177
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.84%       1.91%        1.99%        2.07%           2.22%***
  After expense reimbursements                                 1.50%       1.50%        1.50%        1.50%           1.45%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                1.63%       1.33%        1.98%        0.89%           0.67%***
  After expense reimbursements                                 1.98%       1.74%        2.47%        1.46%           1.44%***
 Portfolio turnover                                            0.00%       0.00%        3.24%        1.47%           2.01%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) - (CONTINUED)
--------------------------------------------------------------------------------

                                                            Year Ended       Year Ended
                                                            August 31,       August 31,
                                                               2008             2007
NASDAQ-100 INDEX FUND                                    ---------------- ----------------
Net asset value, beginning of year                          $    4.97        $    3.96
                                                            ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                    0.00            (0.00)(a)
 Net gain (loss) on securities
  (both realized and unrealized)                                (0.28)            1.01
                                                            ---------        ---------
  Total from investment operations                              (0.28)            1.01
                                                            ---------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                               -                -
 Distributions from capital gains                                   -                -
 Return of capital distribution                                 (0.00)(a)            -
                                                            ---------        ---------
  Total distributions                                           (0.00)(a)            -
                                                            ---------        ---------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)            -
                                                            ---------        ---------
Net asset value, end of year                                $    4.69        $    4.97
                                                            =========        =========
Total return                                                    (5.60)%          25.51%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $  13,968        $  13,542
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  0.98%            1.01%
  After expense reimbursements                                   0.58%^           0.74%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                 (0.33)%          (0.36)%
  After expense reimbursements                                   0.06%           (0.09)%
 Portfolio turnover                                             15.05%            5.02%



                                                            Year Ended       Year Ended     Year Ended
                                                            August 31,       August 31,     August 31,
                                                               2006             2005           2004
NASDAQ-100 INDEX FUND                                    ---------------- ---------------- -----------
Net asset value, beginning of year                          $    3.98        $    3.46       $  3.41
                                                            ---------        ---------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                   (0.00)(a)         0.03         (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                                (0.01)            0.51          0.06
                                                            ---------        ---------       -------
  Total from investment operations                              (0.01)            0.54          0.05
                                                            ---------        ---------       -------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.01)           (0.02)            -
 Distributions from capital gains                                   -                -             -
 Return of capital distribution                                     -                -             -
                                                            ---------        ---------       -------
  Total distributions                                           (0.01)           (0.02)            -
                                                            ---------        ---------       -------
 Paid in capital from redemption fee (Note 1)                   (0.00)(a)        (0.00)(a)       N/A
                                                            ---------        ---------       -------
Net asset value, end of year                                $    3.96        $    3.98       $  3.46
                                                            =========        =========       =======
Total return                                                    -0.24%           15.47%         1.47%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                         $  12,072        $  15,161       $14,349
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  1.03%            0.95%         0.91%
  After expense reimbursements                                   0.74%            0.71%         0.65%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                 (0.34)%           0.41%        (0.62)%
  After expense reimbursements                                  (0.05)%           0.65%        (0.36)%
 Portfolio turnover                                             14.07%            9.94%         8.82%

                                                            Year Ended    Year Ended   Year Ended   Year Ended   October 16, 2003*
                                                            August 31,    August 31,   August 31,   August 31,     to August 31,
                                                               2008          2007         2006         2005            2004
K Shares                                                 --------------- ------------ ------------ ------------ ------------------
Net asset value, beginning of year                         $     4.91      $   3.93     $   3.96     $   3.45      $     3.62
                                                           ----------      --------     --------     --------      ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                   (0.02)        (0.02)       (0.02)           -           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                                (0.28)         1.00        (0.01)        0.52           (0.16)
                                                           ----------      --------     --------     --------      ----------
  Total from investment operations                              (0.30)         0.98        (0.03)        0.52           (0.17)
                                                           ----------      --------     --------     --------      ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                               -             -            -        (0.01)              -
 Distributions from capital gains                                   -             -            -            -               -
                                                           ----------      --------     --------     --------      ----------
  Total distributions                                               -             -            -        (0.01)              -
                                                           ----------      --------     --------     --------      ----------
 Paid in capital from redemption fee (Note 1)                       -             -            -            -             N/A
                                                           ----------      --------     --------     --------      ----------
Net asset value, end of year                               $     4.61      $   4.91     $   3.93     $   3.96      $     3.45
                                                           ==========      ========     ========     ========      ==========
Total return                                                    (6.11)%       24.94%       -0.76%       15.13%          (4.70)%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of year (in 000's)                        $    5,262      $  5,978     $  3,908     $  3,417      $    1,651
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  1.48%         1.51%        1.53%        1.46%           1.41%***
  After expense reimbursements                                   1.08%^^       1.24%        1.24%        1.22%           1.15%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                 (0.83)%       (0.86)%      (0.84)%      (0.10)%         (1.12)%***
  After expense reimbursements                                  (0.44)%       (0.59)%      (0.55)%       0.14%          (0.86)%***
 Portfolio turnover                                             15.05%         5.02%       14.07%        9.94%           8.82%

*     Commencement of operations

**    Not Annualized

***   Annualized

^     Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund
      - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%

^^    Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund
      - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST      NOTES TO FINANCIAL STATEMENTS   AUGUST 31, 2008
--------------------------------------------------------------------------------

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities.

     California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation - Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds' Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

     (b) Futures Contracts - Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes - No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2008, available to offset future capital gains, if any, are as follows:

                                                                     Short-Term
              California     California Insured    United States    United States
            Tax-Free Money      Intermediate         Government      Government      S&P 500    European Growth    Nasdaq-100
 Expiring     Market Fund           Fund          Securities Fund     Bond Fund    Index Fund    & Income Fund     Index Fund
---------- ---------------- -------------------- ----------------- -------------- ------------ ----------------- -------------
   2009         $    -             $    -             $      -        $      -     $1,093,916       $ 40,585      $ 2,356,290
   2011              -                  -                    -               -      2,790,405        104,291        3,015,439
   2012          3,258                  -                    -               -              -          2,426        1,963,355
   2013              -                  -               19,440               -              -         59,164        2,084,713
   2014              -                  -              266,271         109,761              -          9,731          251,077
   2015              -                  -               80,163         144,017              -          6,268        1,821,380
   2016              -              9,443               36,974               -              -          9,647          364,175
                ------             ------             --------        --------     ----------       --------      -----------
   Total        $3,258             $9,443             $402,848        $253,778     $3,884,321       $232,112      $11,856,429
                ======             ======             ========        ========     ==========       ========      ===========

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

     Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2008, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                                 Increase (Decrease)
                                        Increase (Decrease)       Undistributed Net        Increase (Decrease)
                                          Paid-in Capital     Investment Income (Loss)   Accumulated Gain/(Loss)
                                       --------------------- -------------------------- ------------------------
California Tax-Free Income Fund             $        -                ($11,534)                $  11,534
U.S. Government Securities Fund                      -                  25,097                   (25,097)
Short-Term U.S. Government Bond Fund                 -                   1,625                    (1,625)
European Growth & Income Fund                  (53,456)                      -                    53,456
Nasdaq-100 Index Fund                         (552,997)                 15,664                   537,333

     (d) Security Transactions, Investment Income and Distributions to Shareholders - Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust's understanding of the applicable country's tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Among the considerations to be evaluated by the Board in this respect is the recent determination by the Board for these two Funds to participate in the initial term of the U.S. Department of the Treasury's (the "Treasury") Temporary Guarantee Program (the "Program"). The Program covers shares of any shareholder of record of either Fund as of September 19, 2008 ("Covered Shareholders"), with respect to any shares (i) held on an investor in either Fund as of the close of business on September 19, 2008, or (ii) held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less (the "Covered Shares"). Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, the Treasury will cover amounts necessary to bring the net asset value per share up to $1.00 for Covered Shares owned by Covered Shareholders. As structured, the Treasury has allocated $50 billion to support all money market funds, including the California Tax-Free Money Market Fund and The United States Treasury Trust, electing to participate in the Program.

     (e) Concentration - The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

     (f) Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

     (g) Share Valuations - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's NAV per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital, and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

     (h) Accounting for Uncertainty in Income Taxes - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has completed their analysis and the adoption of FIN 48 did not impact the Funds' net assets or results of operations.

     (i) Fair Value Measurements - In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements.

     (j) Disclosure about Derivative Instruments and Hedging Activities - In March 2008, the FASB issued SFAS No.161, "Disclosures about Derivative Instruments and Hedging Activities." SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees' review and approval. Reimbursement from the manager for the year ended August 31, 2008, is as follows:

                                                   Voluntary Expense Limitation
                                        --------------------------------------------------
Fund                                     Reimburse   Direct Shares   K Shares   Expiration
--------------------------------------- ----------- --------------- ---------- -----------
California Insured Intermediate Fund     $ 34,187         0.68%          N/A     12/31/08
California Tax-Free Money Market Fund    $166,408         0.53%          N/A     12/31/08
U.S. Government Securities Fund          $ 28,744         0.74%         1.24%    12/31/08
Short-Term U.S. Government Bond Fund     $ 46,843         0.59%         1.09%    12/31/08
The United States Treasury Trust         $107,074         0.53%         1.03%    12/31/08
S&P 500 Index Fund                       $157,300         0.36%         0.86%    12/31/08
S&P MidCap Index Fund                    $ 90,958         0.58%         1.08%    12/31/08
S&P SmallCap Index Fund                  $ 48,069         0.74%         1.24%    12/31/08
European Growth & Income Fund            $ 49,551         1.00%         1.50%    12/31/08
Nasdaq-100 Index fund                    $ 81,380         0.58%         1.08%    12/31/08

     At August 31, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,469,781. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund                                     Expires 8/31/09   Expires 8/31/10   Expires 8/31/11
--------------------------------------- ----------------- ----------------- ----------------
California Insured Intermediate Fund         $ 41,744          $ 36,934         $ 34,187
California Tax-Free Money Market Fund        $145,589          $175,932         $166,408
U.S. Government Securities Fund              $ 31,857          $ 33,268         $ 28,744
Short-Term U.S. Government Bond Fund         $ 50,442          $ 49,017         $ 46,843
The United States Treasury Trust             $104,529          $118,097         $107,074
S&P 500 Index Fund                           $187,303          $176,669         $157,300
S&P MidCap Index Fund                        $108,736          $ 89,673         $ 90,958
S&P SmallCap Index Fund                      $ 57,446          $ 56,922         $ 48,069
Equity Income Fund                           $    950          $      -         $      -
European Growth & Income Fund                $ 44,359          $ 49,572         $ 49,551
Nasdaq-100 Index Fund                        $ 51,952          $ 48,276         $ 81,380

     The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

     As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust . The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

     Certain officers and trustees of the Trust are also partners of CCM. Carman Leung has served as the Chief Compliance Officer ("CCO") of the Trust since May 2008. Ms. Leung is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

     California Investment Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares.

     California Investment Trust has adopted a Shareholder Services Plan (the "Services Plan"), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

     For the year ended August 31, 2008, the following were paid by the Class K Shares of each Fund of California Investment Trust:

                                                                    Shareholder
Fund                                                   12b-1 Fees   Service Fees
----------------------------------------------------- ------------ -------------
U.S. Government Securities Fund                          $15,144      $15,144
Short-Term U.S. Government Bond Fund                     $ 5,457      $ 5,457
The United States Treasury Trust                         $ 6,705      $ 6,705
S&P 500 Index Fund                                       $18,932      $18,932
S&P MidCap Index Fund                                    $16,759      $16,759
S&P SmallCap Index Fund                                  $21,275      $21,275
Equity Income Fund                                       $11,269      $11,269
European Growth & Income Fund                            $15,847      $15,847
Nasdaq-100 Index fund                                    $13,958      $13,958

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

Note 3 - PURCHASES AND SALES OF SECURITIES

     Purchases of sales of securities other than short-term investments during the year ended August 31, 2008 were as follows:

Fund                                                     Purchases      Sales
------------------------------------------------------- ------------ -----------
California Tax-Free Income Fund                         $ 6,065,410  $11,587,445
California Insured Intermediate Fund                    $        --  $ 1,750,740
U.S. Government Securities Fund                         $13,359,270  $ 9,465,024
Short-Term U.S. Government Bond Fund                    $ 7,664,926  $ 6,567,563
S&P 500 Index Fund                                      $ 3,019,994  $ 6,844,136
S&P MidCap Index Fund                                   $29,632,300  $37,965,474
S&P SmallCap Index Fund                                 $ 4,483,828  $ 5,494,514
Equity Income Fund                                      $ 3,594,083  $ 4,514,089
European Growth & Income Fund                           $ 2,040,025  $        --
Nasdaq-100 Index fund                                   $ 3,892,889  $ 2,949,486

Note 4 - TAX CHARACTER

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

     The tax character of distributions paid during the years ended August 31, 2008 and 2007 was as follows:

                                                Return of     Ordinary      Long-Term     Exempt-Interest       Total
                                                 Capital       Income     Capital Gains      Dividends      Distributions
                                               ----------- ------------- --------------- ----------------- --------------
California Tax-Free Income Fund         2008      $    -    $   25,204    $    640,958*      $4,910,623     $ 5,576,785
                                        2007      $    -    $        -    $  1,106,888       $5,113,137     $ 6,220,025
California Insured Intermediate Fund    2008      $    -    $        -    $          -       $  494,475     $   494,475
                                        2007      $    -    $        -    $     20,390       $  580,438     $   600,828
California Tax-Free Money Market Fund   2008      $    -    $        -    $          -       $1,990,131     $ 1,990,131
                                        2007      $    -    $        -    $          -       $2,836,260     $ 2,836,260
U.S. Government Securities Fund         2008      $    -    $  950,252    $          -                -     $   950,252
                                        2007      $    -    $1,085,692    $          -       $        -     $ 1,085,692
Short-Term U.S. Government Bond Fund    2008      $    -    $  408,608    $          -                -     $   408,608
                                        2007      $    -    $  538,719    $          -       $        -     $   538,719
The United States Treasury Trust        2008      $    -    $  868,026    $          -                -     $   868,026
                                        2007      $    -    $2,129,076    $          -       $        -     $ 2,129,076
S&P 500 Index Fund                      2008      $    -    $1,767,466    $          -                -     $ 1,767,466
                                        2007      $    -    $1,825,506    $          -       $        -     $ 1,825,506
S&P MidCap Index Fund                   2008      $    -    $1,470,997    $ 18,902,548*               -     $20,373,545
                                        2007      $    -    $1,355,279    $  9,742,612       $        -     $11,097,891
S&P Small Cap Index Fund                2008      $    -    $  369,571    $  3,504,511*               -     $ 3,874,082
                                        2007      $    -    $  456,866    $  2,412,503       $        -     $ 2,869,369
Equity Income Fund                      2008      $    -    $  576,264    $    331,163*               -     $   907,427
                                        2007      $    -    $  401,017    $    784,301       $        -     $ 1,185,318
European Growth & Income Fund           2008      $    -    $  329,631    $          -                -     $   329,631
                                        2007      $    -    $  272,574    $          -       $        -     $   272,574
Nasdaq-100 Index Fund                   2008      $4,675    $        -    $          -                -     $     4,675
                                        2007      $    -    $        -    $          -       $        -     $         -

* The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2008.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                                                 AUGUST 31, 2008
--------------------------------------------------------------------------------

     The tax character of distributable earnings at August 31, 2008 was as follows:

                                          Undistributed    Undistributed
                                             Ordinary        Long-Term
                                              Income        Capital Gain
                                        ----------------- ---------------
California Tax-Free Income Fund            $   21,361***     $        -
California Insured Intermediate Fund       $    3,661***     $        -
California Tax-Free Money Market Fund      $        -        $        -
U.S. Government Securities Fund            $   30,583        $        -
Short-Term U.S. Government Bond Fund       $    2,775        $        -
The United States Treasury Trust           $   21,440        $        -
S&P 500 Index Fund                         $  263,473        $        -
S&P MidCap Index Fund                      $  287,649        $2,426,582
S&P Small Cap Index Fund                   $  163,222        $2,846,057
Equity Income Fund                         $   59,807        $    2,856
European Growth & Income Fund              $   62,694        $        -
Nasdaq-100 Index Fund                      $        -        $        -

                                                            Unrealized                         Total
                                          Capital Loss     Appreciation    Post October    Distributable
                                         Carry Forwards   (Depreciation)     Losses**        Earnings
                                        ---------------- ---------------- -------------- ----------------
California Tax-Free Income Fund          $           -      $ 2,567,357     $        -     $  2,588,718
California Insured Intermediate Fund     $      (9,443)     $   268,826     $        -     $    263,044
California Tax-Free Money Market Fund    $      (3,258)     $         -     $        -     $     (3,258)
U.S. Government Securities Fund          $    (402,848)     $   393,986     $ (112,156)    $    (90,435)
Short-Term U.S. Government Bond Fund     $    (253,778)     $   169,144     $        -     $    (81,859)
The United States Treasury Trust         $           -      $         -     $        -     $     21,440
S&P 500 Index Fund                       $  (3,884,321)     $24,094,157     $        -     $ 20,473,309
S&P MidCap Index Fund                    $           -      $32,639,484     $        -     $ 35,353,715
S&P Small Cap Index Fund                 $           -      $ 2,757,755     $        -     $  5,767,034
Equity Income Fund                       $           -      $ 3,246,236     $ (499,339)    $  2,809,560
European Growth & Income Fund            $    (232,112)     $ 1,517,447     $        -     $  1,348,029
Nasdaq-100 Index Fund                    $ (11,856,429)     $ 3,253,311     $ (386,957)    $ (8,990,075)

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.

***   Tax exempt income.

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.


Note 5 -  INVESTMENTS IN THE UNITED STATES TREASURY TRUST FUND

      The Funds listed below invest short-term cash from time to time in The United States Treasury Trust as a "sweep" vehicle, so that investment return may be obtained on cash assets that are held by these Funds late in the day. The United States Treasury Trust (the Sweep Money Fund) is also managed by CCM and may be considered an affiliate since it has the same Officers, Trustees, and Investment Manager as the Funds. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

                                                                       Balance of
                                                                       Shares Held
                                                                      September 1,
Fund                                        Name of Issuer                2007
--------------------------------- ---------------------------------- --------------
U.S. Government Securities Fund    The United States Treasury Trust      10,633
Short-Term U.S. Government
 Bond Fund                         The United States Treasury Trust      19,703
S&P 500 Index Fund                 The United States Treasury Trust      61,520
S&P MidCap Index Fund              The United States Treasury Trust      11,527
S&P SmallCap Index Fund            The United States Treasury Trust      27,005
Equity Income Fund                 The United States Treasury Trust      87,433
European Growth & Income Fund      The United States Treasury Trust      12,943
Nasdaq-100 Index Fund              The United States Treasury Trust      16,981

                                                                                         Income from
                                     Gross                   Balance of                  Investments
                                   Purchases      Gross     Shares Held      Value      in Affiliated
                                      and       Sales and    August 31,   August 31,   Issuers Included
Fund                               Additions   Reductions       2008         2008      in Total Income
--------------------------------- ----------- ------------ ------------- ------------ -----------------
U.S. Government Securities Fund    2,835,996   2,823,395       23,234       $23,234         $1,283
Short-Term U.S. Government
 Bond Fund                         2,543,220   2,539,224       23,699       $23,699         $1,140
S&P 500 Index Fund                 3,743,118   3,802,883        1,755       $ 1,755         $1,133
S&P MidCap Index Fund              4,337,423   4,342,204        6,746       $ 6,746         $1,166
S&P SmallCap Index Fund            3,855,549   3,839,845       42,709       $42,709         $1,114
Equity Income Fund                 3,020,670   3,010,690       97,413       $97,413         $1,010
European Growth & Income Fund      2,873,346   2,835,132       51,157       $51,157         $1,125
Nasdaq-100 Index Fund              2,737,781   2,745,434        9,328       $ 9,328         $1,003
-------------------------------------------------------------------------------------------------------

(UNAUDITED)

      Fund Holdings: The Fund holdings shown in this report are as of August 31, 2008. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds' website at www.caltrust.com or by calling (800) 225-8778.

      Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2008, is available upon request, at no charge, at the phone number below, or on the SEC's website at www.sec.gov.

      This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling
(800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees
California Investment Trust
San Francisco, California


      We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust, including the portfolios of investments, as of August 31, 2008 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.


      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund as of August 31, 2008, the results of their operations for the year then ended, the statement changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                            TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 29, 2008

--------------------------------------------------------------------------------
              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

     Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

        Trustee                  Address           Date of Birth    Position Held with the Trust    Length of Time Served
----------------------- ------------------------- --------------- -------------------------------- ----------------------
Stephen C. Rogers       P.O. Box 387              06/27/66        President, Secretary, Chairman   Since August 1998
                        San Francisco, CA 94104                   & Trustee

James W. Miller, Jr.    P.O. Box 387              05/28/66        Trustee                          Since August 2001
                        San Francisco, CA 94104

Kevin T. Kogler         P.O. Box 387              02/21/66        Trustee                          Since May 2006
                        San Francisco, CA 94104

Stephen H. Sutro        P.O. Box 387              04/09/69        Trustee                          Since May 2006
                        San Francisco, CA 94104

Christopher P. Browne   P.O. Box 387              02/07/67        Treasurer                        Since October 2004
                        San Francisco, CA 94104

      Each Trustee oversees the Trust's twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Part-
                        ners, 1993 to 1994.

James W. Miller, Jr.    Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to
                        2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP,
                        1992 - 1993.

Kevin T. Kogler         Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Bank-
                        ing, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney,
                        2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette,
                        1997 - 2001

Stephen H. Sutro        Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002,
                        Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.

Christopher P. Browne   Portfolio Manager, CCM Partners, 2004 to present; Manager, Autodesk, 2000 - 2004; Principal,
                        Baystar Capital, 1998 - 2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

* Trustee deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust's Advisor and Administrator.

--------------------------------------------------------------------------------
                           CALIFORNIA INVESTMENT TRUST
      BOARD APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust's Investment Advisory Agreements dated January 1, 2007, between CIT and CCM Partners (the "Investment Advisory Agreement"), with respect to each Fund. At a meeting held in-person on May 8, 2008, the Board, including a majority of the Independent Trustees, on behalf of the Trusts' California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a "Fund"), considered and approved the continuance of the Current Agreement with respect to each Fund with CCM Partners ("CCM") for an additional one-year period.

      Prior to the meeting, the Independent Trustees requested information from CCM. This information together with other information provided by CCM and the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. In addition to the factors identified above, the information, other material factors and conclusions that formed the basis for the Board's subsequent approval are described below.

Information Received

      Materials reviewed. During the course of each year, the independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund's investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund's investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

      Review Process. The Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement with CCM representatives and in a private session with independent legal counsel at which no representatives of CCM were present. In deciding to approve the renewal of the Investment Advisory Agreement, the independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

      CCM, its personnel and its resources. The Board considered the depth and quality of CCM's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting, and that CCM is currently exploring the acquisition of a higher quality analytics package and performance attribution tools. The Board further considered CCM's continuing need to attract and retain qualified personnel and, noting CCM's recent additions, determined that CCM was adequately managing matters related to the Funds.

      Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

      The Board concluded that the CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

      The Board considered each Fund's unique, balanced pursuit of its investment objectives and the investment results of each Fund in light of its objectives. The Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed the Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund's investment restrictions, the Fund's size and similar factors.

o For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 5-year and 10-year periods and in the third quartile for the 3-year period. The Trustees noted with approval that the Fund was tracking its asset class tightly.

o For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year and 5-year periods and in the first quartile for the 10-year period. The Trustees noted with approval that the Fund was tracking its asset class tightly.

o For the Equity Income Fund, it was noted that the performance of the Fund was in the first quartile for the quarterly period, in the second quartile over the 1-year, 3-year and 5-year periods, and in the third quartile for the 10-year period.

o For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile for the quarterly period, and in the second quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its asset class tightly.

o For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the second quartile for the quarterly period, in the first quartile for the 1-year period, and in the third quartile over the 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its asset class tightly.

o For the European Growth & Income Fund, it was noted that the performance of the Fund was in the bottom quartile over the 3-year and 5-year periods, in the first quartile for the 1-year period, and in the third quartile over the quarterly period.

o For the United States Treasury Trust, it was noted that the performance of the Fund was in the second quartile for the 1-month (annualized) and the 12-month-to-date periods.

o For the Short-Term U.S. Govt. Bond Fund, the Trustees noted that the performance of the Fund was in the third quartile for the 5 years (annualized) period and in the second quartile for the quarterly, Year to Date, 1-year and 3 years (annualized) periods.

o For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the second quartile for the quarterly, Year to Date, 1-year, 3-year, 5-year and 10-year periods.

o For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in the first quartile for the 1-month (annualized) period and in the second quartile for 12-month-to-date period.

o For the California Tax-Free Income Fund, compared with the Morningstar California Municipal Intermediate/Short group, the performance of the Fund was in the third quartile for all periods considered.

o For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile for the quarterly, Year to Date, and 1-year periods and in the second quartile for the 3-year (annualized), 5-year (annualized), and 10-year (annualized) periods.

--------------------------------------------------------------------------------
                           CALIFORNIA INVESTMENT TRUST
            BOARD APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENTS
                           (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

      The Board ultimately concluded that CCM's performance record in managing each Fund was satisfactory and in some cases excellent, supporting the determination that CCM's continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

      The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the industry average fees and expense levels of other Funds in applicable categories from Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund's relevant peer group. The Trustees considered both the gross advisory fee rates charged by the Advisor, as well as the effective advisory fee rates after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund were below the industry average and that with respect to two-thirds of the Funds the management fees charged by CCM were significantly lower than the industry averages for such Funds. The Board observed that with one exception, each Fund's total operating expenses were well below the industry average of the other Funds. With respect to the exception, the Board noted that the operating expenses of one Fund exceeded the industry average for its category, but not by a significant amount. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted that although additional new administrative services are now paid for by the Funds under fund administration servicing agreements that took effect during February of 2005, these services were previously provided to the Funds by CCM at its own expense.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

      The Board reviewed information regarding CCM's costs of providing services to the Funds, as well as the resulting level of profits to CCM. The independent Trustees received a representation from CCM that its profits were not excessive and that CCM's profitability was low by industry standards. The Board considered CCM's need to invest in technology, infrastructure and staff to reinforce and offer new services and obtain the tools necessary to improve the provision of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund's shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees of the Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain Funds CCM imposed a voluntary fee limitation, although such voluntary limitations may be decreased or eliminated at the option of CCM. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions - CCM currently does not seek to supplement its fees with such "soft-dollar" benefits). On the basis of the foregoing, the Board concluded that each Fund's cost structure was reasonable.

Conclusions

      Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund's shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

CALIFORNIA
INVESTMENT TRUST
----------------
FUND GROUP
P.O. Box 387
San Francisco, CA 94104

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  N/A

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $110,500 for the fiscal year ended August 31, 2008 and $98,500 for the fiscal year ended August 31, 2007.

(b)   Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)   Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $24,000 for the fiscal year ended August 31, 2008 and $18,000 for the fiscal year ended August 31, 2007.

(d)     All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit-related services;

        (ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

        (iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)  All of the services provided to the Registrant described in paragraphs
        (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)     N/A

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $3,250 for the fiscal year ended August 31, 2008 and $3,000 for the fiscal year ended August 31, 2007.

(h)     N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)* /s/ Stephen C. Rogers
                         -------------------------------------------------------
                          Stephen C. Rogers, President
                          Date: November 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen C. Rogers
                         -------------------------------------------------------
                          Stephen C. Rogers, President
                          Date: November 6, 2008

By (Signature and Title)* /s/ Christopher P. Browne
                         ------------------------------------------------------
                          Christopher P. Browne, Treasurer
                          Date: November 6, 2008

* Print the name and title of each signing officer under his or her signature.


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